UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group Foundation® Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800)523-1918

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Equity Fund

December 31, 2010
	Number of	Value
	Shares	(U.S $)
Common Stock – 85.76%
U.S. Markets – 48.94%
Consumer Discretionary – 5.55%
†AFC Enterprises	52	$723
†Apollo Group Class A	176	6,950
†Bally Technologies	17	717
Big 5 Sporting Goods	34	519
†Buffalo Wild Wings	17	745
†Carmike Cinemas	32	247
CBS Class B	44	838
†CEC Entertainment	16	621
†Citi Trends	16	393
Comcast Class A	259	5,690
Cooper Tire & Rubber	28	660
†DSW Class A	16	626
†Ford Motor	130	2,183
†G-III Apparel Group	28	984
Guess	33	1,562
†Iconix Brand Group	40	772
†Jack in the Box	19	401
Jarden	40	1,235
†Jo-Ann Stores	8	482
Jones Group	32	497
†Jos. A Bank Clothiers	14	564
†Kohl's	30	1,630
Lincoln Educational Services	25	388
Lowe's	511	12,817
Macy's	68	1,720
McDonald's	40	3,070
Meredith	42	1,455
National CineMedia	28	557
NIKE Class B	92	7,860
Nordstrom	50	2,119
†Perry Ellis International	27	742
Phillips-Van Heusen	21	1,323
†Prestige Brands Holdings	57	681
†Shuffle Master	59	676
Staples	317	7,218
Starbucks	35	1,125
†Steven Madden	17	709
Tanger Factory Outlet Centers	17	870
Target	37	2,225
†Tenneco	20	823
Time Warner Cable	35	2,311
†Ulta Salon Cosmetics & Fragrance	16	544
Viacom Class B	63	2,495
Wal-Mart Stores	19	1,025
†WMS Industries	25	1,131
		82,923
Consumer Staples – 4.61%
Archer-Daniels-Midland	281	8,452
Avon Products	102	2,964
Bunge	61	3,997
Casey's General Stores	19	808
Coca-Cola	12	789
Colgate-Palmolive	31	2,491
CVS Caremark	269	9,353
†Fresh Market	12	494
J&J Snack Foods	15	724
Kimberly-Clark	112	7,060
Kraft Foods Class A	177	5,577
PepsiCo	47	3,071
Procter & Gamble	161	10,358
Safeway	262	5,892
†Susser Holdings	56	776
Walgreen	156	6,078
		68,884
Energy – 4.89%
Berry Petroleum Class A	24	1,049

†Bristow Group	17	805
†Carrizo Oil & Gas	26	897
Chevron	107	9,763
ConocoPhillips	126	8,581
EOG Resources	107	9,780
EQT	18	807
Exxon Mobil	109	7,970
†Key Energy Services	59	766
Lufkin Industries	12	749
Marathon Oil	190	7,036
National Oilwell Varco	120	8,070
†Newfield Exploration	14	1,010
Occidental Petroleum	38	3,728
†Pioneer Drilling	79	696
†Rosetta Resources	28	1,054
Schlumberger	42	3,507
†Swift Energy	19	744
Williams	249	6,155
		73,167
Financials – 5.86%
AFLAC	30	1,693
Allstate	177	5,643
American Equity Investment Life Holding	55	690
American Express	27	1,159
AmTrust Financial Services	30	525
Apollo Investment	61	675
Bank of America	245	3,268
Bank of New York Mellon	509	15,373
BioMed Realty Trust	38	709
Boston Private Financial Holdings	86	563
Capital One Financial	31	1,319
City Holding	17	616
CME Group	24	7,722
Delphi Financial Group	24	692
Dime Community Bancshares	40	584
DuPont Fabros Technology	27	574
EastGroup Properties	17	719
Entertainment Properties Trust	16	740
Flushing Financial	40	560
GFI Group	95	446
Harleysville Group	17	625
Home Properties	15	832
Host Hotels & Resorts	83	1,483
Independent Bank	18	487
†IntercontinentalExchange	76	9,055
JPMorgan Chase	92	3,903
Marsh & McLennan	207	5,659
Park National	9	654
†Piper Jaffray	17	595
†ProAssurance	10	606
Prosperity Bancshares	18	707
Provident Financial Services	43	651
Prudential Financial	38	2,231
Sabra Healthcare REIT	26	478
Sovran Self Storage	18	663
†Texas Capital Bancshares	28	596
Torchmark	32	1,912
Travelers	127	7,075
Trustmark	28	696
Webster Financial	20	394
Wells Fargo	128	3,967
		87,539
Healthcare – 6.34%
Abbott Laboratories	36	1,725
†Acorda Therapeutics	16	436
†Air Methods	13	732
†Align Technology	36	703
†Alkermes	44	540
Allergan	140	9,614
†Amgen	37	2,031
†AMN Healthcare Services	92	565
Baxter International	107	5,416
Cardinal Health	152	5,823
†Catalyst Health Solutions	17	790
†Celera	59	372
†Celgene	27	1,597
†Conmed	30	793
†CryoLife	58	314

†Express Scripts	43	2,324
†Gen-Probe	21	1,225
†Gilead Sciences	45	1,631
†Inspire Pharmaceuticals	50	420
Johnson & Johnson	102	6,309
†Martek Biosciences	20	626
†Medco Health Solutions	186	11,396
Merck	247	8,902
†Merit Medical Systems	42	665
†ONYX Pharmaceuticals	22	811
Perrigo	69	4,370
Pfizer	575	10,068
†PharMerica	35	401
Quest Diagnostics	107	5,775
†Quidel	41	592
†Regeneron Pharmaceuticals	19	624
†SonoSite	22	695
†Sun Healthcare Group	22	279
†Thermo Fisher Scientific	28	1,550
UnitedHealth Group	90	3,250
†Vertex Pharmaceuticals	19	666
West Pharmaceutical Services	17	700
		94,730
Industrials – 4.39%
AAON	22	621
Acuity Brands	12	692
†Alaska Air Group	42	2,381
Applied Industrial Technologies	25	812
Barnes Group	28	579
Caterpillar	21	1,967
†Chart Industries	23	777
†Columbus McKinnon	31	630
†CRA International	15	353
Cummins	12	1,320
Deere	20	1,661
Ducommun	20	436
ESCO Technologies	17	643
†Esterline Technologies	15	1,029
Expeditors International Washington	132	7,207
Fluor	26	1,723
General Electric	247	4,518
†Gibraltar Industries	43	584
Granite Construction	15	411
Honeywell International	46	2,445
†Hub Group Class A	26	914
†Kadant	26	613
†Kforce	40	647
Koppers Holdings	26	930
Lincoln Electric Holdings	19	1,240
Lockheed Martin	9	629
Manpower	24	1,506
McGrath RentCorp	14	367
†Metalico	68	400
†MYR Group/Delaware	31	651
Norfolk Southern	35	2,199
Northrop Grumman	101	6,543
Republic Services	31	926
Rockwell Collins	17	990
Roper Industries	14	1,070
†Tetra Tech	22	551
†Titan Machinery	32	618
Towers Watson Class A	13	677
Tutor Perini	20	428
Union Pacific	12	1,112
†United Stationers	14	893
United Technologies	46	3,621
†URS	26	1,082
US Ecology	27	469
Waste Management	155	5,715
		65,580
Information Technology – 12.55%
†Adobe Systems	236	7,264
†Amkor Technology	81	599
Anixter International	13	776
†Apple	67	21,611
†Applied Micro Circuits	46	491
†Atheros Communications	9	323
†Cisco Systems	180	3,641

†EMC/Massachusetts	127	2,908
Expedia	40	1,004
†FARO Technologies	28	920
†Google Class A	24	14,255
Hewlett-Packard	63	2,652
iGate	26	512
Intel	376	7,907
International Business Machines	47	6,898
†Intuit	229	11,290
†IPG Photonics	24	759
†IXYS	44	511
†j2 Global Communications	26	753
†JDA Software Group	25	700
†KEYW Holding	32	469
†Lawson Software	86	796
†Liquidity Services	32	450
†LogMeIn	10	443
MasterCard Class A	41	9,189
†MEMC Electronic Materials	137	1,543
Microsoft	204	5,696
†Motorola	660	5,986
†NetApp	36	1,979
†NETGEAR	17	573
†NIC	61	592
†Nuance Communications	52	945
†ON Semiconductor	107	1,057
†priceline.com	28	11,187
†Progress Software	18	762
QUALCOMM	296	14,649
Quality Systems	9	628
†QuinStreet	28	538
†Rackspace Hosting	20	628
†Radiant Systems	33	646
†RightNow Technologies	19	450
†Rofin-Sinar Technologies	22	780
†SAVVIS	29	740
†Semtech	26	589
†SolarWinds	31	597
†SS&C Technologies Holdings	32	656
†Symantec	99	1,657
†Synaptics	24	705
†Tekelec	43	512
†TeleTech Holdings	30	618
†Teradata	142	5,845
†ValueClick	46	737
†VeriSign	202	6,599
†ViaSat	14	622
Visa Class A	151	10,627
†Vocus	29	802
Xerox	452	5,207
†Yahoo	322	5,355
		187,628
Materials – 1.26%
Alcoa	71	1,093
Celanese Class A	55	2,264
Dow Chemical	62	2,117
duPont (E.I.) deNemours	114	5,686
†KapStone Paper & Packaging	41	627
†Owens-Illinois	48	1,474
Rock-Tenn Class A	15	809
†Rockwood Holdings	20	782
Schulman (A.)	29	664
Silgan Holdings	18	645
Temple-Inland	49	1,041
United States Steel	28	1,636
		18,838
Telecommunications – 2.34%
Alaska Communications Systems Group	44	488
†Arris Group	44	494
AT&T	313	9,196
Atlantic Tele-Network	9	345
†Crown Castle International	232	10,170
†Knology	35	547
NTELOS Holdings	28	533
Plantronics	18	670
†Polycom	131	5,106
Qwest Communications International	156	1,187
†RigNet	31	421

Verizon Communications	161	5,761
		34,918
Utilities – 1.15%
American Electric Power	67	2,411
Cleco	19	584
Edison International	143	5,520
MDU Resources Group	51	1,034
NorthWestern	14	404
OGE Energy	24	1,093
Progress Energy	122	5,305
UIL Holdings	14	419
UNITIL	19	432
		17,202
Total U.S. Markets (cost $607,998)		731,409

§Developed Markets – 22.13%
Consumer Discretionary – 3.67%
Autoliv	53	4,184
Bayerische Motoren Werke	82	6,436
Don Quijote	200	6,090
Esprit Holdings	17	81
PPR	25	3,977
Publicis Groupe	78	4,067
Techtronic Industries	5,500	7,175
Toyota Motor	200	7,931
Vivendi	288	7,779
†Yue Yuen Industrial Holdings	2,000	7,192
		54,912
Consumer Staples – 2.30%
Aryzta	168	7,759
†Coca-Cola Amatil	550	6,104
@Greggs	760	5,543
Metro	101	7,278
Parmalat	2,808	7,696
		34,380
Energy – 0.67%
†Nabors Industries	58	1,361
Noble	30	1,073
Total	142	7,527
		9,961
Financials – 2.51%
Alterra Capital Holdings	25	541
Aspen Insurance Holdings	24	687
AXA	182	3,029
Banco Santander	665	7,049
†Mitsubishi UFJ Financial Group	1,100	5,946
Nordea Bank	612	6,663
†Standard Chartered	262	7,053
UniCredit	3,154	6,528
		37,496
Healthcare – 2.09%
†Eurand	36	426
†ICON ADR	28	613
Meda Class A	936	7,132
Novartis	137	8,058
Novo Nordisk ADR	70	7,880
Sanofi-Aventis	111	7,101
		31,210
Industrials – 5.24%
Alstom	140	6,703
Asahi Glass	1,000	11,684
Cie de Saint-Gobain	122	6,280
Deutsche Post	370	6,253
Finmeccanica	661	7,516
†ITOCHU	702	7,105
†Koninklijke Philips Electronics	256	7,844
Singapore Airlines ADR	230	5,494
Teleperformance	307	10,363
Tianjin Development Holdings	2,000	1,896
†Vallourec	68	7,146
		78,284
Information Technology – 1.55%
Accenture Class A	27	1,309
†CGI Group Class A	944	16,281
Nokia	542	5,609
		23,199
Materials – 2.12%
Agrium	14	1,285

Alumina ADR	92	937
Anglo American ADR	100	2,611
ArcelorMittal	115	4,363
Lafarge	124	7,778
Rexam	1,420	7,390
Syngenta ADR	124	7,289
		31,653
Telecommunications – 1.61%
China Mobile ADR	97	4,813
China Unicom Hong Kong ADR	124	1,767
Telefonica	335	7,598
TELUS	126	5,746
Vodafone Group	1,629	4,216
		24,140
Utilities – 0.37%
National Grid	643	5,562
		5,562
Total Developed Markets (cost $298,356)		330,797

XEmerging Markets – 14.69%
Consumer Discretionary – 0.36%
†Grupo Televisa ADR	76	1,971
Santos Brasil Participacoes	100	1,386
†Turk Sise ve Cam Fabrikalari	490	864
Wal-Mart de Mexico Series V	241	689
†Xueda Education Group ADR	38	428
		5,338
Consumer Staples – 1.03%
Brazil Foods ADR	96	1,620
Chaoda Modern Agriculture Holdings	8,000	6,001
@Cresud ADR	98	1,860
Fomento Economico Mexicano ADR	19	1,062
KT&G	18	1,039
Lotte Chilsung Beverage	2	1,712
Lotte Confectionery	1	1,345
Tingyi Cayman Islands Holding	139	356
Tsingtao Brewery	71	372
		15,367
Energy – 2.76%
China Petroleum & Chemical ADR	6	574
CNOOC	3,000	7,117
CNOOC ADR	2	477
Gazprom ADR	126	3,182
LUKOIL ADR	16	916
PetroChina ADR	13	1,709
Petroleo Brasileiro SA ADR	227	8,589
Petroleo Brasileiro SP ADR	245	8,372
Polski Koncern Naftowy Orlen	59	911
PTT	107	1,136
@PTT Exploration & Production	100	557
#Reliance Industries GDR 144A	38	1,805
†Rosneft Oil GDR	249	1,783
Sasol ADR	31	1,614
Tambang Batubara Bukit Asam	1,000	2,547
		41,289
Financials – 2.44%
ABSA Group	37	782
Akbank	110	612
Banco Bradesco ADR	66	1,339
Banco Santander Brasil ADR	200	2,720
Bangkok Bank	171	834
Bank of China	3,300	1,741
†China Construction Bank	1,680	1,506
Credicorp	11	1,308
Cyrela Brazil Realty	67	882
Fubon Financial Holding	1,049	1,438
@Hong Leong Bank	300	895
†Industrial & Commercial Bank of China	1,881	1,401
@IRSA Inversiones y Representaciones ADR	43	692
KB Financial Group ADR	77	4,073
KLCC Property Holdings	600	652
Malayan Banking	557	1,535
†OTP Bank	42	1,013
Powszechna Kasa Oszczednosci Bank Polski	58	848
†Powszechny Zaklad Ubezpieczen	15	1,798
Samsung Life Insurance	20	1,828
@Sberbank	1,038	3,536
Standard Bank Group	83	1,347

†Torunlar Gayrimenkul Yatirim Ortakligi	174	724
Turkiye Is Bankasi Class C	138	492
†UEM Land Holdings	1,750	1,385
VTB Bank GDR	161	1,043
		36,424
Healthcare – 0.09%
†Hypermarcas	100	1,358
		1,358
Industrials – 0.50%
All America Latina Logistica	100	904
†Empresas ADR	73	745
Fosun International	1,252	920
Guangshen Railway ADR	53	1,036
†LG Electronics	17	1,789
Siam Cement NVDR	100	1,131
United Tractors	357	943
		7,468
Information Technology – 3.55%
†Alibaba.com	500	897
Hon Hai Precision Industry	336	1,353
HTC	1,050	32,396
LG Display ADR	37	657
Samsung Electronics	5	4,232
†Shanda Games ADR	109	702
†Shanda Interactive Entertainment ADR	53	2,101
†Sohu.com	100	6,349
Taiwan Semiconductor Manufacturing ADR	218	2,734
United Microelectronics	3,000	1,676
		53,097
Materials – 1.98%
†Anglo Platinum	12	1,257
ArcelorMittal South Africa	106	1,268
Braskem ADR	72	1,807
Cemex ADR	259	2,770
Cia de Minas Buenaventura ADR	22	1,077
†Fibria Celulose ADR	92	1,472
Impala Platinum Holdings	32	1,125
Israel Chemicals	51	880
MMC Norilsk Nickel ADR	65	1,539
†Petronas Chemicals Group	600	1,074
POSCO ADR	14	1,508
Vale ADR	400	13,827
		29,604
Telecommunications – 1.46%
America Movil ADR	15	860
Chunghwa Telecom ADR	223	5,635
†Foxconn International Holdings	1,000	699
KT ADR	89	1,851
LG Uplus	161	1,030
SK Telecom ADR	211	3,931
Turkcell Iletisim Hizmet ADR	141	2,415
Vivo Participacoes ADR	36	1,173
Vodacom Group	362	4,179
		21,773
Utilities – 0.52%
Centrais Eletricas Brasileiras ADR	200	2,750
Datang International Power Generation	1,656	582
Huaneng Power International ADR	74	1,582
Light	100	1,532
†Polska Grupa Energetyczna	179	1,400
		7,846
Total Emerging Markets (cost $171,543)		219,564
Total Common Stock (cost $1,077,897)		1,281,770
Exchange Traded Funds – 8.84%
Equity Funds – 8.84%
iShares MSCI EAFE Growth Index	1,080	65,961
Vanguard Europe Pacific	1,830	66,155
Total Exchange Traded Funds (cost $119,643)		132,116
	Principal
	Amount
	(U.S. $)
‚Short-Term Investments – 6.92%
Discount Notes – 4.87%
Federal Home Loan Bank
0.001% 1/3/11	$26,256	26,255
0.001% 1/5/11	6,201	6,201
0.001% 1/11/11	1,032	1,032

0.03% 1/26/11	26,256	26,255
0.098% 1/7/11	13,060	13,060
		72,803
U.S. Treasury Obligation – 2.05%
U.S. Treasury Bill 0.025% 1/13/11	30,631	30,631
		30,631
Total Short-Term Investments (cost $103,434)		103,434

Total Value of Securities – 101.52%
(cost $1,300,974)		1,517,320
Liabilities Net of Receivables and Other Assets (See Notes) – (1.52%)		(22,668)
Net Assets Applicable to 145,695 Shares Outstanding – 100.00%		$1,494,652

†Non income producing security.
@Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $13,083, which represented 0.88% of the Fund’s net assets. See Note 5 in "Notes."
‚The rate shown is the effective yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $1,805, which represented 0.12% of the Fund’s net assets. See Note 5 in "Notes."
§Developed Market – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Market – developing countries with relatively low per capita income, often with above-average economic growth potential but more risk.

Summary of Abbreviations:
ADR – American Depositary Receipts
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipts
HKD – Hong Kong Dollar
MNB – Mellon National Bank
NVDR – Non Voting Depositary Receipts
REIT – Real Estate Investment Trust
USD – United States Dollar

1The following foreign currency exchange contracts were outstanding at December 31, 2010:

Foreign Currency Exchange Contracts
						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	CAD	927	USD	(930)	1/5/11	$(1)
MNB	CHF	331	USD	(353)	1/4/11	1
MNB	EUR	(1,403)	USD	1,864	1/3/11	(12)
MNB	EUR	3,535	USD	(4,744)	1/4/11	(18)
MNB	EUR	1,012	USD	(1,358)	1/5/11	(4)
MNB	GBP	832	USD	(1,291)	1/5/11	7
MNB	HKD	(346)	USD	45	1/3/11	-
						$(27)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2009 – September 30, 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in the foreign exchange rates from that which are due to changes in market prices. The changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,304,491
Aggregate unrealized appreciation	$243,669
Aggregate unrealized depreciation	(30,840)
Net unrealized appreciation	$212,829

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Total
Common Stock	$1,273,665	$8,105	$1,281,770
Investment Companies	132,116	-	132,116
Short-Term Investments	-	103,434	103,434

Total

$1,405,781

$111,539

$1,517,320

There were no Level 3 securities at the beginning or end of the period.

Utilizing international fair value pricing for a security could cause transfers from Level 1 investments to Level 2 investments in the hierarchy. During the year ended December 31, 2010, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts–The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of December 31, 2010.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)
Delaware Foundation® Growth Allocation Fund
December 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 76.17%
U.S. Markets – 41.12%
Consumer Discretionary – 4.67%
†AFC Enterprises	2,535	$35,237
†Apollo Group Class A	8,600	339,614
†Bally Technologies	840	35,440
Big 5 Sporting Goods	1,680	25,654
†Buffalo Wild Wings	790	34,642
†Carmike Cinemas	1,555	12,005
CBS Class B	2,210	42,101
†CEC Entertainment	780	30,287
†Citi Trends	790	19,395
Comcast Class A	13,900	305,383
Cooper Tire & Rubber	1,355	31,951
†DSW Class A	755	29,521
†Ford Motor	6,650	111,654
†G-III Apparel Group	1,345	47,277
Guess	1,690	79,971
†Iconix Brand Group	1,945	37,558
†Jack in the Box	940	19,862
Jarden	2,100	64,827
†Jo-Ann Stores	410	24,690
Jones Group	1,660	25,796
†Jos. A Bank Clothiers	667	26,893
†Kohl's	1,610	87,487
Lincoln Educational Services	1,220	18,922
Lowe's	25,900	649,571
Macy's	3,340	84,502
McDonald's	2,080	159,661
Meredith	1,910	66,182
National CineMedia	1,435	28,571
NIKE Class B	4,500	384,389
Nordstrom	2,710	114,850
†Perry Ellis International	1,315	36,123
Phillips-Van Heusen	1,050	66,161
†Prestige Brands Holdings	2,880	34,416
†Shuffle Master	3,005	34,407
Staples	15,500	352,934
Starbucks	1,790	57,513
†Steven Madden	850	35,462
Tanger Factory Outlet Centers	800	40,952
Target	1,870	112,443
†Tenneco	985	40,543
Time Warner Cable	1,810	119,514
†Ulta Salon Cosmetics & Fragrance	765	26,010
Viacom Class B	3,280	129,921
Wal-Mart Stores	950	51,234
†WMS Industries	1,300	58,812
		4,170,338
Consumer Staples – 3.86%
Archer-Daniels-Midland	13,500	406,080
Avon Products	4,900	142,394
Bunge	3,225	211,302
Casey's General Stores	890	37,834
Coca-Cola	640	42,093
Colgate-Palmolive	1,640	131,807
CVS Caremark	13,650	474,611
†Fresh Market	610	25,132
J&J Snack Foods	680	32,803
Kimberly-Clark	5,690	358,698

Kraft Foods Class A	9,100	286,741
PepsiCo	2,510	163,978
Procter & Gamble	8,020	515,928
Safeway	12,500	281,125
†Susser Holdings	2,895	40,096
Walgreen	7,500	292,200
		3,442,822
Energy – 4.15%
Berry Petroleum Class A	1,150	50,255
†Bristow Group	825	39,064
†Carrizo Oil & Gas	1,280	44,147
Chevron	5,580	509,175
ConocoPhillips	6,580	448,098
EOG Resources	5,240	478,988
EQT	940	42,150
Exxon Mobil	5,640	412,397
†Key Energy Services	2,905	37,707
Lufkin Industries	610	38,058
Marathon Oil	9,800	362,894
National Oilwell Varco	5,680	381,980
†Newfield Exploration	700	50,477
Occidental Petroleum	1,950	191,295
†Pioneer Drilling	3,685	32,465
†Rosetta Resources	1,420	53,449
Schlumberger	2,130	177,855
†Swift Energy	940	36,801
Williams	12,900	318,888
		3,706,143
Financials – 4.99%
AFLAC	1,610	90,852
Allstate	9,100	290,108
American Equity Investment Life Holding	2,770	34,764
American Express	1,370	58,800
AmTrust Financial Services	1,520	26,600
Apollo Investment	3,050	33,764
Bank of America	12,770	170,352
Bank of New York Mellon	25,960	783,991
BioMed Realty Trust	1,895	35,342
Boston Private Financial Holdings	4,310	28,231
Capital One Financial	1,630	69,373
City Holding	840	30,433
CME Group	1,150	370,012
Delphi Financial Group	1,210	34,896
Dime Community Bancshares	1,980	28,888
DuPont Fabros Technology	1,335	28,395
EastGroup Properties	815	34,491
Entertainment Properties Trust	825	38,156
Flushing Financial	1,940	27,160
GFI Group	4,455	20,894
Harleysville Group	860	31,596
Home Properties	720	39,953
Host Hotels & Resorts	4,565	81,577
Independent Bank	860	23,263
†IntercontinentalExchange	3,650	434,897
JPMorgan Chase	4,830	204,889
Marsh & McLennan	11,000	300,740
Park National	430	31,248
†Piper Jaffray	815	28,533
†ProAssurance	540	32,724
Prosperity Bancshares	960	37,709
Provident Financial Services	2,150	32,530
Prudential Financial	2,020	118,594
Sabra Healthcare REIT	1,250	23,000
Sovran Self Storage	900	33,129
†Texas Capital Bancshares	1,365	29,034
Torchmark	1,800	107,532
Travelers	6,610	368,243
Trustmark	1,335	33,161
Webster Financial	1,045	20,587
Wells Fargo	6,620	205,154

		4,453,595
Healthcare – 5.35%
Abbott Laboratories	1,940	92,945
†Acorda Therapeutics	770	20,990
†Air Methods	590	33,199
†Align Technology	1,835	35,856
†Alkermes	2,130	26,156
Allergan	6,850	470,389
†Amgen	1,880	103,212
†AMN Healthcare Services	4,335	26,617
Baxter International	5,700	288,534
Cardinal Health	8,000	306,480
†Catalyst Health Solutions	850	39,517
†Celera	2,955	18,617
†Celgene	1,390	82,205
†Conmed	1,440	38,059
†CryoLife	2,840	15,393
†Express Scripts	2,210	119,451
†Gen-Probe	1,170	68,270
†Gilead Sciences	2,390	86,614
†Inspire Pharmaceuticals	2,375	19,950
Johnson & Johnson	5,030	311,106
†Martek Biosciences	965	30,205
†Medco Health Solutions	9,000	551,429
Merck	12,550	452,301
†Merit Medical Systems	2,035	32,214
†ONYX Pharmaceuticals	1,040	38,345
Perrigo	3,200	202,656
Pfizer	28,909	506,187
†PharMerica	910	10,420
Quest Diagnostics	5,500	296,835
†Quidel	1,950	28,178
†Regeneron Pharmaceuticals	885	29,055
†SonoSite	1,050	33,180
†Sun Healthcare Group	1,145	14,496
Synthes	250	33,795
†Thermo Fisher Scientific	1,460	80,826
UnitedHealth Group	4,630	167,189
†Vertex Pharmaceuticals	1,000	35,030
West Pharmaceutical Services	790	32,548
		4,778,449
Industrials – 3.69%
AAON	1,040	29,338
Acuity Brands	595	34,314
†Alaska Air Group	2,105	119,332
Applied Industrial Technologies	1,220	39,626
Barnes Group	1,440	29,765
Caterpillar	1,080	101,153
†Chart Industries	1,140	38,509
†Columbus McKinnon	1,685	34,239
†CRA International	705	16,575
Cummins	610	67,106
Deere	980	81,389
Ducommun	975	21,236
ESCO Technologies	785	29,704
†Esterline Technologies	660	45,269
Expeditors International Washington	6,400	349,439
Fluor	1,380	91,439
General Electric	12,590	230,271
†Gibraltar Industries	2,040	27,683
Granite Construction	680	18,652
Honeywell International	2,470	131,305
†Hub Group Class A	1,305	45,858
†Kadant	1,225	28,873
†Kforce	2,140	34,625
Koppers Holdings	1,180	42,220
Lincoln Electric Holdings	940	61,354
Lockheed Martin	500	34,955
Manpower	1,230	77,195
McGrath RentCorp	640	16,781

†Metalico	3,250	19,110
†MYR Group/Delaware	1,530	32,130
Norfolk Southern	1,770	111,191
Northrop Grumman	5,250	340,094
Republic Services	1,710	51,061
Rockwell Collins	870	50,686
Roper Industries	690	52,737
†Tetra Tech	1,080	27,065
†Titan Machinery	1,510	29,143
Towers Watson Class A	660	34,360
Tutor Perini	1,000	21,410
Union Pacific	620	57,449
†United Stationers	670	42,753
United Technologies	2,370	186,566
†URS	1,370	57,006
US Ecology	1,395	24,245
Waste Management	7,500	276,525
		3,291,736
Information Technology – 10.42%
†Adobe Systems	11,500	353,970
†Amkor Technology	3,990	29,486
Anixter International	610	36,435
†Apple	3,280	1,057,996
†Applied Micro Circuits	2,195	23,443
†Atheros Communications	450	16,164
†Cisco Systems	9,400	190,162
†EMC/Masachusetts	6,570	150,453
Expedia	2,080	52,187
†FARO Technologies	1,420	46,633
†Google Class A	1,200	712,763
Hewlett-Packard	3,180	133,878
iGate	1,235	24,342
Intel	20,050	421,652
International Business Machines	2,430	356,627
†Intuit	11,100	547,230
†IPG Photonics	1,125	35,573
†IXYS	2,150	24,983
†j2 Global Communications	1,290	37,346
†JDA Software Group	1,220	34,160
†KEYW Holding	1,550	22,739
†Lawson Software	4,350	40,238
†Liquidity Services	1,620	22,761
†LogMeIn	455	20,175
MasterCard Class A	1,925	431,412
†MEMC Electronic Materials	6,100	68,686
Microsoft	10,500	293,160
†Motorola	34,100	309,287
†NetApp	1,820	100,027
†NETGEAR	810	27,281
NIC	3,050	29,616
†Nuance Communications	2,810	51,086
†ON Semiconductor	5,500	54,340
†priceline.com	1,350	539,393
†Progress Software	825	34,914
QUALCOMM	14,280	706,716
Quality Systems	415	28,975
†QuinStreet	1,440	27,662
†Rackspace Hosting	950	29,840
†Radiant Systems	1,585	31,018
†RightNow Technologies	910	21,540
†Rofin-Sinar Technologies	1,065	37,744
†SAVVIS	1,480	37,770
†Semtech	1,335	30,224
†SolarWinds	1,520	29,260
†SS&C Technologies Holdings	1,470	30,150
†Symantec	5,340	89,392
†Synaptics	1,110	32,612
†Tekelec	2,195	26,142
†TeleTech Holdings	1,570	32,326
†Teradata	6,900	284,004

†ValueClick	2,210	35,426
VeriSign	9,800	320,166
†ViaSat	655	29,089
Visa Class A	7,350	517,293
†Vocus	1,350	37,341
Xerox	24,600	283,392
†Yahoo	16,600	276,058
		9,304,738
Materials – 1.08%
Alcoa	3,590	55,250
Celanese Series A	2,800	115,276
Dow Chemical	3,340	114,028
duPont (E.I.) deNemours	6,000	299,280
†KapStone Paper & Packaging	1,930	29,529
†Owens-Illinois	2,400	73,680
Rock-Tenn Class A	675	36,416
†Rockwood Holdings	965	37,751
Schulman (A.)	1,400	32,046
Silgan Holdings	865	30,976
Temple-Inland	2,630	55,861
United States Steel	1,360	79,451
		959,544
Telecommunications – 1.95%
Alaska Communications Systems Group	2,190	24,309
†Arris Group	2,230	25,021
AT&T	16,440	483,007
Atlantic Tele-Network	420	16,103
†Crown Castle International	10,800	473,364
†Knology	1,785	27,900
NTELOS Holdings	1,465	27,908
Plantronics	880	32,754
†Polycom	6,500	253,370
Qwest Communications International	8,130	61,869
†RigNet	1,465	19,909
Verizon Communications	8,300	296,974
		1,742,488
Utilities – 0.96%
American Electric Power	3,460	124,491
Cleco	930	28,607
Edison International	7,300	281,779
MDU Resources Group	2,780	56,351
NorthWestern	650	18,740
OGE Energy	1,230	56,014
Progress Energy	5,800	252,184
UIL Holdings	675	20,223
UNITIL	910	20,693
		859,082
Total U.S. Markets (cost $29,912,291)		36,708,935
§Developed Markets – 24.35%
Consumer Discretionary – 3.81%
Autoliv	2,100	165,774
Bayerische Motoren Werke	3,502	274,880
BIC	240	20,638
Christian Dior	210	30,013
Cie Financiere Richemont Class A	1,000	58,868
Cie Generale des Etablissements Michelin Class B	740	53,128
Compass Group	6,300	57,201
Daimler	620	42,208
Don Quijote	9,800	298,410
Heenes & Mauritz Class B	1,390	46,338
Honda Motor	2,500	98,966
Husqvarna Class B	5,000	41,783
Lifestyle International Holdings	15,000	36,938
LVMH Moet Hennessy Vuitton	340	55,957
McDonald's Holdings Japan	1,000	25,069
Panasonic	2,000	28,394
PPR	1,021	162,438
Publicis Groupe	3,984	207,730
Singapore Press Holdings	10,000	31,015
Sky City Entertainment Group	11,960	30,187

Sodexo	615	42,402
Sony	1,800	64,872
Stanley Electric	2,000	37,358
Suzuki Motor	2,000	49,252
Swatch Group	105	46,841
Swatch Group Bearer Shares	350	28,246
Takashimaya	3,000	25,710
Techtronic Industries	220,500	287,664
Toyota Motor	9,886	391,958
Vivendi	11,916	321,808
Yamada Denki	600	40,928
Yue Yuen Industrial Holdings	82,500	296,671
		3,399,645
Consumer Staples – 3.07%
Anheuser-Busch InBev	1,390	79,538
Aryzta	6,853	316,501
Asahi Breweries	1,900	36,800
British American Tobacco	3,270	125,723
Carrefour	700	28,871
Coca Cola Hellenic Bottling	900	23,295
Coca-Cola Amatil	24,883	276,161
Colruyt	750	38,153
Danone	665	41,804
Diageo	2,530	46,889
@Greggs	30,342	221,291
Heineken Holding	800	34,787
Imperial Tobacco Group	1,990	61,252
Kao	2,000	53,882
Kerry Group Class A	1,000	33,384
Koninklijke Ahold	3,490	46,081
L'Oreal	200	22,215
Metro	4,033	290,624
Nestle	4,880	285,968
Parmalat	106,221	291,125
Reckitt Benckiser Group	1,240	68,325
SABMiller	1,340	47,161
Tesco	10,680	70,927
Unilever	1,300	39,892
Unilever CVA	1,930	60,121
Wesfarmers	830	27,143
Woolworths	2,540	70,007
		2,737,920
Energy – 0.95%
Aker Solutions	2,590	44,119
BG Group	5,980	121,045
†Nabors Industries	2,950	69,207
Neste Oil	2,690	42,977
Noble	1,560	55,801
Petrofac	1,590	39,415
Santos	4,000	53,755
Technip	500	46,192
Total	5,666	300,355
Woodside Petroleum	1,680	73,070
		845,936
Financials – 3.16%
Alterra Capital Holdings	1,260	27,266
Aspen Insurance Holdings	1,180	33,772
Assicurazioni Generali	3,040	57,754
AXA	17,424	290,023
Banco Santander	26,733	283,352
Bank of East Asia	8,000	33,503
City Developments	5,000	48,938
Daito Trust Construction	700	47,922
Danske Bank	1,590	40,782
Hong Kong Exchanges & Clearing	2,000	45,365
HSBC Holdings	25,400	258,198
Lloyds Banking Group	74,420	76,416
Man Group	5,550	25,646
Mitsubishi UFJ Financial Group	57,914	313,049
Natixis	4,980	23,303

Nordea Bank	25,668	279,436
Schroders	1,490	43,375
Sony Financial Holdings	11	44,493
Standard Chartered	14,188	381,921
Sun Hung Kai Properties	4,000	66,439
Tokio Marine Holdings	2,000	59,767
UBS	4,600	75,575
UniCredit	126,532	261,870
		2,818,165
Healthcare – 1.91%
Bayer	840	61,823
†Eurand	1,705	20,170
Fresenius	400	33,825
Getinge Class B	1,790	37,535
†ICON ADR	1,320	28,908
Meda Class A	37,269	283,984
Novartis	5,449	320,478
Novo Nordisk ADR	3,500	393,994
Novo Nordisk Class B	800	90,255
Roche Holding	950	139,302
Sanofi-Aventis	4,137	264,657
Santen Pharmaceutical	1,000	34,723
		1,709,654
Industrials – 4.98%
ABB	4,180	93,192
Alstom	5,571	266,718
Asahi Glass	25,000	292,126
Assa Abloy Class B	1,590	44,842
Bunzl	3,490	39,146
Central Japan Railway	7	58,610
Cie de Saint-Gobain	5,940	305,747
Deutsche Post	16,358	276,435
East Japan Railway	1,000	65,013
European Aeronautic Defense & Space	2,000	46,633
FANUC	200	30,709
Finmeccanica	24,751	281,438
Hankyu Hanshin Holdings	10,000	46,420
Hexagon Class B	1,790	38,414
Hochtief	500	42,248
ITOCHU	32,873	332,717
Keppel	5,396	47,600
Komatsu	1,000	30,253
Koninklijke Philips Electronics	11,313	346,662
Kurita Water Industries	1,000	31,497
Leighton Holdings	1,060	33,343
Marubeni	7,000	49,215
Mitsubishi Heavy Industries	15,000	56,332
Mitsui Engineer & Shipbuilding	10,000	26,473
Qantas Airways	17,000	44,128
Rolls-Royce Group	6,590	64,255
Schneider Electric	250	37,435
Secom	1,000	47,343
SembCorp Industries	10,000	40,055
Serco Group	4,480	39,173
Siemens	915	113,976
Singapore Airlines	19,688	234,737
SKF Class B	1,490	42,487
Teleperformance	11,482	387,608
Tianjin Development Holdings	46,000	43,618
TNT	1,490	39,343
Tokyu	10,000	45,804
Vallourec	3,312	348,038
†Wolseley	1,000	31,950
		4,441,733
Information Technology – 1.73%
Accenture Class A	1,470	71,280
ASM Pacific Technology	2,850	36,026
Brother Industries	3,000	44,475
Canon	2,000	103,675
†CGI Group Class A	38,785	668,907

Dassault Systemes	500	37,715
FUJIFILM Holdings	1,000	36,151
Konica Minolta Holdings	4,000	41,569
Nintendo	300	88,026
Nokia	22,407	231,867
Nomura Research Institute	2,000	44,524
Sage Group	7,470	31,931
SAP	1,590	80,619
Yahoo Japan	80	31,029
		1,547,794
Materials – 2.95%
Agrium	710	65,143
Air Liquide	545	68,958
Alumina ADR	4,100	41,738
Anglo American	1,740	90,772
Anglo American ADR	1,500	39,167
Antofagasta	1,620	40,816
ArcelorMittal	4,965	188,385
BHP Billiton Limited	2,970	118,313
BHP Billiton PLC	4,690	216,881
JFE Holdings	1,000	34,821
JSR	2,000	37,308
Kazakhmys	1,790	45,182
Lafarge	4,706	295,206
Linde	400	61,018
Lonmin	1,390	42,741
Newcrest Mining	1,600	66,124
Nippon Steel	10,000	35,954
Nitto Denko	1,000	47,097
Novozymes Class B	290	40,416
Rexam	57,699	300,284
Rio Tinto PLC	1,990	139,423
Rio Tinto Limited	550	48,040
Sika	17	37,319
Syngenta	115	33,664
Syngenta ADR	6,000	352,680
Vedanta Resources	1,120	44,031
Wacker Chemie	250	43,952
Xstrata	2,590	60,850
		2,636,283
Telecommunications – 1.28%
China Mobile ADR	3,500	173,670
China Unicom Hong Kong ADR	7,817	111,392
Elisa	1,690	36,761
Mobistar	550	35,670
Softbank	600	20,767
Tele2 Class B	1,790	37,189
Telefonica	13,194	299,258
Telenor	2,400	39,049
TELUS	4,858	221,540
Vodafone Group	66,178	171,277
		1,146,573
Utilities – 0.51%
Centrica	6,970	36,176
Electricite de France	1,250	51,297
National Grid	26,580	229,930
Scottish & Southern Energy	2,800	53,684
Shikoku Electric Power	1,500	44,105
Tokyo Gas	10,000	44,327
		459,519
Total Developed Markets (cost $19,572,366)		21,743,222
XEmerging Markets – 10.70%
Consumer Discretionary – 0.29%
†Grupo Televisa ADR	4,100	106,313
Santos Brasil Participacoes	3,900	54,051
Turk Sise ve Cam Fabrikalari	19,994	35,271
Wal-Mart de Mexico Series V	14,687	42,001
†Xueda Education Group ADR	1,900	21,413
		259,049

Consumer Staples – 0.84%

Brazil Foods ADR	3,900	65,832
Chaoda Modern Agriculture Holdings	346,000	259,528
@Cresud ADR	3,980	75,540
Fomento Economico Mexicano ADR	775	43,338
KT&G	979	56,492
Lotte Chilsung Beverage	125	107,023
Lotte Confectionery	57	76,661
Tingyi Cayman Islands Holding	10,245	26,230
Tsingtao Brewery	7,202	37,713
		748,357
Energy – 2.07%
China Petroleum & Chemical ADR	325	31,099
CNOOC	125,000	296,558
CNOOC ADR	200	47,674
Gazprom ADR	5,600	141,400
LUKOIL ADR	700	40,054
Oil India	2,096	66,153
PetroChina ADR	525	69,032
Petroleo Brasileiro SA ADR	10,975	415,294
Petroleo Brasileiro SP ADR	9,200	314,364
Polski Koncern Naftowy Orlen	2,653	40,981
PTT	6,346	67,354
@PTT Exploration & Production	3,917	21,826
#Reliance Industries GDR 144A	1,986	94,335
†Rosneft Oil GDR	12,100	86,636
Sasol ADR	1,600	83,280
Tambang Batubara Bukit Asam	14,000	35,660
		1,851,700
Financials – 2.05%
ABSA Group	2,022	42,729
Akbank	4,929	27,428
Banco Bradesco ADR	2,729	55,366
Banco Santander Brasil ADR	8,000	108,800
Bangkok Bank	8,966	43,715
Bank of China	126,500	66,729
Cathay Financial Holding	23,050	40,853
China Construction Bank	76,933	68,990
Credicorp	500	59,455
Cyrela Brazil Realty	4,941	65,054
Fubon Financial Holding	48,897	67,051
@Hong Leong Bank	14,600	43,561
Industrial & Commercial Bank of China	83,600	62,276
@IRSA Inversiones y Representaciones ADR	1,800	28,962
KB Financial Group ADR	3,993	211,190
KLCC Property Holdings	28,000	30,420
Malayan Banking	29,630	81,678
OTP Bank	2,313	55,798
Powszechna Kasa Oszczednosci Bank Polski	3,026	44,242
Powszechny Zaklad Ubezpieczen	706	84,649
Samsung Life Insurance	950	86,845
@Sberbank	56,016	190,847
Standard Bank Group	5,658	91,852
Turkiye Is Bankasi Class C	6,202	22,123
†UEM Land Holdings	118,814	94,019
VTB Bank GDR	8,400	54,432
		1,829,064
Healthcare – 0.13%
†Hypermarcas	4,000	54,304
Teva Pharmaceutical Industries	1,120	59,105
		113,409
Industrials – 0.38%
All America Latina Logistica	4,000	36,154
†Empresas ADR	3,300	33,660
Fosun International	44,537	32,719
Guangshen Railway ADR	1,200	23,460
†Leoch International Technology	4,000	2,125
LG Electronics	974	102,503
Siam Cement NVDR	2,400	27,144
†Torunlar Gayrimenkul Yatirim Ortakligi	9,023	37,569
United Tractors	16,012	42,296

			337,630
Information Technology – 1.92%
Alibaba.com		29,000	52,012
Asustek Computer		3,000	28,488
Hon Hai Precision Industry		24,320	97,964
HTC		20,800	641,755
LG Display ADR		1,600	28,400
MediaTek		1,002	14,341
†MStar Semiconductor		1,000	9,633
Samsung Electronics		274	231,907
†Shanda Games ADR		4,500	28,980
†Shanda Interactive Entertainment ADR		2,200	87,208
†Sohu.com		3,800	241,262
Taiwan Semiconductor Manufacturing		43,074	104,842
Taiwan Semiconductor Manufacturing ADR		4,500	56,430
United Microelectronics		160,000	89,407
			1,712,629
Materials – 1.56%
Anglo Platinum		800	83,819
ArcelorMittal South Africa		4,782	57,182
Braskem ADR		2,900	72,790
Cemex ADR		12,392	132,723
Cia de Minas Buenaventura ADR		1,000	48,960
†Fibria Celulose ADR		3,597	57,552
Impala Platinum Holdings		1,658	58,302
Israel Chemicals		4,000	69,036
MMC Norilsk Nickel ADR		3,385	80,123
†Petronas Chemicals Group		27,100	48,514
POSCO ADR		750	80,768
Steel Authority of India		1,719	7,016
Vale ADR		17,150	592,877
			1,389,662
Telecommunications – 1.10%
America Movil ADR		450	25,803
China Telecom		48,000	25,135
†Chunghwa Telecom ADR		9,405	237,664
†Foxconn International Holdings		34,000	23,753
KT ADR		4,000	83,200
LG Uplus		9,004	57,577
SK Telecom ADR		9,500	176,985
Turkcell Iletisim Hizmet ADR		7,650	131,045
Vivo Participacoes ADR		1,600	52,144
Vodacom Group		14,745	170,219
			983,525
Utilities – 0.36%
Centrais Eletricas Brasileiras ADR		8,600	118,250
Datang International Power Generation		88,139	30,958
@=Enel OGK-5 OJSC GDR		100	460
Huaneng Power International ADR		3,250	69,485
Light		2,500	38,309
Polska Grupa Energetyczna		8,738	68,342
			325,804
Total Emerging Markets (cost $7,749,310)			9,550,829
Total Common Stock (cost $57,233,967)			68,002,986
Convertible Preferred Stock – 0.01%
Healthcare & Pharmaceuticals – 0.01%
Healthsouth 6.50% exercise price $30.50, expiration date 12/31/49		10	9,728
Total Convertible Preferred Stock (cost $9,267)			9,728
		Principal
		Amount{
Agency Collateralized Mortgage Obligations – 0.41%
Fannie Mae REMICs
Series 2003-26 AT 5.00% 11/25/32	USD	45,000	47,788
Series 2003-32 PH 5.50% 3/25/32		47,846	51,125
Series 2010-29 PA 4.50% 10/25/38		90,662	95,545
Series 2010-41 PN 4.50% 4/25/40		20,000	20,184
Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22		75,000	82,514
GNMA Series 2010-113 KE 4.50% 9/20/40		50,000	50,217

NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20	20,000	19,446
Total Agency Collateralized Mortgage Obligations (cost $358,863)		366,819
Agency Mortgage-Backed Securities – 3.23%
Fannie Mae S.F. 15 yr
4.00% 7/1/25	40,995	42,379
4.00% 8/1/25	51,947	53,700
4.00% 11/1/25	54,709	56,556
5.50% 7/1/22	28,468	30,643
Fannie Mae S.F. 15 yr TBA
4.50% 1/1/26	210,000	220,139
5.50% 1/1/26	125,000	134,375
Fannie Mae S.F. 20 yr 5.50% 8/1/28	28,614	30,682
Fannie Mae S.F. 30 yr
5.00% 12/1/36	163,391	172,504
5.00% 7/1/40	161,913	170,336
6.50% 2/1/36	10,729	12,023
Fannie Mae S.F. 30 yr TBA
4.00% 1/1/41	215,000	213,858
5.00% 1/1/41	285,000	299,606
5.50% 1/1/41	840,000	898,670
6.00% 1/1/41	435,000	472,791
Freddie Mac S.F. 30 yr TBA 6.50% 1/1/41	65,000	72,048
Total Agency Mortgage-Backed Securities (cost $2,865,124)		2,880,310
Commercial Mortgage-Backed Securities – 1.02%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	25,000	27,031
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.413% 6/10/39	100,000	106,892
Series 2005-1 A5 5.162% 11/10/42	10,000	10,776
Series 2006-4 A4 5.634% 7/10/46	110,000	118,024
Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41	40,000	43,013
•Series 2005-PW10 A4 5.405% 12/11/40	25,000	26,710
•Series 2005-T20 A4A 5.149% 10/12/42	25,000	26,910
•Series 2006-PW12 A4 5.722% 9/11/38	40,000	43,643
Series 2007-PW15 A4 5.331% 2/11/44	25,000	25,670
‹Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	15,000	16,053
#Series 2010-C1 A1 144A 3.156% 7/10/46	19,964	20,009
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38	100,000	106,007
•Series 2004-GG2 A6 5.396% 8/10/38	45,000	48,336
Series 2005-GG4 A4 4.761% 7/10/39	15,000	15,470
Series 2005-GG4 A4A 4.751% 7/10/39	20,000	21,091
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.205% 12/15/44	15,000	16,148
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	25,000	26,103
•Morgan Stanley Capital I
Series 2004-T15 A4 5.27% 6/13/41	160,000	171,382
Series 2007-T27 A4 5.65% 6/13/42	40,000	43,438
Total Commercial Mortgage-Backed Securities (cost $841,034)		912,706
Convertible Bonds – 0.49%
Aerospace & Defense – 0.01%
AAR 1.75% exercise price $29.43, expiration date 2/1/26	10,000	10,975
		10,975
Automobiles & Automotive Parts – 0.01%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	10,000	11,013
		11,013
Banking, Finance & Insurance – 0.02%
Jefferies Group 3.875% exercise price $38.72, expiration date 11/1/29	13,000	13,699
		13,699
Computers & Technology – 0.02%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	10,000	9,938
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13	10,000	9,675
		19,613
Containers & Packaging – 0.01%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15	7,000	7,079
		7,079

Electronics & Electrical Equipment – 0.05%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	9,000	9,113
¦General Cable 4.50% exercise price $36.75, expiration date 11/15/29	6,000	7,163
Intel 2.95% exercise price $30.75, expiration date 12/15/35	10,000	10,013
Linear Technology 3.00% exercise price $44.72, expiration date 5/1/27	20,000	21,299
		47,588
Energy – 0.03%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	26,000	20,378
Transocean 1.50% exercise price $168.61, expiration date 12/15/37	10,000	9,900
		30,278
Healthcare & Pharmaceuticals – 0.09%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	7,000	7,446
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	15,000	15,075
¦Hologic 2.00% exercise price $38.59, expiration date 12/15/37	20,000	18,825
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/15/14	14,000	14,193
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	23,000	23,258
		78,797
Leisure, Lodging & Entertainment – 0.05%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	9,000	13,162
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	8,000	9,270
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	25,000	22,468
		44,900
Paper & Forest Products – 0.04%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	18,000	19,980
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	14,000	18,848
		38,828
Real Estate – 0.05%
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29	6,000	8,055
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	5,000	5,556
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	10,000	12,250
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	14,000	16,310
		42,171
Telecommunications – 0.10%
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13	10,000	10,588
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	15,000	14,231
#Clearwire Communications/Finance 144A 8.25% exercise price $7.08, expiration date 12/1/40	6,000	6,120
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	25,000	22,499
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	3,000	3,008
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	13,000	12,821
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	6,000	8,940
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	12,000	13,515
		91,722
Transportation – 0.01%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	6,000	6,045
		6,045
Total Convertible Bonds (cost $382,080)		442,708
Corporate Bonds – 11.56%
Banking – 1.11%
Bank of America 3.70% 9/1/15	35,000	34,735
BB&T 5.25% 11/1/19	110,000	114,144
•BB&T Capital Trust IV 6.82% 6/12/57	15,000	14,850
City National 5.25% 9/15/20	30,000	29,392
Goldman Sachs Group
3.70% 8/1/15	10,000	10,200
5.375% 3/15/20	75,000	77,642
JPMorgan Chase 4.40% 7/22/20	160,000	157,782
JPMorgan Chase Capital XXV 6.80% 10/1/37	50,000	51,716
Oesterreichische Kontrollbank 1.75% 10/5/15	25,000	24,224
PNC Funding
5.125% 2/8/20	135,000	140,965
5.25% 11/15/15	20,000	21,427
5.625% 2/1/17	52,000	55,656
Rabobank Nederland 2.125% 10/13/15	15,000	14,523
•SunTrust Capital VIII 6.10% 12/15/36	10,000	9,178
SVB Financial Group 5.375% 9/15/20	50,000	48,168
•USB Capital IX 6.189% 10/29/49	65,000	50,700
Wachovia

5.25% 8/1/14	10,000	10,674
5.625% 10/15/16	45,000	49,014
•Wells Fargo Capital XIII 7.70% 12/29/49	45,000	46,744
Zions Bancorporation
5.65% 5/15/14	9,000	9,003
7.75% 9/23/14	20,000	20,867
		991,604
Basic Industry – 0.86%
AK Steel 7.625% 5/15/20	10,000	10,075
Alcoa 6.15% 8/15/20	27,000	27,776
#Algoma Acqusition 144A 9.875% 6/15/15	20,000	18,100
ArcelorMittal 9.85% 6/1/19	50,000	63,286
Century Aluminum 8.00% 5/15/14	23,100	24,399
CF Industries 7.125% 5/1/20	32,000	35,120
Cliffs Natural Resources
4.80% 10/1/20	10,000	9,790
5.90% 3/15/20	15,000	15,831
6.25% 10/1/40	30,000	29,303
Compass Minerals International 8.00% 6/1/19	15,000	16,425
Dow Chemical
4.25% 11/15/20	10,000	9,617
8.55% 5/15/19	95,000	119,246
duPont (E.I.) deNemours 3.625% 1/15/21	95,000	92,043
#Georgia-Pacific 144A 5.40% 11/1/20	30,000	29,716
Hexion U.S. Nova Scotia/Finance 8.875% 2/1/18	18,000	19,328
International Paper 9.375% 5/15/19	85,000	109,502
#MacDermid 144A 9.50% 4/15/17	7,000	7,420
Momentive Performance Materials 11.50% 12/1/16	25,000	27,250
•Noranda Aluminum Acquisition PIK 5.193% 5/15/15	14,890	13,531
Reliance Steel & Aluminum 6.85% 11/15/36	29,000	26,935
Ryerson
•7.662% 11/1/14	3,000	2,805
12.00% 11/1/15	19,000	19,998
Smurfit Kappa Funding 7.75% 4/1/15	15,000	15,450
Steel Dynamics 7.75% 4/15/16	5,000	5,288
Teck Resources 9.75% 5/15/14	13,000	16,280
		764,514
Brokerage – 0.13%
E Trade Financial PIK 12.50% 11/30/17	26,000	30,680
Jefferies Group
6.25% 1/15/36	5,000	4,492
6.45% 6/8/27	30,000	28,754
Lazard Group
6.85% 6/15/17	12,000	12,570
7.125% 5/15/15	33,000	35,568
		112,064
Capital Goods – 0.36%
Allied Waste North America
6.875% 6/1/17	70,000	77,100
7.125% 5/15/16	23,000	24,378
Anixter 10.00% 3/15/14	3,000	3,450
#Berry Plastics 144A 9.75% 1/15/21	10,000	9,950
Case New Holland 7.75% 9/1/13	12,000	12,960
Casella Waste Systems
9.75% 2/1/13	21,000	21,105
11.00% 7/15/14	4,000	4,445
Graham Packaging/GPC Capital I 9.875% 10/15/14	7,000	7,280
Intertape Polymer 8.50% 8/1/14	9,000	7,470
Jabil Circuit 7.75% 7/15/16	8,000	9,020
L-3 Communications 4.75% 7/15/20	35,000	34,452
#Plastipak Holdings 144A 10.625% 8/15/19	10,000	11,288
Ply Gem Industries 13.125% 7/15/14	30,000	32,025
Pregis 12.375% 10/15/13	19,000	18,715
RBS Global/Rexnord 11.75% 8/1/16	14,000	15,085
Sanmina-SCI 8.125% 3/1/16	21,000	21,315
Trimas 9.75% 12/15/17	10,000	11,000
		321,038
Consumer Cyclical – 0.71%
#Allison Transmission 144A 11.00% 11/1/15	22,000	24,090
American Axle & Manufacturing 7.875% 3/1/17	9,000	9,259

	ArvinMeritor 8.125% 9/15/15	28,000	29,434
	#Beazer Homes USA 144A 9.125% 5/15/19	10,000	9,525
	Burlington Coat Factory Investment Holdings 14.50% 10/15/14	36,000	38,069
	CKE Restaurants 11.375% 7/15/18	18,000	20,025
	‹#CVS Pass Through Trust 144A 8.353% 7/10/31	53,674	64,102
	#Dunkin Finance 144A 9.625% 12/1/18	15,000	15,225
	#Equinox Holdings 144A 9.50% 2/1/16	3,000	3,184
	Ford Motor 7.45% 7/16/31	44,000	47,354
	#Hanesbrands 144A 6.375% 12/15/20	20,000	19,100
	Harrah's Operating
	10.00% 12/15/18	19,000	17,433
	11.25% 6/1/17	10,000	11,300
	K Hovnanian Enterprises
	6.25% 1/15/15	9,000	6,930
	7.50% 5/15/16	12,000	8,610
	10.625% 10/15/16	14,000	14,420
	Macy's Retail Holdings 5.90% 12/1/16	23,000	24,667
	#Marina District Finance 144A 9.875% 8/15/18	10,000	9,900
	MGM MIRAGE
	11.125% 11/15/17	9,000	10,395
	11.375% 3/1/18	22,000	23,980
	Mobile Mini 6.875% 5/1/15	5,000	5,100
	Mohawk Industries 6.125% 1/15/16	9,000	9,698
	Mohegan Tribal Gaming Authority 6.875% 2/15/15	12,000	7,470
	NCL 11.75% 11/15/16	7,000	8,199
	New Albertsons 7.25% 5/1/13	7,000	7,053
	Norcraft Finance 10.50% 12/15/15	5,000	5,338
	Norcraft Holdings 9.75% 9/1/12	18,000	18,203
	OSI Restaurant Partners 10.00% 6/15/15	12,000	12,540
	Pinnacle Entertainment 8.75% 5/15/20	28,000	29,119
	#Pokagon Gaming Authority 144A 10.375% 6/15/14	7,000	7,333
	Royal Caribbean Cruises
	6.875% 12/1/13	7,000	7,455
	7.00% 6/15/13	7,000	7,438
	Ryland Group 8.40% 5/15/17	12,000	13,350
	Sally Holdings 10.50% 11/15/16	18,000	19,935
	#Sealy Mattress 144A 10.875% 4/15/16	8,000	9,080
	#Sears Holdings 144A 6.625% 10/15/18	15,000	14,063
	#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	18,000	12,510
	Standard Pacific 10.75% 9/15/16	15,000	17,363
	Tops Holding/Markets 10.125% 10/15/15	7,000	7,228
	Wyndham Worldwide 5.75% 2/1/18	10,000	10,183
			635,660
	Consumer Non-Cyclical – 1.76%
	Alere 9.00% 5/15/16	21,000	21,735
	Amgen 3.45% 10/1/20	50,000	47,739
	Anheuser-Busch InBev Worldwide
	5.00% 4/15/20	55,000	58,239
#	144A 5.375% 11/15/14	100,000	110,272
Bard	(C.R.) 4.40% 1/15/21	20,000	20,362
	Baxter International 4.50% 8/15/19	80,000	84,046
	Bio-Rad Laboratories
	4.875% 12/15/20	45,000	43,919
	8.00% 9/15/16	9,000	9,810
	CareFusion 6.375% 8/1/19	85,000	96,193
	Celgene 3.95% 10/15/20	45,000	42,868
	Covidien International Finance 4.20% 6/15/20	140,000	140,235
	#Delhaize Group 144A 5.70% 10/1/40	43,000	41,074
	#Dole Food 144A 8.00% 10/1/16	9,000	9,540
	Genzyme
	3.625% 6/15/15	105,000	107,907
	5.00% 6/15/20	35,000	36,815
	Hershey 4.125% 12/1/20	10,000	10,105
	Hospira 6.40% 5/15/15	55,000	62,332
	Ingles Markets 8.875% 5/15/17	12,000	12,900
	International CCE 3.50% 9/15/20	200,000	187,645
	Jarden 6.125% 11/15/22	15,000	14,381
	Kellogg 4.00% 12/15/20	20,000	19,765
	Life Technologies 6.00% 3/1/20	30,000	32,191
	LVB Acquistion

	11.625% 10/15/17	10,000	11,100
	PIK 10.375% 10/15/17	10,000	10,975
	Medco Health Solutions
	4.125% 9/15/20	45,000	43,598
	7.125% 3/15/18	35,000	41,132
	Merck 3.875% 1/15/21	30,000	29,875
	#Mylan 144A 6.00% 11/15/18	15,000	14,775
	#Scotts Miracle-Gro 144A 6.625% 12/15/20	10,000	10,050
	Smithfield Foods
	7.75% 7/1/17	19,000	19,855
	10.00% 7/15/14	8,000	9,260
	Supervalu 8.00% 5/1/16	12,000	11,550
	Tyson Foods 10.50% 3/1/14	14,000	16,625
	#Viskase 144A 9.875% 1/15/18	21,000	21,998
	#Woolworths 144A 4.00% 9/22/20	25,000	24,257
	Yale University 2.90% 10/15/14	30,000	30,971
	Yankee Acquisition 9.75% 2/15/17	17,000	17,808
	Zimmer Holdings 4.625% 11/30/19	45,000	46,288
			1,570,190
	Energy – 1.77%
	AmeriGas Partners 7.125% 5/20/16	15,000	15,600
	Anadarko Petroleum 5.95% 9/15/16	40,000	43,024
	Antero Resources Finance 9.375% 12/1/17	7,000	7,359
	Berry Petroleum 10.25% 6/1/14	8,000	9,220
	Chaparral Energy 8.50% 12/1/15	8,000	8,180
	Chesapeake Energy
	6.50% 8/15/17	11,000	11,110
	9.50% 2/15/15	3,000	3,398
	Complete Production Service 8.00% 12/15/16	21,000	21,840
	Copano Energy 7.75% 6/1/18	12,000	12,300
	Ecopetrol 7.625% 7/23/19	29,000	33,640
	El Paso
	6.875% 6/15/14	9,000	9,607
	7.00% 6/15/17	7,000	7,422
	#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	5,000	5,143
	El Paso Pipeline Partners Operating 4.10% 11/15/15	25,000	24,873
	•Enbridge Energy Partners 8.05% 10/1/37	15,000	15,445
	Energy Transfer Partners 9.70% 3/15/19	60,000	77,663
	#ENI 144A 4.15% 10/1/20	100,000	97,196
	Enterprise Products Operating
	6.30% 9/15/17	5,000	5,650
	•7.034% 1/15/68	30,000	31,168
	9.75% 1/31/14	45,000	54,395
	EOG Resources 4.10% 2/1/21	25,000	24,638
	Forest Oil 7.25% 6/15/19	10,000	10,200
	#Helix Energy Solutions 144A 9.50% 1/15/16	25,000	25,813
	#Hercules Offshore 144A 10.50% 10/15/17	19,000	15,818
	#Hilcorp Energy Finance I 144A
	7.625% 4/15/21	10,000	10,375
	7.75% 11/1/15	9,000	9,338
	Holly 9.875% 6/15/17	12,000	13,140
	Inergy Finance 8.75% 3/1/15	5,000	5,350
	Key Energy Services 8.375% 12/1/14	24,000	25,440
	Kinder Morgan Energy Partners
	6.00% 2/1/17	55,000	60,801
	6.55% 9/15/40	25,000	26,372
	9.00% 2/1/19	30,000	37,836
	#Linn Energy 144A 8.625% 4/15/20	10,000	10,825
	#Midcontinent Express Pipeline 144A 5.45% 9/15/14	20,000	21,372
	#Murray Energy 144A 10.25% 10/15/15	17,000	17,935
	Nexen 7.50% 7/30/39	35,000	38,180
	#NFR Energy 144A 9.75% 2/15/17	10,000	9,925
	Noble Energy 8.25% 3/1/19	45,000	56,319
	Occidental Petroleum 4.10% 2/1/21	25,000	25,463
	OPTI Canada
	7.875% 12/15/14	9,000	6,401
	8.25% 12/15/14	12,000	8,610
#	144A 9.00% 12/15/12	15,000	15,113
	Pemex Project Funding Master Trust 6.625% 6/15/35	20,000	20,450
	Petrobras International Finance

5.75% 1/20/20		10,000	10,426
5.875% 3/1/18		5,000	5,349
PetroHawk Energy
7.875% 6/1/15		13,000	13,601
10.50% 8/1/14		7,000	8,015
Petroleum Development 12.00% 2/15/18		12,000	13,500
Plains All American Pipeline 8.75% 5/1/19		55,000	68,360
Pride International 6.875% 8/15/20		45,000	46,913
Quicksilver Resources 7.125% 4/1/16		9,000	8,663
Range Resources 8.00% 5/15/19		12,000	13,125
#SandRidge Energy 144A 9.875% 5/15/16		34,000	36,125
Total Capital 2.30% 3/15/16		95,000	92,914
•TransCanada Pipelines 6.35% 5/15/67		30,000	29,661
Transocean 6.50% 11/15/20		30,000	31,910
Weatherford International Bermuda
5.125% 9/15/20		30,000	29,907
9.625% 3/1/19		85,000	109,233
#Woodside Petroleum 144A 8.125% 3/1/14		65,000	74,836
			1,582,485
Financials – 0.36%
Capital One Capital V 10.25% 8/15/39		18,000	19,373
FTI Consulting 7.75% 10/1/16		15,000	15,525
General Electric Capital
4.375% 9/16/20		55,000	54,234
6.00% 8/7/19		119,000	132,623
International Lease Finance
5.55% 9/5/12		5,000	5,081
6.625% 11/15/13		25,000	25,656
8.25% 12/15/20		10,000	10,313
Nuveen Investments 10.50% 11/15/15		34,000	34,935
#Pinafore 144A 9.00% 10/1/18		20,000	21,700
			319,440
Insurance – 0.32%
American International Group 6.40% 12/15/20		15,000	15,767
•Chubb 6.375% 3/29/67		35,000	36,663
•Genworth Financial 6.15% 11/15/66		20,000	15,900
•#Liberty Mutual Group 144A 7.00% 3/15/37		10,000	8,993
MetLife
6.40% 12/15/36		35,000	33,075
6.817% 8/15/18		95,000	110,927
Prudential Financial
3.875% 1/14/15		20,000	20,653
4.50% 11/15/20		30,000	29,396
•ÀXL Capital 6.50% 12/31/49		15,000	13,050
			284,424
Media – 0.72%
#Affinion Group 7.875% 12/15/18		20,000	19,600
#Charter Communications Operating 144A 10.875% 9/15/14		25,000	28,063
Comcast 5.875% 2/15/18		25,000	27,797
#Cox Communications 144A 6.25% 6/1/18		30,000	33,556
DIRECTV Holdings/Financing
4.60% 2/15/21		60,000	59,337
7.625% 5/15/16		85,000	94,347
DISH DBS 7.875% 9/1/19		12,000	12,600
Lamar Media 6.625% 8/15/15		17,000	17,460
LIN Television 6.50% 5/15/13		7,000	7,035
#NBC Universal 144A
2.875% 4/1/16		20,000	19,563
4.375% 4/1/21		120,000	116,709
Nielsen Finance
11.50% 5/1/16		3,000	3,480
11.625% 2/1/14		2,000	2,325
#Rainbow National Services 144A 10.375% 9/1/14		3,000	3,128
#Shaw Communication 144A 6.75% 11/9/39	CAD	33,000	32,873
#Sinclair Television Group 144A 9.25% 11/1/17	USD	12,000	13,050
#Sirius XM Radio 144A
8.75% 4/1/15		20,000	21,750
9.75% 9/1/15		2,000	2,255
Time Warner Cable
4.125% 2/15/21		35,000	33,372

	8.25% 4/1/19		40,000	49,765
	Videotron 6.375% 12/15/15		3,000	3,083
	#Vivendi 144A 6.625% 4/4/18		22,000	24,534
	#XM Satellite Radio 144A 13.00% 8/1/13		17,000	20,315
				645,997
	Real Estate – 0.14%
	Developers Diversified Realty
	5.375% 10/15/12		25,000	25,732
	7.50% 4/1/17		5,000	5,592
	9.625% 3/15/16		15,000	17,819
	Digital Realty Trust 5.875% 2/1/20		10,000	10,191
	Host Hotels & Resorts 6.375% 3/15/15		10,000	10,200
	Liberty Property 4.75% 10/1/20		15,000	14,872
	Regency Centers 4.80% 4/15/21		30,000	28,669
	Ventas Realty 6.50% 6/1/16		8,000	8,329
				121,404
	Services Non-Cyclical – 0.21%
	ARAMARK 8.50% 2/1/15		19,000	19,950
	#Brambles USA 144A
	3.95% 4/1/15		35,000	35,537
	5.35% 4/1/20		25,000	25,408
	Corrections Corporation of America 7.75% 6/1/17		10,000	10,663
	#HCA Holdings 144A 7.75% 5/15/21		20,000	20,050
	HCA PIK 9.625% 11/15/16		3,000	3,221
	#Radnet Management 144A 10.375% 4/1/18		10,000	9,400
	#Roche Holdings 144A 6.00% 3/1/19		25,000	29,119
	RSC Equipment Rental 10.25% 11/15/19		14,000	15,680
	Select Medical 7.625% 2/1/15		17,000	17,085
				186,113
	Technology – 0.22%
	GXS Worldwide 9.75% 6/15/15		30,000	29,775
	National Semiconductor 6.60% 6/15/17		50,000	55,310
	#Seagate Technology International 144A 10.00% 5/1/14		25,000	29,438
	SunGard Data Systems 10.25% 8/15/15		10,000	10,538
	Symantec 4.20% 9/15/20		50,000	45,959
	Terremark Worldwide 12.00% 6/15/17		12,000	13,800
	#Unisys 144A 12.75% 10/15/14		12,000	14,250
				199,070
	Telecommunications – 1.53%
	America Movil
	5.00% 3/30/20		160,000	167,111
	6.375% 3/1/35		27,000	29,729
	American Tower 5.05% 9/1/20		30,000	29,559
	AT&T
	6.50% 9/1/37		25,000	27,050
#	144A 5.35% 9/1/40		135,000	127,418
	Cincinnati Bell 7.00% 2/15/15		5,000	4,988
	Citizens Communications 6.25% 1/15/13		2,000	2,120
	#Clearwire Communications/Finance 144A 12.00% 12/1/15		59,000	63,925
	#Cricket Communications 144A 7.75% 10/15/20		20,000	19,100
	#Crown Castle Towers 144A 4.883% 8/15/20		135,000	129,993
	Global Crossing 12.00% 9/15/15		30,000	33,975
	Hughes Network Systems 9.50% 4/15/14		18,000	18,653
	Intelsat Bermuda PIK 11.50% 2/4/17		266	295
	Intelsat Jackson Holdings
	11.25% 6/15/16		5,000	5,413
#	144A 7.25% 10/15/20		15,000	15,225
	Level 3 Financing
	9.25% 11/1/14		7,000	6,983
	10.00% 2/1/18		12,000	11,580
	MetroPCS Wireless 6.625% 11/15/20		10,000	9,550
	NII Capital 10.00% 8/15/16		21,000	23,363
	PAETEC Holding
	8.875% 6/30/17		9,000	9,653
	9.50% 7/15/15		24,000	24,960
	Qwest 8.375% 5/1/16		100,000	119,000
	Rogers Communications 6.68% 11/4/39	CAD	10,000	10,720
	Sprint Capital 8.75% 3/15/32	USD	27,000	27,405
	#Telcordia Technologies 144A 11.00% 5/1/18		10,000	10,100
	Telecom Italia Capital

	5.25% 10/1/15	102,000	104,542
	6.175% 6/18/14	10,000	10,643
	Telefonica Emisiones 6.421% 6/20/16	75,000	82,069
	Telesat Canada
	11.00% 11/1/15	21,000	23,678
	12.50% 11/1/17	12,000	14,190
	Verizon Communications 6.40% 2/15/38	175,000	194,235
	Windstream 8.125% 8/1/13	9,000	9,945
			1,367,170
	Transportation – 0.22%
	Burlington Northern Santa Fe
	3.60% 9/1/20	5,000	4,796
	4.70% 10/1/19	50,000	52,350
	5.75% 3/15/18	5,000	5,642
	Canadian Pacific Railway 4.45% 3/15/23	35,000	33,946
	#ERAC USA Finance 144A 5.25% 10/1/20	75,000	76,409
	Kansas City Southern Railway 13.00% 12/15/13	4,000	4,780
	#United Air Lines 144A 12.00% 11/1/13	18,000	19,935
			197,858
	Utilities – 1.14%
	AES
	7.75% 3/1/14	1,000	1,073
	8.00% 6/1/20	9,000	9,585
	Ameren Illinois 9.75% 11/15/18	50,000	64,229
	#American Transmission Systems 144A 5.25% 1/15/22	55,000	56,492
	#Calpine 144A 7.875% 7/31/20	15,000	15,263
	CenterPoint Energy 5.95% 2/1/17	30,000	32,275
	CMS Energy
	6.55% 7/17/17	10,000	10,681
	8.75% 6/15/19	30,000	35,436
	Commonwealth Edison
	4.00% 8/1/20	60,000	59,163
	5.80% 3/15/18	20,000	22,459
	Consumers Energy 6.70% 9/15/19	5,000	5,971
	Dominion Resources
	5.60% 11/15/16	10,000	11,270
	6.00% 11/30/17	20,000	22,677
	Dynegy Holdings 7.75% 6/1/19	14,000	9,415
	Exelon Generation
	4.00% 10/1/20	95,000	89,080
	5.75% 10/1/41	20,000	19,122
	Florida Power 5.65% 6/15/18	10,000	11,309
	Florida Power & Light 5.25% 2/1/41	25,000	25,395
	#GenOn Escrow 144A 9.875% 10/15/20	10,000	9,975
	Inergy Finance 8.25% 3/1/16	2,000	2,095
	Jersey Central Power & Light 5.625% 5/1/16	10,000	11,020
	#LG&E & KU Energy 144A 3.75% 11/15/20	40,000	38,159
	Mirant North America 7.375% 12/31/13	6,000	6,113
	NRG Energy
	7.375% 2/1/16	10,000	10,275
	7.375% 1/15/17	15,000	15,488
	Oncor Electric Delivery
	7.00% 9/1/22	20,000	23,542
#	144A 5.00% 9/30/17	25,000	26,439
#	144A 5.25% 9/30/40	5,000	4,820
	Pacific Gas & Electric 5.625% 11/30/17	5,000	5,637
	PacifiCorp 5.50% 1/15/19	25,000	28,234
	Pennsylvania Electric 5.20% 4/1/20	30,000	31,048
	PPL Electric Utilities 7.125% 11/30/13	12,000	13,829
	Public Service Company of Oklahoma 5.15% 12/1/19	110,000	115,374
	•Puget Sound Energy 6.974% 6/1/67	25,000	24,699
	#SEMCO Energy 144A 5.15% 4/21/20	40,000	41,255
	Sempra Energy 6.15% 6/15/18	20,000	22,913
	Southern California Edison 5.50% 8/15/18	40,000	45,223
	#Tampa Electric 144A 5.40% 5/15/21	35,000	37,650
			1,014,683
	Total Corporate Bonds (cost $10,060,443)		10,313,714
	Municipal Bond – 0.02%
	•Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.00% 8/1/39	15,000	15,402

Total Municipal Bonds (cost $15,000)			15,402
Non-Agency Asset-Backed Securities – 0.34%
Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14		10,000	10,054
•Bank of America Credit Card Trust Series 2007-A10 A10 0.33% 12/15/16		100,000	98,602
•Citibank Credit Card Issuance Trust Series 2004-C1 C1 0.91% 7/15/13		15,000	14,923
CNH Equipment Trust
•Series 2007-A A4 0.301% 9/17/12		2,473	2,472
Series 2008-A A4A 4.93% 8/15/14		29,011	29,744
Series 2009-C A3 1.85% 12/16/13		10,000	10,082
Series 2010-A A4 2.49% 1/15/16		25,000	25,561
John Deere Owner Trust Series 2009-A A3 2.59% 10/15/13		84,497	85,316
•#Nissan Master Owner Trust Receivables Series 2010-AA A 144A 1.411% 1/15/15		25,000	25,282
Total Non-Agency Asset-Backed Securities (cost $298,849)			302,036
Non-Agency Collateralized Mortgage Obligations – 0.13%
Bank of America Alternative Loan Trust
Series 2004-10 1CB1 6.00% 11/25/34		2,382	2,420
Series 2005-3 2A1 5.50% 4/25/20		2,056	1,941
@Series 2005-6 7A1 5.50% 7/25/20		2,013	1,961
•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.729% 8/25/37		74,836	57,703
@‹Countrywide Home Loan Mortgage Pass Through Trust Series 2006-17 A5 6.00% 12/25/36		1,693	1,605
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		16,366	15,619
Wells Fargo Mortgage Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		12,903	12,774
•Series 2006-AR5 2A1 5.471% 4/25/36		22,734	18,889
Total Non-Agency Collateralized Mortgage Obligations (cost $77,996)			112,912
Regional Bonds – 0.35%”
Australia – 0.19%
New South Wales Treasury
2.75% 11/20/25	AUD	20,000	20,711
6.00% 5/1/20	AUD	149,000	151,238
			171,949
Canada – 0.16%
Province of British Columbia 2.85% 6/15/15	USD	25,000	25,764
Province of Nova Scotia 2.375% 7/21/15		65,000	65,136
Province of Ontario 4.40% 4/14/20		20,000	20,949
Province of Quebec 4.60% 5/26/15		30,000	32,963
			144,812
Total Regional Bonds (cost $295,774)			316,761
«Senior Secured Loans – 1.23%
Advantage Sales & Marketing 5.25% 11/29/17		20,000	20,088
Affinion Group Tranche B 5.00% 10/7/16		19,950	19,937
Allied Security Holdings 7.75% 2/23/15		16,543	16,703
ATI Holdings 7.50% 3/12/16		4,962	4,963
AutoTrader.com Tranche B 4.75% 11/16/16		30,000	30,222
BNY ConvergEx Group
5.25% 11/29/16		20,000	20,142
8.75% 11/29/17		20,000	20,525
Bresnan Broadband Holdings 4.50% 12/6/17		50,000	50,335
BWAY Holding Tranche B 5.522% 6/16/17		18,194	18,334
Calpine 7.00% 7/1/17		39,746	40,484
Cengage Learning 7.50% 7/7/14		44,543	44,914
Citadel Broadcasting Tranche B 4.25% 11/29/16		50,000	50,297
Clear Channel Communication Tranche B 3.65% 1/29/16		30,000	26,160
Commscope 9.25% 10/26/11		15,000	15,000
Community Health Systems 3.50% 1/25/17		19,950	19,909
Darling International Tranch B 5.00% 11/9/16		20,000	20,200
DaVita Tranche B 4.50% 10/20/16		50,000	50,535
Del Monte Foods 8.75% 11/28/11		15,000	15,000
Delta Air Lines 8.75% 9/16/13		29,674	29,990
Energy Future Holdings Tranche B2 6.579% 10/10/14		35,539	27,563
Ford Motor Tranche B 3.05% 12/15/13		49,865	49,852
Graham Packaging Tranche C 6.75% 4/5/14		19,398	19,662
Grifols Tranche B 6.00% 6/4/16		40,000	40,512
Harrahs Operating Tranche B1 3.00% 1/28/15		20,000	18,109

HCA Tranche B2 3.539% 3/31/17		50,000	50,068
ICL Industrial Containers Tranche C 5.56% 6/16/17		1,710	1,723
Intelsat Jackson Holdings 5.25% 4/3/18		50,000	50,599
JohnsonDiversey Tranche B 5.50% 11/24/15		8,579	8,646
Knology Tranche B 5.50% 10/15/16		25,000	25,178
MedAssets Tranche B 5.25% 11/15/16		20,000	20,138
Multiplan Trance B 6.50% 8/26/17		35,000	35,386
Novelis Tranche B 5.25% 11/29/16		30,000	30,431
Nuveen Investment 2nd Lien 12.50% 7/9/15		20,000	21,708
Nuveen Investment Tranche B 3.302% 11/13/14		30,000	28,731
PQ 6.79% 7/30/15		20,000	19,306
Remy International Tranche B 6.25% 12/16/16		20,000	20,150
Rental Service 2nd Lien 6.291% 10/7/13		40,000	39,275
Rockwood Specialties Tranche H 6.00% 5/15/14		12,563	12,672
Smurfit-Stone Container Enterprise 6.75% 6/30/16		9,950	10,133
Sungard Data Systems Tranche B 3.625% 2/28/16		9,924	9,881
Syniverse Holdings 5.00% 10/28/17		20,000	20,256
Univision Communications 4.25% 3/29/17		24,982	23,807
Total Senior Secured Loans (cost $1,079,408)			1,097,524
Sovereign Bonds – 1.91%”
Australia – 0.38%
Australian Government
4.50% 4/15/20	AUD	260,000	246,288
6.00% 2/15/17	AUD	70,000	73,669
Australian Index-Linked Bond 3.00% 9/20/25	AUD	20,000	21,831
			341,788
Brazil – 0.13%
Federal Republic of Brazil
7.125% 1/20/37	USD	20,000	23,950
8.875% 10/14/19		20,000	26,500
11.00% 8/17/40		46,000	62,077
			112,527
Canada – 0.02%
Canadian Government Bond 3.75% 6/1/19	CAD	17,000	17,968
			17,968
Colombia – 0.05%
Republic of Columbia
7.75% 4/14/21	COP	53,000,000	32,918
10.375% 1/28/33	USD	10,000	15,050
			47,968
France – 0.03%
France Government Bond O.A.T 3.75% 4/25/17	EUR	21,000	29,811
			29,811
Germany – 0.07%
Deutschland Republic 2.25% 9/4/20	EUR	49,000	61,947
			61,947
Indonesia – 0.07%
Indonesia Treasury Bonds
10.50% 8/15/30	IDR	150,000,000	18,484
11.00% 11/15/20	IDR	303,000,000	41,006
			59,490
Italy – 0.03%
Italy Buoni Poliennali Del Tesoro 4.25% 3/1/20	EUR	19,000	24,653
			24,653
Korea – 0.03%
@Korea Treasury Inflation Linked Bond 2.75% 6/10/20	KRW	27,880,165	27,775
			27,775
Mexico – 0.08%
Mexican Bonos
7.75% 12/14/17	MXN	487,000	42,041
8.50% 12/13/18	MXN	156,000	13,986
United Mexican States 5.95% 3/19/19	USD	14,000	15,680
			71,707
Norway – 0.47%
Eksportfinans
3.00% 11/17/14		25,000	25,822
5.50% 5/25/16		55,000	61,980
Norwegian Government

	4.25% 5/19/17	NOK	400,000	72,278
	4.50% 5/22/19	NOK	962,000	176,517
	5.00% 5/15/15	NOK	446,000	82,952
				419,549
	Panama – 0.05%
	Republic of Panama
	6.70% 1/26/36	USD	4,000	4,480
	7.25% 3/15/15		35,000	40,600
				45,080
	Peru – 0.05%
	Republic of Peru 7.125% 3/30/19		39,000	46,800
				46,800
	Philippines – 0.17%
	Republic of the Philippines 9.375% 1/18/17		114,000	149,910
				149,910
	Poland – 0.07%
	Republic of Poland
	5.00% 10/24/13	PLN	20,000	6,766
	5.50% 10/25/19	PLN	37,000	12,144
	6.375% 7/15/19	USD	35,000	39,382
				58,292
	Russia – 0.07%
	•Russian-Eurobond 7.50% 3/31/30		56,385	65,350
				65,350
	Sweden – 0.03%
	Svensk Exportkredit 1.75% 10/20/15		30,000	28,968
				28,968
	Turkey – 0.05%
	Republic of Turkey 6.875% 3/17/36		14,000	15,680
	Turkey Government Bond 4.00% 4/29/15	TRY	45,607	32,773
				48,453
	United Kingdom – 0.04%
	United Kingdom Gilt 4.50% 3/7/19	GBP	19,000	32,394
				32,394
	Uruguay – 0.02%
	Republic of Uruguay 8.00% 11/18/22	USD	17,000	21,123
				21,123
	Total Sovereign Bonds (cost $1,681,381)			1,711,553
	Supranational Banks – 0.10%
	European Bank for Reconstruction & Development 6.75% 5/12/17	RUB	300,000	9,572
	European Investment Bank 9.00% 12/21/18	ZAR	300,000	47,374
	International Bank for Reconstruction & Development
	3.375% 4/30/15	NOK	90,000	15,516
	3.625% 6/22/20	NOK	90,000	15,098
	Total Supranational Banks (cost $77,012)			87,560
	U.S. Treasury Obligations – 1.86%
	U.S. Treasury Bill 0.025% 1/13/11	USD	885,819	885,813
	‡U.S. Treasury Bond 3.875% 8/15/40		70,000	64,488
	U.S. Treasury Notes
	1.375% 11/30/15		190,000	184,671
	2.125% 12/31/15		205,000	206,121
	2.25% 11/30/17		20,000	19,452
‡	2.625% 11/15/20		314,000	296,239
	Total U.S. Treasury Obligations (cost $1,669,841)			1,656,784
			Number of
			Shares
	Preferred Stock – 0.10%
	Fresenius		400	34,156
	Volkswagen		365	59,442
	Total Preferred Stock (cost $99,367)			93,598
			Principal
			Amount{
	‚Discount Notes – 3.28%
	Federal Home Loan Bank
	0.001% 1/3/11	USD	759,273	759,273

0.001% 1/5/11	365,147	365,146
0.001% 1/11/11	29,852	29,852
0.030% 1/26/11	759,273	759,254
0.098% 1/7/11	1,018,417	1,018,412
Total Discount Notes (cost $2,931,927)		2,931,937
Total Value of Securities – 102.21%
(cost $79,977,333)		91,255,038
Liabilities Net of Receivables and Other Assets (See Notes) – (2.21%)		(1,976,585)
Net Assets Applicable to 9,060,411 Shares Outstanding – 100.00%		$89,278,453

{Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
IDR – Indonesian Rupiah
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

†Non income producing security.

«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2010.
”Securities have been classified by country of origin.
‡Fully or partially pledged as collateral for futures contracts.
•Variable rate security. The rate shown is the rate as of December 31, 2010. Interest rates reset periodically.
¦Step coupon bond. Coupon increases/decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2010.
‹Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $2,267,113 which represented 2.54% of the Fund’s net assets. See Note 5 in "Notes."
@Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $613,828, which represented 0.69% of the Fund's net assets. See Note 5 in "Notes."
ÀRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At December 31, 2010, the aggregate amount of the restricted securities was $13,050, which represented 0.01% of the Fund’s net assets. See Note 5 in "Notes."
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2010, the aggregate amount of fair valued securities was $460, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
‚The rate shown is the effective yield at the time of purchase.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

Summary of Abbreviations:
ADR – American Depositary Receipts
BAML – Bank of America Merrill Lynch
BCLY – Barclays
CDS – Credit Default Swaps
CITI – Citibank
CVA – Dutch Certificate
GDR – Global Depositary Receipts

GNMA – Government National Mortgage Association
GSC – Goldman Sachs & Co.
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Bank
MNB – Mellon National Bank
MSC – Morgan Stanley & Co.
NVDR – Non Voting Depositary Receipts
O.A.T – Obligations Assimilables du Trésor
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – year

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2010:

Foreign Currency Exchange Contracts
	Contracts to Receive				Settle	Unrealized
Counterparty			In Exchange For			Appreciation
		(Deliver)			Date	(Depreciation)
BAML	CAD	(70,447)	USD	68,881	1/7/11	$(1,747)
BAML	CLP	4,301,100	USD	(8,819)	1/7/11	375
BAML	EUR	(31,431)	USD	41,151	1/7/11	(870)
BAML	MXN	(6,262)	USD	498	1/7/11	(9)
BAML	NOK	(792,357)	USD	127,501	1/7/11	(8,443)
BCLY	CAD	(44,567)	USD	43,601	1/7/11	(1,081)
BCLY	EUR	(30,736)	USD	40,000	1/7/11	(1,092)
BCLY	GBP	(38,756)	USD	60,312	1/7/11	(146)
CITI	JPY	2,843,862	USD	(33,768)	1/7/11	1,251
CITI	PLN	8,342	USD	(2,676)	1/7/11	137
GSC	CAD	24,797	USD	(24,268)	1/7/11	593
GSC	NOK	(71,899)	USD	11,582	1/7/11	(753)
HSBC	EUR	16,994	USD	(22,292)	1/7/11	428
HSBC	NOK	(472,465)	USD	76,075	1/7/11	(4,986)
JPMC	BRL	170,123	USD	(97,436)	1/7/11	4,914
JPMC	CLP	32,305,500	USD	(66,200)	1/7/11	2,860
JPMC	EUR	(64,612)	USD	84,577	1/7/11	(1,805)
JPMC	MYR	278,950	USD	(87,858)	1/7/11	2,560
JPMC	NZD	41,268	USD	(30,600)	1/7/11	1,529
JPMC	TRY	30,118	USD	(19,860)	1/7/11	(343)
MNB	AUD	(7,922)	USD	8,053	1/5/11	(38)
MNB	CHF	(1,125)	USD	1,195	1/3/11	(10)
MNB	EUR	134,832	USD	(179,501)	1/3/11	762
MNB	EUR	15,114	USD	(20,284)	1/4/11	(77)
MNB	EUR	(15,004)	USD	20,082	1/5/11	23
MNB	GBP	36,578	USD	(56,567)	1/4/11	494
MNB	HKD	(252,885)	USD	27,937	1/3/11	(37)
MNB	HKD	(83,482)	USD	10,731	1/4/11	(9)
MNB	IDR	(794,325)	USD	88	1/3/11	0
MNB	JPY	(8,093,011)	USD	98,347	1/4/11	(1,307)
MSC	AUD	14,084	USD	(13,965)	1/7/11	415
MSC	CAD	74,237	USD	(72,427)	1/7/11	2,001
MSC	EUR	(61,463)	USD	80,292	1/7/11	(1,879)
MSC	KRW	2,540,000	USD	(2,154)	1/7/11	110

MSC	MXN	225,131	USD	(17,870)	1/7/11	365
MSC	MYR	(155,202)	USD	48,773	1/7/11	(1,533)
MSC	NOK	633,555	USD	(101,744)	1/7/11	6,955
MSC	TRY	15,094	USD	(9,949)	1/7/11	(168)
						$(561)
Futures Contracts
						Unrealized
Contracts		Notional		Notional		Appreciation
to Sell		Proceeds		Value	Expiration Date	(Depreciation)
(3) U.S. Long Bond		$(378,179)		$(366,375)	3/22/11	$11,804
(5) U.S. Treasury 5 yr Notes		(594,257)		(588,594)	3/31/11	5,663
(5) U.S. Treasury 10 yr Notes		(607,326)		(602,187)	3/22/11	5,139
		$(1,579,762)		$(1,557,156)		$22,606
Swap Contracts
CDS Contracts
						Unrealized
	Swap &		Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation		Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	Kingdom of Spain 5 yr CDS		$59,000	1.00%	12/20/15	$97
	ITRAXX Europe Subordinate Financials
BCLY	14.1 5 yr CDS		150,000	1.00%	12/20/15	13,848
BCLY	Kingdom of Spain 5 yr CDS		60,000	1.00%	3/20/15	4,703
	ITRAXX Europe Subordinate Financials
JPMC	14.1 5 yr CDS		160,000	1.00%	12/20/15	14,119
JPMC	Portuguese Republic 5 yr CDS		38,000	1.00%	6/20/15	5,124
			$467,000			$37,891
	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A		$10,000	5.00%	9/20/14	$667
			$10,000			$667
Total						$38,558

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities are valued at market value. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 2007 - September 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., “when issued,” “delayed delivery,” “forward commitment,” or “TBA transactions”) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Funds on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, the changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such divides, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2010, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$80,544,155
Aggregate unrealized appreciation	$12,727,815
Aggregate unrealized depreciation	(2,016,932)
Net unrealized appreciation	$10,710,883

For federal income tax purposes, at September 30, 2010, capital loss carryforwards of $199,562 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 - inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$4,574,783	$-	$4,574,783
Common Stock	67,963,359	39,167	460	68,002,986
Corporate Debt	-	11,833,674	30,000	11,863,674
Foreign Debt	-	2,115,874	-	2,115,874
Municipal Bonds	-	15,402	-	15,402
Preferred Stock	93,598	-	-	93,598
Short-Term Investments	-	2,931,937	-	2,931,937
U.S. Treasury Obligations	-	1,656,784	-	1,656,784
Total	$68,056,958	$23,167,621	$30,459	$91,255,038
Foreign Currency Exchange Contracts	$-	$(561)	$-	$(561)
Futures Contracts	$22,606	$-	$-	$22,606
Swap Contracts	$-	$38,558	$-	$38,558

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Corporate	Foreign	Common
	Securities	Debt	Debt	Stock	Total
Balance as of 9/30/10	$52,063	$16,935	$26,267	$445	$95,710
Net realized gain (loss)	-	1,338	-	-	1,338
Purchases	-	30,000	-	-	30,000
Sales	-	(17,762)	-	-	(17,763)
Transfers out of Level 3	(51,734)	-	(25,937)	-	(77,671)
Net change in unrealized
appreciation/depreciation	(329)	(511)	(330)	15	(1,155)
Balance as of 12/31/10	$-	$30,000	$-	$460	$30,459
Net change in unrealized
appreciation/depreciation
from investments
still held as of 12/31/10	$-	$-	$-	$15	$15

During the period ended December 31, 2010, the Fund had transfers out of Level 3 investments into Level 2 investments in the amount of $77,761 which was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended December 31, 2010, there were no transfers between Level 1 investments and Level 2 investments that had a material impact on the Fund. this does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts — The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund's sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at December 31, 2010.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract's remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. No index swap contracts were outstanding at December 31, 2010.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2010, the net unrealized appreciation of credit default swaps was $38,558. If a credit event had occurred for all swap transactions where collateral posting was required as of December 31, 2010, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have received $457,000 less the value of the contracts' related reference obligations.

As disclosed in the footnotes to the schedule of investments, at December 31, 2010, the notional value of the protection sold was $10,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2010, the net unrealized appreciation of the protection sold was $667.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of December 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments Location	Fair Value	Investments Location	Fair Value
	Liabilities net of		Liabilities net of
Foreign exchange contracts (Forward	receivables and other		receivables and other
currency contracts)	assets	$17,369	assets	$(17,930)

	Liabilities net of		Liabilities net of
Interest rate contracts (Futures	receivables and other		receivables and other
contracts)	assets	22,606	assets	-
	Liabilities net of		Liabilities net of
	receivables and other		receivables and other
Credit contracts (Swaps)	assets	38,558	assets	-
Total		$87,393		$(17,930)

The effect of derivative instruments on the statement of operations for the period ended December 31, 2010 was as follows:

			Change in Unrealized
			Appreciation or
		Realized Gain or Loss	Depreciation on
	Location of Gain or Loss on	on Derivatives	Derivatives Recognized
	Derivatives Recognized in Income	Recognized in Income	in Income
	Net realized loss on forward currency
	contracts and net change in
Foreign exchange contracts (Forward currency	unrealized appreciation of
contracts)	investments and foreign currencies	$(100,916)	$35,954
	Net realized gain on futures contracts
	and net change in unrealized
	appreciation of
Interest rate contracts (Futures contracts)	investments and foreign currencies	22,844	21,783
	Net realized loss on swap contracts
	and net change in unrealized
	appreciation
Credit contracts (Swaps contracts)	of investments and foreign currencies	(11,888)	35,212
Total		$(89,960)	$92,949

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of December 31, 2010.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor's and Baa3 by Moody's Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on each Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined no material events or transactions occurred subsequent to December 31, 2010, that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)
Delaware Foundation® Moderate Allocation Fund
December 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 57.24%
U.S. Markets – 30.62%
Consumer Discretionary – 3.46%
†AFC Enterprises	6,625	$92,088
†Apollo Group Class A	22,400	884,576
†Bally Technologies	2,165	91,341
Big 5 Sporting Goods	4,440	67,799
†Buffalo Wild Wings	2,015	88,358
†Carmike Cinemas	3,965	30,610
CBS Class B	5,820	110,871
†CEC Entertainment	2,075	80,572
=†Century Communications	25,000	0
†Citi Trends	2,060	50,573
Comcast Class A	36,200	795,314
Cooper Tire & Rubber	3,620	85,360
†DSW Class A	2,010	78,591
†Ford Motor	17,530	294,329
†G-III Apparel Group	3,500	123,025
Guess	4,460	211,047
†Iconix Brand Group	4,960	95,778
†Jack in the Box	2,400	50,712
Jarden	5,450	168,242
†Jo-Ann Stores	1,095	65,941
Jones Group	4,235	65,812
†Jos. A Bank Clothiers	1,730	69,754
†Kohl's	4,060	220,620
Lincoln Educational Services	3,185	49,399
Lowe's	66,800	1,675,343
Macy's	8,830	223,399
McDonald's	5,370	412,201
Meredith	4,990	172,904
National CineMedia	3,730	74,264
NIKE Class B	11,600	990,871
Nordstrom	6,920	293,270
†Perry Ellis International	3,390	93,123
Phillips-Van Heusen	2,760	173,908
†Prestige Brands Holdings	7,295	87,175
†Shuffle Master	7,610	87,135
Staples	40,200	915,354
Starbucks	4,610	148,119
†Steven Madden	2,165	90,324
Tanger Factory Outlet Centers	2,060	105,451
Target	4,930	296,441
†Tenneco	2,540	104,546
Time Warner Cable	4,640	306,379
†Ulta Salon Cosmetics & Fragrance	1,965	66,810
Viacom Class B	8,450	334,705
Wal-Mart Stores	2,540	136,982
†WMS Industries	3,450	156,078
		10,815,494
Consumer Staples – 2.93%
Archer-Daniels-Midland	35,800	1,076,864
Avon Products	13,000	377,780
Bunge	10,200	668,304
Casey's General Stores	2,305	97,986
Coca-Cola	1,660	109,178
Colgate-Palmolive	4,210	338,358
CVS Caremark	34,610	1,203,390
†Fresh Market	1,570	64,684
J&J Snack Foods	1,740	83,938

Kimberly-Clark	15,210	958,838
Kraft Foods	23,800	749,938
PepsiCo	6,440	420,725
Procter & Gamble	20,800	1,338,065
Safeway	35,100	789,399
†Susser Holdings	7,805	108,099
Walgreen	19,700	767,512
		9,153,058
Energy – 3.04%
Berry Petroleum Class A	2,910	127,167
†Bristow Group	2,085	98,725
†Carrizo Oil & Gas	3,295	113,645
Chevron	14,170	1,293,012
ConocoPhillips	16,820	1,145,442
EOG Resources	13,700	1,252,316
EQT	2,350	105,374
Exxon Mobil	14,340	1,048,541
†Key Energy Services	7,425	96,377
Lufkin Industries	1,595	99,512
Marathon Oil	24,070	891,312
National Oilwell Varco	15,510	1,043,048
†Newfield Exploration	1,860	134,125
Occidental Petroleum	5,010	491,481
†Pioneer Drilling	9,720	85,633
†Rosetta Resources	3,625	136,445
Schlumberger	5,590	466,765
†Swift Energy	2,465	96,505
Williams	31,300	773,736
		9,499,161
Financials – 3.70%
AFLAC	4,130	233,056
Allstate	24,300	774,684
American Equity Investment Life Holding	7,105	89,168
American Express	3,670	157,516
AmTrust Financial Services	3,870	67,725
Apollo Investment	7,825	86,623
Bank of America	33,130	441,954
Bank of New York Mellon	67,030	2,024,305
BioMed Realty Trust	4,820	89,893
Boston Private Financial Holdings	10,970	71,854
Capital One Financial	4,220	179,603
City Holding	2,170	78,619
CME Group	3,025	973,294
Delphi Financial Group	3,085	88,971
Dime Community Bancshares	5,365	78,275
DuPont Fabros Technology	3,475	73,913
EastGroup Properties	2,120	89,718
Entertainment Properties Trust	2,090	96,663
Flushing Financial	4,950	69,300
GFI Group	11,540	54,123
Harleysville Group	2,150	78,991
Home Properties	1,835	101,824
Host Hotels & Resorts	11,778	210,473
Independent Bank	2,210	59,781
†IntercontinentalExchange	9,640	1,148,605
JPMorgan Chase	12,410	526,432
Marsh & McLennan	28,900	790,126
Park National	1,110	80,664
†Piper Jaffray	2,055	71,946
†ProAssurance	1,430	86,658
Prosperity Bancshares	2,445	96,040
Provident Financial Services	5,590	84,577
Prudential Financial	5,280	309,989
Sabra Healthcare REIT	3,253	59,861
Sovran Self Storage	2,310	85,031
†Texas Capital Bancshares	3,365	71,574
Torchmark	4,560	272,414
Travelers	17,600	980,496
Trustmark	3,500	86,940
Webster Financial	2,495	49,152

Wells Fargo	16,790	520,322
		11,591,153
Healthcare – 4.02%
Abbott Laboratories	4,890	234,280
†Acorda Therapeutics	2,050	55,883
†Air Methods	1,505	84,686
†Align Technology	4,880	95,355
†Alkermes	5,715	70,180
Allergan	17,800	1,222,326
†Amgen	4,820	264,618
†AMN HealthCare Services	11,210	68,829
Baxter International	15,000	759,300
Cardinal Health	20,300	777,693
†Catalyst Health Solutions	2,195	102,046
†Celera	7,665	48,290
†Celgene	3,670	217,044
†Conmed	3,840	101,491
†CryoLife	7,270	39,403
†Express Scripts	5,680	307,004
†Gen-Probe	2,950	172,133
†Gilead Sciences	6,160	223,238
†Inspire Pharmaceuticals	6,205	52,122
Johnson & Johnson	14,010	866,519
†Martek Biosciences	2,525	79,033
†Medco Health Solutions	23,600	1,445,972
Merck	33,160	1,195,086
†Merit Medical Systems	5,290	83,741
†ONYX Pharmaceuticals	2,715	100,102
Perrigo	8,700	550,971
Pfizer	77,640	1,359,476
†PharMerica	2,520	28,854
Quest Diagnostics	14,500	782,565
†Quidel	5,005	72,322
†Regeneron Pharmaceuticals	2,325	76,330
†SonoSite	2,725	86,110
†Sun Healthcare Group	2,893	36,630
Synthes	770	104,090
†Thermo Fisher Scientific	3,710	205,386
UnitedHealth Group	11,910	430,070
†Vertex Pharmaceuticals	2,630	92,129
West Pharmaceutical Services	2,035	83,842
		12,575,149
Industrials – 2.76%
AAON	2,665	75,180
Acuity Brands	1,555	89,677
†Alaska Air Group	5,345	303,008
Applied Industrial Technologies	3,140	101,987
Barnes Group	3,690	76,272
Caterpillar	2,770	259,438
†Chart Industries	2,975	100,496
†Columbus McKinnon	4,270	86,766
†CRA International	1,830	43,023
Cummins	1,560	171,616
Deere	2,600	215,930
Ducommun	2,600	56,628
ESCO Technologies	2,095	79,275
†Esterline Technologies	1,725	118,318
Expeditors International Washington	16,800	917,281
Fluor	3,590	237,873
General Electric	33,200	607,228
†Gibraltar Industries	5,270	71,514
Granite Construction	1,815	49,785
Honeywell International	6,390	339,692
†Hub Group Class A	3,440	120,882
†Kadant	3,260	76,838
†Kforce	5,635	91,174
Koppers Holdings	3,125	111,813
Lincoln Electric Holdings	2,500	163,175
Lockheed Martin	1,310	91,582
Manpower	3,240	203,342

McGrath RentCorp	1,640	43,001
†Metalico	8,465	49,774
†MYR Group	4,085	85,785
Norfolk Southern	4,560	286,459
Northrop Grumman	13,510	875,178
Republic Services	4,390	131,085
Rockwell Collins	2,290	133,415
Roper Industries	1,790	136,810
†Tetra Tech	2,885	72,298
†Titan Machinery	3,895	75,174
Towers Watson Class A	1,700	88,502
Tutor Perini	2,675	57,272
Union Pacific	1,620	150,109
†United Stationers	1,735	110,710
United Technologies	6,090	479,405
†URS	3,710	154,373
US Ecology	3,535	61,438
Waste Management	21,300	785,331
		8,635,912
Information Technology – 7.74%
†Adobe Systems	30,000	923,400
†Amkor Technology	10,325	76,302
Anixter International	1,560	93,179
†Apple	8,555	2,759,500
†Applied Micro Circuits	5,630	60,128
†Atheros Communications	1,190	42,745
†Cisco Systems	24,250	490,578
†EMC	16,860	386,094
Expedia	5,340	133,981
†FARO Technologies	3,930	129,061
†Google Class A	3,095	1,838,337
Hewlett-Packard	8,440	355,324
iGate	3,195	62,973
Intel	50,060	1,052,762
International Business Machines	6,360	933,394
†Intuit	29,100	1,434,630
†IPG Photonics	2,860	90,433
†IXYS	5,450	63,329
†j2 Global Communications	3,340	96,693
†JDA Software Group	3,165	88,620
†Keyw Holding	4,005	58,753
†Lawson Software	11,185	103,461
†Liquidity Services	4,240	59,572
†LogMein	1,200	53,208
MasterCard Class A	5,150	1,154,167
†MEMC Electronic Materials	19,500	219,570
Microsoft	27,200	759,424
†Motorola	86,900	788,183
†NetAPP	4,670	256,663
†NETGEAR	2,105	70,896
NIC	7,855	76,272
†Nuance Communications	7,110	129,260
†ON Semiconductor	14,140	139,703
†priceline.com	3,550	1,418,403
†Progress Software	2,185	92,469
QUALCOMM	37,850	1,873,196
Quality Systems	1,070	74,707
†QuinStreet	3,690	70,885
†Rackspace Hosting	2,480	77,897
†Radiant Systems	4,185	81,900
†RightNow Technologies	2,350	55,625
†Rofin-Sinar Technologies	2,855	101,181
†SAVVIS	3,810	97,231
†Semtech	3,410	77,202
†SolarWinds	4,055	78,059
†SS&C Technologies Holdings	3,875	79,476
†Symantec	13,500	225,990
†Synaptics	2,860	84,027
†Tekelec	5,550	66,101
†TeleTech Holdings	4,040	83,184

†Teradata	18,000	740,880
†ValueClick	5,740	92,012
VeriSign	25,700	839,619
†ViaSat	1,690	75,053
Visa Class A	19,100	1,344,258
†Vocus	3,475	96,119
Xerox	62,300	717,696
†Yahoo	40,700	676,841
		24,200,606
Materials – 0.79%
Alcoa	9,600	147,744
Celanese Class A	7,390	304,246
Dow Chemical	8,410	287,117
duPont (E.I.) deNemours	15,200	758,176
†KapStone Paper & Packaging	4,985	76,271
†Owens-Illinois	6,400	196,480
=ÀPT Holdings	35	0
Rock-Tenn Class A	1,785	96,301
†Rockwood Holdings	2,540	99,365
Schulman (A.)	3,560	81,488
Silgan Holdings	2,270	81,289
Temple-Inland	6,660	141,458
United States Steel	3,610	210,896
		2,480,831
Telecommunications – 1.48%
Alaska Communications Systems Group	5,695	63,215
†Arris Group	5,715	64,122
AT&T	43,900	1,289,781
Atlantic Tele-Network	1,095	41,982
†Crown Castle International	29,500	1,292,984
†Knology	4,770	74,555
NTELOS Holdings	3,770	71,819
Plantronics	2,350	87,467
†Polycom	16,600	647,068
Qwest Communications International	21,960	167,116
†RigNet	3,825	51,982
Verizon Communications	21,800	780,003
		4,632,094
Utilities – 0.70%
American Electric Power	8,890	319,862
Cleco	2,410	74,132
Edison International	18,400	710,239
MDU Resources Group	7,210	146,147
NorthWestern	1,675	48,290
OGE Energy	3,170	144,362
Progress Energy	14,400	626,111
UIL Holdings	1,810	54,228
UNITIL	2,425	55,145
		2,178,516
Total U.S. Markets (cost $72,508,190)		95,761,974
§Developed Markets – 18.79%
Consumer Discretionary – 2.87%
Autoliv	5,100	402,594
Bayerische Motoren Werke	8,693	682,334
Christian Dior	650	92,898
Cie Financiere Richemont	3,100	182,490
Cie Generale des Etablissements Michelin Class B	2,280	163,691
Compass Group	19,500	177,050
Daimler	1,900	129,347
Don Quijote	24,000	730,801
Heenes & Mauritz B Shares	4,300	143,348
Honda Motor	7,700	304,814
Husqvarna B Shares	15,500	129,526
Lifestyle International Holdings	47,000	115,739
LVMH Moet Hennessy Louis Vuitton	1,040	171,162
McDonald's Holdings Japan	3,100	77,715
Panasonic	6,000	85,181
PPR	2,499	397,584
Publicis Groupe	10,268	535,384

Singapore Press Holdings	30,000	93,045
Sky City Entertainment Group	36,900	93,134
Societe BIC	750	64,494
Sodexo	1,900	130,998
Sony	5,600	201,825
Stanley Electric	6,000	112,073
Suzuki Motor	6,000	147,756
Swatch Group	325	144,986
Swatch Group Bearer Shares	1,090	87,965
Takashimaya	9,000	77,129
Techtronic Industries	537,000	700,570
Toyota Motor	24,289	963,006
Vivendi	29,338	792,313
Yamada Denki	1,830	124,832
Yue Yuen Industrial Holdings	202,000	726,394
		8,982,178
Consumer Staples – 2.43%
Anheuser-Busch InBev	4,300	246,052
Aryzta	16,805	776,127
Asahi Breweries	6,000	116,210
British American Tobacco	10,150	390,241
Carrefour	2,200	90,739
Coca-Cola Amatil	63,003	699,231
Coca-Cola Hellenic Bottling	2,770	71,697
Colruyt	2,300	117,003
Danone	2,050	128,870
Diageo	7,800	144,560
@Greggs	73,702	537,526
Heineken Holding	2,480	107,841
Imperial Tobacco Group	6,220	191,450
Kao	6,100	164,339
Kerry Group Class A	3,100	103,489
Koninklijke Ahold	10,800	142,600
L'Oreal	620	68,866
Metro	9,887	712,473
Nestle	15,100	884,860
Parmalat	258,852	709,448
Reckitt Benckiser Group	3,830	211,037
SABMiller	4,150	146,058
Tesco	32,900	218,493
Unilever	3,980	122,131
Unilever CVA	5,950	185,348
Wesfarmers	2,560	83,718
Woolworths	7,850	216,361
		7,586,768
Energy – 0.75%
Aker Solutions	8,000	136,274
BG Group	18,500	374,470
†Nabors Industries	7,610	178,531
Neste Oil	8,400	134,203
Noble	3,990	142,722
Petrofac	4,900	121,467
Santos	12,400	166,639
Technip	1,550	143,194
Total	13,856	734,507
Woodside Petroleum	5,200	226,170
		2,358,177
Financials – 2.41%
Alterra Capital Holdings	3,435	74,333
Aspen Insurance Holdings	3,110	89,008
Assicurazioni Generali	9,400	178,582
AXA	42,462	706,781
Banco Santander	64,701	685,788
Bank of East Asia	24,000	100,508
City Developments	15,000	146,815
Daito Trust Construction	2,200	150,613
Danske Bank	4,880	125,166
Hong Kong Exchanges & Clearing	6,100	138,363
HSBC Holdings	78,500	797,975
Lloyds Banking Group	230,000	236,170

Man Group	17,150	79,248
Mitsubishi UFJ Financial Group	142,973	772,827
Natixis	15,400	72,062
Nordea Bank	63,078	686,702
Schroders	4,570	133,035
Sony Financial Holdings	34	137,524
Standard Chartered	36,229	975,236
Sun Hung Kai Properties	13,000	215,928
Tokio Marine Holdings	6,000	179,302
UBS	14,200	233,298
UniCredit	306,226	633,765
		7,549,029
Healthcare – 1.45%
Bayer	2,600	191,358
†Eurand	4,455	52,703
Fresenius	1,220	103,166
Getinge B Shares	5,470	114,703
†ICON ADR	3,410	74,679
Meda Class A	91,030	693,634
Novartis	13,394	787,756
Novo Nordisk ADR	9,100	1,024,387
Novo Nordisk Class B	2,490	280,919
Roche Holding	2,950	432,570
Sanofi-Aventis	10,462	669,286
Santen Pharmaceutical	3,100	107,640
		4,532,801
Industrials – 3.75%
ABB	12,900	287,602
Bunzl	10,800	121,141
Alstom	13,696	655,712
Asahi Glass	58,000	677,732
Assa Abloy Class B	4,950	139,602
Central Japan Railway	22	184,202
Cie de Saint-Gobain	14,810	762,309
Deutsche Post	39,611	669,388
East Japan Railway	3,100	201,539
European Aeronautic Defense & Space	6,200	144,562
FANUC	400	61,417
Finmeccanica	62,596	711,764
Hankyu Hanshin Holdings	31,000	143,902
Hexagon Class B	5,500	118,033
Hochtief	1,550	130,968
ITOCHU	82,749	837,526
Keppel	16,679	147,131
Komatsu	3,100	93,784
Koninklijke Philips Electronics	28,623	877,093
Kurita Water Industries	3,000	94,490
Leighton Holdings	3,260	102,545
Marubeni	22,000	154,676
Mitsubishi Heavy Industries	47,000	176,507
Mitsui Engineer & Shipbuilding	30,000	79,419
Qantas Airways	52,500	136,277
Rolls-Royce Group	20,300	197,931
Schneider Electric	760	113,801
Secom	3,100	146,765
SembCorp Industries	30,000	120,164
Serco Group	13,800	120,668
Siemens	2,820	351,269
Singapore Airlines	44,083	525,595
SKF B Shares	4,590	130,883
Teleperformance	29,038	980,265
Tianjin Development Holdings	110,000	104,304
TNT	4,600	121,462
Tokyu	30,000	137,413
Vallourec	8,276	869,677
†Wolseley	3,080	98,405
		11,727,923
Information Technology – 1.32%
Accenture Class A	3,740	181,353
ASM Pacific Technology	8,850	111,870

Brother Industries	9,200	136,389
Canon	6,100	316,210
†CGI Group Class A	94,421	1,628,438
Dassault Systemes	1,550	116,918
FUJIFILM Holdings	3,000	108,453
Konica Minolta Holdings	13,000	135,098
Nintendo	900	264,077
Nokia	53,788	556,598
Nomura Research Institute	6,100	135,798
Sage Group	22,800	97,459
SAP	4,900	248,449
Yahoo Japan	260	100,843
		4,137,953
Materials – 2.41%
Agrium	1,830	167,903
Air Liquide	1,700	215,099
Alumina ADR	13,175	134,122
Anglo American	5,370	280,143
Anglo American ADR	8,500	221,945
Antofagasta	5,000	125,974
ArcelorMittal	11,898	451,442
BHP Billiton	14,500	670,526
BHP Billiton (London Stock Exchange)	9,200	366,490
JFE Holdings	3,100	107,946
JSR	6,100	113,791
Kazakhmys	5,500	138,829
Lafarge	11,468	719,384
Linde	1,226	187,021
Lonmin	4,280	131,604
Newcrest Mining	4,940	204,158
Nippon Steel	31,000	111,457
Nitto Denko	3,100	146,001
Novozymes B Shares	895	124,731
Rexam	140,460	731,000
Rio Tinto	1,700	148,488
Rio Tinto (London Stock Exchange)	6,150	430,880
Sika	52	114,152
Syngenta	345	100,993
Syngenta ADR	15,700	922,846
Vedanta Resources	3,460	136,024
Wacker Chemie	780	137,131
Xstrata	7,950	186,780
		7,526,860
Telecommunications – 0.99%
China Mobile ADR	12,725	631,415
China Unicom Hong Kong ADR	17,543	249,988
Elisa Oyj	5,200	113,111
Mobistar	1,700	110,254
Softbank	1,800	62,301
Tele2 B Shares	5,500	114,268
Telefonica	32,260	731,701
Telenor	7,400	120,402
TELUS	11,908	543,042
Vodafone Group	161,106	416,962
		3,093,444
Utilities – 0.41%
Centrica	21,500	111,591
EDF	3,880	159,226
National Grid	64,947	561,822
Scottish & Southern Energy	8,650	165,847
Shikoku Electric Power	4,700	138,196
Tokyo Gas	31,000	137,413
		1,274,095
Total Developed Markets (cost $50,978,619)		58,769,228
XEmerging Markets – 7.83%
Consumer Discretionary – 0.18%
†Grupo Televisa ADR	8,800	228,184
Santos Brasil Participacoes	12,600	174,626
Turkiye Sise ve Cam Fabrikalari	51,657	91,126

†Xueda Education Group ADR	5,000	56,350
		550,286
Consumer Staples – 0.63%
Brazil Foods ADR	13,600	229,568
Chaoda Modern Agriculture Holdings	842,000	631,568
@Cresud ADR	10,369	196,804
Fomento Economico Mexicano ADR	2,725	152,382
KT&G	1,221	70,456
Lotte Chilsung Beverage	324	277,405
Lotte Confectionery	136	182,910
Tingyi Cayman Islands Holding	19,816	50,735
Tsingtao Brewery	16,162	84,631
Wal-Mart de Mexico Series V	34,348	98,226
		1,974,685
Energy – 1.46%
CNOOC	304,000	721,230
CNOOC ADR	300	71,511
China Petroleum & Chemical ADR	800	76,552
Gazprom ADR	14,165	357,666
LUKOIL ADR	2,300	131,606
PetroChina ADR	1,400	184,086
Petroleo Brasileiro SA ADR	28,900	1,093,576
Petroleo Brasileiro SP ADR	22,500	768,825
Polski Koncern Naftowy Orlen	8,420	130,063
PTT	15,243	161,783
@PTT Exploration & Production	12,300	68,537
#Reliance Industries 144A GDR	5,458	259,255
†Rosneft Oil GDR	31,900	228,404
Sasol ADR	4,100	213,405
Tambang Batubara Bukit Asam	44,491	113,326
		4,579,825
Financials – 1.50%
ABSA Group	4,883	103,188
Akbank	15,642	87,041
Banco Bradesco ADR	9,302	188,738
Banco Santander Brasil ADR	25,200	342,720
Bangkok Bank	24,313	118,541
Bank of China	382,800	201,927
Cathay Financial Holding	72,450	128,408
China Construction Bank	225,449	202,172
Credicorp	1,350	160,529
Cyrela Brazil Realty	9,596	126,343
Fubon Financial Holding	127,043	174,210
@Hong Leong Bank	31,800	94,879
Industrial & Commercial Bank of China	250,800	186,829
@IRSA Inversiones y Representaciones ADR	4,575	73,612
KB Financial Group ADR	10,089	533,629
KLCC Property Holdings	88,900	96,583
Malayan Banking	79,185	218,282
OTP Bank	5,465	131,835
Powszechna Kasa Oszczednosci Bank Polski	6,966	101,847
Powszechny Zaklad Ubezpieczen	1,852	222,053
Samsung Life Insurance	2,540	232,196
@Sberbank	119,117	405,832
Standard Bank Group	11,836	192,145
Turkiye Is Bankasi Class C	19,681	70,203
†UEM Land Holdings	261,723	207,104
VTB Bank GDR	11,700	75,816
		4,676,662
Healthcare – 0.09%
†Hypermarcas	6,600	89,601
Teva Pharmaceutical Industries	3,440	181,538
		271,139
Industrials – 0.33%
All America Latina Logistica	9,300	84,059
†Empresas ADR	10,400	106,080
Fosun International	141,315	103,816
Guangshen Railway ADR	3,900	76,245
†Leoch International Technology	11,000	5,845
LG Electronics	2,229	234,579

Siam Cement NVDR	7,700	87,088
†Torunlar Gayrimenkul Yatirim Ortakligi	23,011	95,811
Ultratech Cement	4,797	116,324
United Tractors	50,811	134,218
		1,044,065
Information Technology – 1.40%
Alibaba.com	76,500	137,203
Asustek Computer	7,000	66,472
Hon Hai Precision Industry	54,320	218,807
HTC	50,350	1,553,480
LG Display ADR	5,200	92,300
Mediatek	3,006	43,024
†MStar Semiconductor	3,000	28,900
Samsung Electronics	735	622,087
†Shanda Games ADR	12,200	78,568
†Shanda Interactive Entertainment ADR	5,600	221,984
†Sohu.com	9,500	603,155
Taiwan Semiconductor Manufacturing	83,069	202,191
Taiwan Semiconductor Manufacturing ADR	17,700	221,958
United Microelectronics	508,000	283,867
		4,373,996
Materials – 1.13%
Anglo Platinum	1,776	186,079
ArcelorMittal South Africa	15,176	181,471
Braskem ADR	7,575	190,133
Cemex ADR	34,712	371,767
Cia de Minas Buenaventura ADR	3,150	154,224
†Fibria Celulose ADR	7,900	126,400
Impala Platinum Holdings	3,920	137,842
Israel Chemicals	7,300	125,990
MMC Norilsk Nickel ADR	7,346	173,880
†Petronas Chemicals Group	70,200	125,670
POSCO ADR	1,625	174,996
Steel Authority of India	27,025	110,306
Vale ADR	42,525	1,470,089
		3,528,847
Telecommunications – 0.81%
America Movil Series L ADR	1,100	63,074
China Telecom Class H	120,000	62,837
†Chunghwa Telecom ADR	23,917	604,383
†Foxconn International Holdings	108,000	75,451
KT ADR	12,650	263,120
LG Uplus	22,965	146,853
SK Telecom ADR	24,525	456,901
Turkcell Iletisim Hizmet ADR	15,750	269,798
Vivo Participacoes ADR	5,100	166,209
Vodacom Group	38,095	439,774
		2,548,400
Utilities – 0.30%
Centrais Eletricas Brasileiras ADR	22,100	303,875
Datang International Power Generation	235,255	82,631
Huaneng Power International ADR	10,425	222,887
Light	8,100	124,120
Polska Grupa Energetyczna	24,436	191,120
		924,633
Total Emerging Markets (cost $18,975,826)		24,472,538
Total Common Stock (cost $142,462,635)		179,003,740
Convertible Preferred Stock – 0.03%
Banking, Finance & Insurance – 0.01%
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	300	16,556
		16,556
Healthcare & Pharmaceuticals – 0.02%
Healthsouth 6.50% exercise price $30.50, expiration date 12/31/49	60	58,365
		58,365
Total Convertible Preferred Stock (cost $71,574)		74,921
Exchanged-Traded Fund – 0.02%
iShares MSCI EAFE Growth Index	1,200	73,290
Total Exchange-Traded Fund (cost $68,359)		73,290

		Principal
		Amount{
Agency Asset-Backed Securities – 0.03%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	63,272	62,645
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.62% 11/25/32		14,646	14,101
Total Agency Asset-Backed Securities (cost $77,412)			76,746
Agency Collateralized Mortgage Obligations – 0.52%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		55,741	64,381
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		57,639	64,441
Series 2003-26 AT 5.00% 11/25/32		295,000	313,277
Series 2003-122 4.50% 2/25/28		45,568	47,188
Series 2010-41 PN 4.50% 4/25/40		120,000	121,102
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		47,399	53,282
Series 2662 MA 4.50% 10/15/31		55,453	57,599
Series 2872 GC 5.00% 11/15/29		200,000	208,737
Series 3022 MB 5.00% 12/15/28		121,204	124,576
Series 3337 PB 5.50% 7/15/30		170,000	175,792
GNMA Series 2010-113 KE 4.50% 9/20/40		295,000	296,279
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		100,000	97,228
Total Agency Collateralized Mortgage Obligations (cost $1,613,904)			1,623,882
Agency Mortgage-Backed Securities – 5.23%
Fannie Mae 6.50% 8/1/17		48,246	52,581
Fannie Mae Relocation 30 yr 5.00% 1/1/36		40,175	41,863
Fannie Mae S.F. 15 yr
4.00% 7/1/25		318,851	329,613
4.00% 8/1/25		425,020	439,364
4.00% 11/1/25		437,673	452,444
5.00% 9/1/18		57,280	61,334
5.50% 6/1/22		36,351	39,109
Fannie Mae S.F. 15 yr TBA
4.50% 1/1/26		1,155,000	1,210,765
5.50% 1/1/26		1,250,000	1,343,750
Fannie Mae S.F. 20 yr 5.50% 8/1/28		71,536	76,706
Fannie Mae S.F. 30 yr
4.50% 6/1/38		91,522	94,030
5.00% 12/1/36		237,929	251,200
5.00% 12/1/37		63,709	67,043
5.00% 2/1/38		50,096	52,708
5.00% 7/1/40		598,177	629,298
6.50% 2/1/36		92,981	104,200
7.50% 6/1/31		37,567	43,110
Fannie Mae S.F. 30 yr TBA
4.00% 1/1/41		1,355,000	1,347,802
5.00% 1/1/41		1,060,000	1,114,325
5.50% 1/1/41		3,415,000	3,653,517
6.00% 1/1/41		3,680,000	3,999,701
•Freddie Mac ARM
3.144% 4/1/34		19,061	20,017
5.678% 7/1/36		58,312	61,035
Freddie Mac S.F. 15 yr
4.00% 2/1/14		82,191	85,968
5.00% 6/1/18		66,258	70,584
Freddie Mac S.F. 30 yr 7.00% 11/1/33		41,386	47,161
Freddie Mac S.F. 30 yr TBA 6.50% 1/1/40		565,000	626,267
GNMA I S.F. 30 yr 7.50% 9/15/31		18,901	21,908
Total Agency Mortgage-Backed Securities (cost $16,287,299)			16,337,403
Commercial Mortgage-Backed Securities – 1.78%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		100,000	108,126
Bank of America Commercial Mortgage
•Series 2004-3 A5 5.413% 6/10/39		55,000	58,791
•Series 2005-1 A5 5.162% 11/10/42		95,000	102,374
Series 2006-4 A4 5.634% 7/10/46		135,000	144,848
Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41		70,000	75,273

•Series 2005-PW10 A4 5.405% 12/11/40	90,000	96,158
•Series 2005-T20 A4A 5.149% 10/12/42	75,000	80,729
•Series 2006-PW12 A4 5.722% 9/11/38	345,000	376,417
Series 2007-PW15 A4 5.331% 2/11/44	55,000	56,474
•Citigroup Commercial Mortgage Trust Series 2004-C1 A4 5.372% 4/15/40	350,000	375,835
‹Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	85,000	90,965
Series 2006-C7 A2 5.69% 6/10/46	133,731	134,534
#Series 2010-C1 A1 144A 3.156% 7/10/46	134,760	135,063
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.546% 2/15/39	75,000	79,840
First Union National Bank-BOA Commercial Mortgage Trust Series 2001-C1 C 6.403% 3/15/33	60,000	59,944
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	27,436	27,574
•Series 2004-GG2 A5 5.279% 8/10/38	75,000	79,505
•Series 2004-GG2 A6 5.396% 8/10/38	220,000	236,307
Series 2005-GG4 A4 4.761% 7/10/39	240,000	247,518
Series 2005-GG4 A4A 4.751% 7/10/39	120,000	126,546
#Series 2010-C1 A2 144A 4.592% 8/10/43	165,000	166,592
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	40,000	43,144
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	115,000	120,163
Series 2003-C1 A2 4.985% 1/12/37	162,000	170,728
•Series 2005-LDP5 A4 5.205% 12/15/44	610,000	656,703
LB-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	166,538	173,833
Series 2004-C1 A4 4.568% 1/15/31	100,000	104,411
•Merrill Lynch Mortgage Trust Series 2006-C1 A 5.656% 5/12/39	155,000	163,179
Morgan Stanley Capital I
•Series 2004-T15 A4 5.27% 6/13/41	500,000	535,566
Series 2005-HQ6 A4A 4.989% 8/13/42	300,000	317,660
•Series 2007-T27 A4 5.65% 6/11/42	155,000	168,323
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	135,000	137,748
•Wachovia Bank Commercial Mortgage Trust Series 2005-C20 A5 5.087% 7/15/42	105,000	106,925
Total Commercial Mortgage-Backed Securities (cost $5,242,141)		5,557,796
Convertible Bonds – 0.92%
Aerospace & Defense – 0.01%
AAR 1.75% exercise price $29.43, expiration date 2/1/26	22,000	24,145
		24,145
Automobiles & Automotive Parts – 0.02%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	66,000	72,683
		72,683
Banking, Finance & Insurance – 0.02%
Jefferies Group 3.875% exercise price $38.72, expiration date 11/1/29	70,000	73,763
		73,763
Computers & Technology – 0.03%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	50,000	49,688
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13	53,000	51,277
		100,965
Containers & Packaging – 0.01%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15	44,000	44,495
		44,495
Electronics & Electrical Equipment – 0.11%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	88,000	89,100
¦General Cable 4.50% exercise price $36.75, expiration date 11/15/29	40,000	47,750
Intel 2.95% exercise price $30.75, expiration date 12/15/35	65,000	65,081
Linear Technology 3.00% exercise price $44.72, expiration date 5/1/27	136,000	144,840
		346,771
Energy – 0.09%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	270,000	211,613
Transocean 1.50% exercise price $168.61, expiration date 12/15/37	55,000	54,450
		266,063
Healthcare & Pharmaceuticals – 0.18%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	46,000	48,933
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	85,000	85,425
¦Hologic 2.00% exercise price $38.59, expiration date 12/15/37	159,000	149,658
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/15/14	92,000	93,265
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	184,000	186,069
		563,350

	Leisure, Lodging & Entertainment – 0.08%
	#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14		59,000	86,287
	International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14		30,000	34,763
	Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27		95,000	85,381
				206,431
	Paper & Forest Products – 0.07%
	Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		124,000	137,640
	#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13		72,000	96,930
				234,570
	Real Estate – 0.12%
	#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29		26,000	34,905
	Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27		79,000	87,789
	#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30		80,000	98,000
	National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28		140,000	163,100
				383,794
	Telecommunications – 0.17%
	Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13		67,000	70,936
	Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25		85,000	80,644
	#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 12/1/40		39,000	39,780
	Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14		150,000	134,999
	Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11		21,000	21,053
	NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12		62,000	61,148
	SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14		29,000	43,210
	Verisign 3.25% exercise price $34.37, expiration date 8/15/37		60,000	67,575
				519,345
	Transportation – 0.01%
	Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38		41,000	41,308
				41,308
	Total Convertible Bonds (cost $2,456,661)			2,877,683
	Corporate Bonds – 20.80%
	Banking – 2.07%
	Bank of America 3.70% 9/1/15		150,000	148,862
	BB&T 5.25% 11/1/19		399,000	414,032
	•BB&T Capital Trust IV 6.82% 6/12/57		200,000	198,000
	City National 5.25% 9/15/20		190,000	186,149
	#Export-Import Bank of Korea 144A 5.25% 2/10/14		125,000	132,947
	Goldman Sachs Group
	3.70% 8/1/15		50,000	50,999
	5.375% 3/15/20		625,000	647,020
	JPMorgan Chase
	4.40% 7/22/20		125,000	123,268
	5.875% 6/13/16		285,000	312,071
	7.00% 6/28/17	RUB	8,000,000	239,281
	JPMorgan Chase Capital XXV 6.80% 10/1/37	USD	175,000	181,004
	Key Bank 5.80% 7/1/14		290,000	310,984
	Korea Development Bank 8.00% 1/23/14		100,000	114,228
	#National Agricultural Cooperative Federation 144A 5.00% 9/30/14		100,000	105,238
	Oesterreichische Kontrollbank 1.75% 10/5/15		150,000	145,343
	PNC Funding
	5.125% 2/8/20		530,000	553,417
	5.25% 11/15/15		205,000	219,626
	5.625% 2/1/17		220,000	235,469
	•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		300,000	223,613
	Rabobank Nederland
	2.125% 10/13/15		80,000	77,455
•#	144A 11.00% 12/29/49		275,000	356,483
	• SunTrust Capital VIII 6.10% 12/15/36		60,000	55,070
	SVB Financial Group 5.375% 9/15/20		305,000	293,827
	•USB Capital IX 6.189% 10/29/49		340,000	265,200
	Wachovia
	5.25% 8/1/14		115,000	122,747
	5.625% 10/15/16		250,000	272,298
	•Wells Fargo Capital XIII 7.70% 12/29/49		301,000	312,664
	Zions Bancorporation
	5.65% 5/15/14		27,000	27,009
	7.75% 9/23/14		147,000	153,372
				6,477,676

Basic Industry – 1.51%

AK Steel 7.625% 5/15/20		45,000	45,338
Alcoa 6.15% 8/15/20		183,000	188,263
#Algoma Acquisition 144A 9.875% 6/15/15		122,000	110,410
ArcelorMittal 9.85% 6/1/19		250,000	316,432
#Cemex Finance 144A 9.50% 12/14/16		100,000	103,625
Century Aluminum 8.00% 5/15/14		115,850	122,367
CF Industries 7.125% 5/1/20		111,000	121,823
Cliffs Natural Resources
4.80% 10/1/20		75,000	73,424
5.90% 3/15/20		85,000	89,710
6.25% 10/1/40		175,000	170,934
Compass Minerals International 8.00% 6/1/19		90,000	98,550
Dow Chemical
4.25% 11/15/20		60,000	57,702
8.55% 5/15/19		560,000	702,917
duPont (E.I.) deNemours 3.625% 1/15/21		560,000	542,569
#Georgia-Pacific 144A 5.40% 11/1/20		180,000	178,298
Hexion Finance 8.875% 2/1/18		95,000	102,006
International Paper 9.375% 5/15/19		550,000	708,544
#MacDermid 144A 9.50% 4/15/17		26,000	27,560
Momentive Performance Materials 11.50% 12/1/16		170,000	185,300
•Noranda Aluminum Acquisition PIK 5.193% 5/15/15		109,274	99,303
#PE Paper Escrow GmbH 144A 12.00% 8/1/14		100,000	115,866
Reliance Steel & Aluminum 6.85% 11/15/36		185,000	171,827
Ryerson
•7.662% 11/1/14		8,000	7,480
12.00% 11/1/15		120,000	126,300
Smurfit Kappa Funding 7.75% 4/1/15		87,000	89,610
Steel Dynamics 7.75% 4/15/16		22,000	23,265
Teck Resources 9.75% 5/15/14		119,000	149,024
			4,728,447
Brokerage – 0.40%
•Bear Stearns 5.408% 12/7/12	AUD	430,000	432,050
E Trade Financial PIK 12.50% 11/30/17	USD	172,000	202,960
Jefferies Group
6.25% 1/15/36		35,000	31,446
6.45% 6/8/27		260,000	249,205
Lazard Group
6.85% 6/15/17		113,000	118,365
7.125% 5/15/15		187,000	201,550
			1,235,576
Capital Goods – 0.69%
Allied Waste North America
6.875% 6/1/17		285,000	313,909
7.125% 5/15/16		133,000	140,970
Anixter 10.00% 3/15/14		3,000	3,450
#Berry Plastics 144A 9.75% 1/15/21		65,000	64,675
Case New Holland 7.75% 9/1/13		67,000	72,360
Casella Waste Systems
9.75% 2/1/13		96,000	96,480
11.00% 7/15/14		50,000	55,563
Graham Packaging Capital I 9.875% 10/15/14		11,000	11,440
Intertape Polymer 8.50% 8/1/14		62,000	51,460
Jabil Circuit 7.75% 7/15/16		38,000	42,845
L-3 Communications
4.75% 7/15/20		295,000	290,381
5.875% 1/15/15		35,000	35,831
#Meccanica Holdings USA 144A 6.25% 7/15/19		305,000	322,994
#Plastipak Holdings 144A 10.625% 8/15/19		67,000	75,626
Ply Gem Industries 13.125% 7/15/14		147,000	156,923
Pregis 12.375% 10/15/13		124,000	122,140
RBS Global/Rexnord 11.75% 8/1/16		77,000	82,968
Sanmina-SCI 8.125% 3/1/16		141,000	143,115
Trimas 9.75% 12/15/17		67,000	73,700
			2,156,830
Consumer Cyclical – 1.32%
#Allison Transmission 144A 11.00% 11/1/15		132,000	144,540
American Axle & Manufacturing 7.875% 3/1/17		57,000	58,639
ArvinMeritor 8.125% 9/15/15		167,000	175,559
#Beazer Homes USA 144A 9.125% 5/15/19		50,000	47,625

	Burlington Coat Factory Investment Holdings 14.50% 10/15/14	231,000	244,282
	CKE Restaurants 11.375% 7/15/18	110,000	122,375
	#‹CVS Pass Through Trust 144A
	5.773% 1/31/33	50,000	49,738
	8.353% 7/10/31	346,440	413,754
	#Dunkin Finance 144A 9.625% 12/1/18	90,000	91,350
	#Equinox Holdings 144A 9.50% 2/1/16	18,000	19,103
	Ford Motor 7.45% 7/16/31	263,000	283,053
	Ford Motor Credit 12.00% 5/15/15	185,000	232,923
	#Hanesbrands 144A 6.375% 12/15/20	105,000	100,275
	Harrah's Operating
	10.00% 12/15/18	116,000	106,430
	11.25% 6/1/17	70,000	79,100
	#Invista 144A 9.25% 5/1/12	3,000	3,060
	K Hovnanian Enterprises
	6.25% 1/15/15	47,000	36,190
	7.50% 5/15/16	82,000	58,835
	10.625% 10/15/16	91,000	93,730
	Macy's Retail Holdings 5.90% 12/1/16	181,000	194,122
	#Marina District Finance 144A 9.875% 8/15/18	45,000	44,550
	MGM MIRAGE
	11.125% 11/15/17	52,000	60,060
	11.375% 3/1/18	107,000	116,630
	Mobile Mini 6.875% 5/1/15	64,000	65,280
	Mohawk Industries 6.125% 1/15/16	37,000	39,868
	Mohegan Tribal Gaming Authority 6.875% 2/15/15	67,000	41,708
	NCL 11.75% 11/15/16	23,000	26,939
	New Albertsons 7.25% 5/1/13	13,000	13,098
	Norcraft Finance 10.50% 12/15/15	7,000	7,473
	Norcraft Holdings 9.75% 9/1/12	131,000	132,474
	OSI Restaurant Partners 10.00% 6/15/15	75,000	78,375
	Pinnacle Entertainment 8.75% 5/15/20	182,000	189,279
	#Pokagon Gaming Authority 144A 10.375% 6/15/14	62,000	64,945
	Royal Caribbean Cruises
	6.875% 12/1/13	55,000	58,575
	7.00% 6/15/13	26,000	27,625
	Ryland Group 8.40% 5/15/17	72,000	80,100
	Sally Holdings 10.50% 11/15/16	105,000	116,288
	#Sealy Mattress 144A 10.875% 4/15/16	21,000	23,835
	#Sears Holdings 144A 6.625% 10/15/18	110,000	103,125
	#Shingle Springs Tribal Gaming 144A 9.375% 6/15/15	103,000	71,585
	Standard Pacific 10.75% 9/15/16	95,000	109,963
	Tops Markets 10.125% 10/15/15	44,000	45,430
	Wyndham Worldwide 5.75% 2/1/18	70,000	71,281
			4,143,169
	Consumer Non-Cyclical – 3.21%
	Alere 9.00% 5/15/16	114,000	117,990
	Amgen 3.45% 10/1/20	280,000	267,339
	Anheuser-Busch InBev Worldwide
	5.00% 4/15/20	300,000	317,669
#	144A 5.375% 11/15/14	560,000	617,523
Bard	(C.R.) 4.40% 1/15/21	125,000	127,265
	Baxter International 4.50% 8/15/19	485,000	509,529
	Bio-Rad Laboratories
	4.875% 12/15/20	290,000	283,034
	8.00% 9/15/16	52,000	56,680
	CareFusion 6.375% 8/1/19	620,000	701,645
	Celgene 3.95% 10/15/20	285,000	271,500
	Coca-Cola Enterprises 3.50% 9/15/20	560,000	525,407
	Covidien International Finance 4.20% 6/15/20	960,000	961,613
	#Delhaize Group 144A 5.70% 10/1/40	278,000	265,546
	#Dole Food 144A 8.00% 10/1/16	87,000	92,220
	Genzyme
	3.625% 6/15/15	825,000	847,838
	5.00% 6/15/20	230,000	241,924
	Hershey 4.125% 12/1/20	80,000	80,843
	Hospira 6.40% 5/15/15	445,000	504,319
	Ingles Markets 8.875% 5/15/17	72,000	77,400
	Jarden
	6.125% 11/15/22	65,000	62,319

7.50% 1/15/20	25,000	26,188
Kellogg 4.00% 12/15/20	160,000	158,121
Life Technologies 6.00% 3/1/20	185,000	198,511
LVB Acquisition
11.625% 10/15/17	67,000	74,370
PIK 10.375% 10/15/17	57,000	62,558
Medco Health Solutions
4.125% 9/15/20	270,000	261,586
7.125% 3/15/18	310,000	364,308
Merck 3.875% 1/15/21	190,000	189,206
#Mylan 144A 6.00% 11/15/18	80,000	78,800
#Novasep Holding 144A 9.75% 12/15/16	160,000	113,600
#Reynolds Group Issuer 144A 9.00% 4/15/19	180,000	187,425
#Scotts Miracle-Gro 144A 6.625% 12/15/20	50,000	50,250
Smithfield Foods
7.75% 7/1/17	121,000	126,445
10.00% 7/15/14	43,000	49,773
Supervalu 8.00% 5/1/16	72,000	69,300
Tyson Foods 10.50% 3/1/14	66,000	78,375
#Viskase 144A 9.875% 1/15/18	135,000	141,413
#Woolworths 144A 4.00% 9/22/20	150,000	145,545
Yale University 2.90% 10/15/14	230,000	237,441
Yankee Acquisition 9.75% 2/15/17	116,000	121,510
Zimmer Holdings 4.625% 11/30/19	355,000	365,164
		10,029,492
Energy – 3.10%
AmeriGas Partners 7.125% 5/20/16	26,000	27,040
Anadarko Petroleum 5.95% 9/15/16	215,000	231,252
Antero Resources Finance 9.375% 12/1/17	44,000	46,255
Berry Petroleum 10.25% 6/1/14	10,000	11,525
Chaparral Energy 8.50% 12/1/15	48,000	49,080
Chesapeake Energy
6.50% 8/15/17	20,000	20,200
9.50% 2/15/15	3,000	3,398
Complete Production Services 8.00% 12/15/16	119,000	123,760
Copano Energy 7.75% 6/1/18	57,000	58,425
Ecopetrol 7.625% 7/23/19	92,000	106,720
El Paso
6.875% 6/15/14	4,000	4,270
7.00% 6/15/17	113,000	119,816
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	7,000	7,201
El Paso Pipeline Partners Operating 4.10% 11/15/15	150,000	149,239
•Enbridge Energy Partners 8.05% 10/1/37	145,000	149,302
Energy Transfer Partners 9.70% 3/15/19	380,000	491,871
#ENI 144A 4.15% 10/1/20	700,000	680,381
Enterprise Products Operating
6.30% 9/15/17	25,000	28,249
•7.034% 1/15/68	210,000	218,176
9.75% 1/31/14	305,000	368,674
EOG Resources 4.10% 2/1/21	175,000	172,468
Forest Oil 7.25% 6/15/19	48,000	48,960
#Helix Energy Solutions Group 144A 9.50% 1/15/16	154,000	159,005
#Hercules Offshore 144A 10.50% 10/15/17	115,000	95,738
#Hilcorp Energy Finance I 144A
7.625% 4/15/21	35,000	36,313
7.75% 11/1/15	67,000	69,513
Holly 9.875% 6/15/17	82,000	89,790
Inergy Finance
8.25% 3/1/16	4,000	4,190
8.75% 3/1/15	10,000	10,700
Key Energy Services 8.375% 12/1/14	152,000	161,120
Kinder Morgan Energy Partners
6.00% 2/1/17	355,000	392,441
6.55% 9/15/40	165,000	174,053
9.00% 2/1/19	225,000	283,770
#Linn Energy 144A 8.625% 4/15/20	57,000	61,703
#Midcontinent Express Pipeline 144A 5.45% 9/15/14	180,000	192,344
#Murray Energy 144A 10.25% 10/15/15	97,000	102,335
Nexen 7.50% 7/30/39	220,000	239,987
#NFR Energy 144A 9.75% 2/15/17	77,000	76,423

	Noble Energy 8.25% 3/1/19	280,000	350,428
	Occidental Petroleum 4.10% 2/1/21	175,000	178,243
	OPTI Canada
	7.875% 12/15/14	54,000	38,408
	8.25% 12/15/14	69,000	49,508
#	144A 9.00% 12/15/12	75,000	75,563
	Pemex Project Funding Master Trust 6.625% 6/15/35	110,000	112,474
	Petrobras International Finance
	5.75% 1/20/20	100,000	104,257
	5.875% 3/1/18	25,000	26,745
	Petrohawk Energy
	7.875% 6/1/15	95,000	99,394
	10.50% 8/1/14	20,000	22,900
	Petroleum Development 12.00% 2/15/18	79,000	88,875
	Plains All American Pipeline 8.75% 5/1/19	335,000	416,375
	Pride International 6.875% 8/15/20	320,000	333,600
	Quicksilver Resources 7.125% 4/1/16	63,000	60,638
	Range Resources 8.00% 5/15/19	67,000	73,281
	#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	147,213	158,447
	#SandRidge Energy 144A 9.875% 5/15/16	162,000	172,125
	Total Capital 2.30% 3/15/16	590,000	577,050
	•TransCanada Pipelines 6.35% 5/15/67	265,000	262,008
	Transocean 6.50% 11/15/20	170,000	180,822
	Weatherford International Bermuda
	5.125% 9/15/20	205,000	204,367
	9.625% 3/1/19	415,000	533,318
	#Woodside Finance 144A
	4.50% 11/10/14	165,000	173,581
	8.125% 3/1/14	110,000	126,645
			9,684,739
	Financials – 0.74%
	Capital One Capital V 10.25% 8/15/39	95,000	102,244
	#CDP Financial 144A 5.60% 11/25/39	250,000	260,785
	FTI Consulting
	7.75% 10/1/16	40,000	41,400
#	144A 6.75% 10/1/20	50,000	49,875
	General Electric Capital
	4.375% 9/16/20	195,000	192,286
	6.00% 8/7/19	735,000	819,143
	International Lease Finance
	5.55% 9/5/12	7,000	7,114
	6.625% 11/15/13	175,000	179,594
	8.25% 12/15/20	75,000	77,344
	#IPIC GMTN 144A 5.00% 11/15/20	250,000	245,919
	Nuveen Investments 10.50% 11/15/15	213,000	218,858
	#Pinafore 144A 9.00% 10/1/18	115,000	124,775
			2,319,337
	Insurance – 0.55%
	American International Group 6.40% 12/15/20	110,000	115,626
	•Chubb 6.375% 3/29/67	220,000	230,450
	•Genworth Financial 6.15% 11/15/66	127,000	100,965
	•#Liberty Mutual Group 144A 7.00% 3/15/37	70,000	62,954
	MetLife
	6.40% 12/15/36	20,000	18,900
	6.817% 8/15/18	285,000	332,781
	#Metlife Capital Trust X 144A 9.25% 4/8/38	400,000	471,999
	Prudential Financial
	3.875% 1/14/15	160,000	165,222
	4.50% 11/15/20	145,000	142,082
	=#‡‹Twin Reefs Pass Through Trust 144A 0.00% 12/31/49	200,000	0
	À•XL Group 6.50% 12/29/49	95,000	82,650
			1,723,629
	Media – 1.26%
	#Affinion Group 144A 7.875% 12/15/18	120,000	117,600
	#Charter Communications Operating 144A 10.875% 9/15/14	149,000	167,253
	Comcast 5.875% 2/15/18	190,000	211,255
	#Cox Communications 144A 6.25% 6/1/18	145,000	162,188
	DIRECTV Holdings
	4.60% 2/15/21	315,000	311,524
	7.625% 5/15/16	575,000	638,238

	DISH DBS 7.875% 9/1/19		73,000	76,650
	Lamar Media 6.625% 8/15/15		63,000	64,820
	LIN Television 6.50% 5/15/13		23,000	23,115
	#NBC Universal 144A
	2.875% 4/1/16		360,000	352,128
	4.375% 4/1/21		425,000	413,347
	Nielsen Finance
	11.50% 5/1/16		33,000	38,280
	11.625% 2/1/14		4,000	4,650
	#Rainbow National Services 144A 10.375% 9/1/14		3,000	3,128
	Shaw Communications 6.75% 11/9/39	CAD	263,000	261,985
	#Sinclair Television Group 144A 9.25% 11/1/17	USD	72,000	78,300
	#Sirius XM Radio 144A
	8.75% 4/1/15		145,000	157,688
	9.75% 9/1/15		19,000	21,423
	Time Warner Cable
	4.125% 2/15/21		205,000	195,464
	8.25% 4/1/19		245,000	304,807
	Videotron 6.375% 12/15/15		3,000	3,083
	#Vivendi 144A 6.625% 4/4/18		190,000	211,882
	#XM Satellite Radio 144A 13.00% 8/1/13		104,000	124,280
				3,943,088
	Real Estate – 0.30%
	Developers Diversified Realty
	5.375% 10/15/12		192,000	197,621
	7.50% 4/1/17		40,000	44,740
	9.625% 3/15/16		72,000	85,534
	Digital Realty Trust 5.875% 2/1/20		105,000	107,009
	Host Hotels & Resorts 6.375% 3/15/15		75,000	76,500
	Liberty Property 4.75% 10/1/20		90,000	89,231
	#Qatari Diar Finance 144A 5.00% 7/21/20		113,000	112,887
	Regency Centers
	4.80% 4/15/21		80,000	76,448
	5.875% 6/15/17		100,000	106,774
	Ventas Realty 6.50% 6/1/16		34,000	35,398
				932,142
	Services Non-Cyclical – 0.36%
	ARAMARK 8.50% 2/1/15		80,000	84,000
	#Brambles USA 144A
	3.95% 4/1/15		300,000	304,609
	5.35% 4/1/20		95,000	96,549
	Corrections Corporation of America 7.75% 6/1/17		14,000	14,928
	HCA Holdings
#	144A 7.75% 5/15/21		125,000	125,313
	PIK 9.625% 11/15/16		3,000	3,221
	#Radnet Management 144A 10.375% 4/1/18		52,000	48,880
	#Roche Holdings 144A 6.00% 3/1/19		210,000	244,598
	RSC Equipment Rental 10.25% 11/15/19		91,000	101,920
	Select Medical 7.625% 2/1/15		110,000	110,550
				1,134,568
	Technology – 0.37%
	GXS Worldwide 9.75% 6/15/15		181,000	179,643
	National Semiconductor 6.60% 6/15/17		270,000	298,678
	#Seagate Technology International 144A 10.00% 5/1/14		150,000	176,625
	SunGard Data Systems 10.25% 8/15/15		47,000	49,526
	Symantec 4.20% 9/15/20		320,000	294,138
	Terremark Worldwide 12.00% 6/15/17		67,000	77,050
	#Unisys 144A 12.75% 10/15/14		77,000	91,438
				1,167,098
	Telecommunications – 2.42%
	=@Allegiance Telecom 11.75% 2/15/11		15,000	0
	America Movil 5.00% 3/30/20		520,000	543,113
	American Tower 5.05% 9/1/20		205,000	201,985
	AT&T
	6.50% 9/1/37		75,000	81,149
#	144A 5.35% 9/1/40		200,000	188,769
	Cincinnati Bell 7.00% 2/15/15		41,000	40,898
	Citizens Communications 6.25% 1/15/13		4,000	4,240
	#Clearwire Communications 144A 12.00% 12/1/15		357,000	386,843
	#Cricket Communications 144A 7.75% 10/15/20		110,000	105,050

	#Crown Castle Towers 144A 4.883% 8/15/20		770,000	741,441
	#Digicel 144A 12.00% 4/1/14		155,000	180,963
	Global Crossing 12.00% 9/15/15		134,000	151,755
	Hughes Network Systems 9.50% 4/15/14		108,000	111,915
	Intelsat Jackson Holdings
	11.25% 6/15/16		7,000	7,578
#	144A 7.25% 10/15/20		130,000	131,950
	Level 3 Financing
	9.25% 11/1/14		14,000	13,965
	10.00% 2/1/18		112,000	108,080
	MetroPCS Wireless 6.625% 11/15/20		55,000	52,525
	NII Capital 10.00% 8/15/16		134,000	149,075
	PAETEC Holding
	8.875% 6/30/17		67,000	71,858
	9.50% 7/15/15		101,000	105,040
	Qwest 8.375% 5/1/16		612,000	728,279
	Rogers Communications 6.68% 11/4/39	CAD	90,000	96,482
	Sprint Capital 8.75% 3/15/32	USD	167,000	169,505
	#Telcordia Technologies 144A 11.00% 5/1/18		50,000	50,500
	Telecom Italia Capital
	5.25% 10/1/15		600,000	614,955
	6.175% 6/18/14		130,000	138,358
	Telefonica Emisiones 6.421% 6/20/16		410,000	448,646
	Telesat Canada
	11.00% 11/1/15		169,000	190,548
	12.50% 11/1/17		44,000	52,030
	Verizon Communications 6.40% 2/15/38		945,000	1,048,874
	Virgin Media Secured Finance 6.50% 1/15/18		400,000	423,000
	#Wind Acquisition Finance 144A 11.75% 7/15/17		150,000	169,875
	Windstream 8.125% 8/1/13		48,000	53,040
				7,562,284
	Transportation – 0.43%
	Burlington Northern Santa Fe
	3.60% 9/1/20		45,000	43,168
	4.70% 10/1/19		360,000	376,918
	5.65% 5/1/17		30,000	33,480
	5.75% 3/15/18		15,000	16,926
	Canadian Pacific Railway 4.45% 3/15/23		235,000	227,923
	#ERAC USA Finance 144A 5.25% 10/1/20		470,000	478,828
	Kansas City Southern Railway 13.00% 12/15/13		42,000	50,190
	#United Air Lines 144A 12.00% 11/1/13		115,000	127,363
				1,354,796
	Utilities – 2.07%
	AES
	7.75% 3/1/14		1,000	1,073
	8.00% 6/1/20		75,000	79,875
	Ameren Illinois 9.75% 11/15/18		480,000	616,604
	#American Transmission Systems 144A 5.25% 1/15/22		335,000	344,088
	#Calpine 144A 7.875% 7/31/20		85,000	86,488
	Centerpoint Energy 5.95% 2/1/17		180,000	193,647
	CMS Energy
	6.55% 7/17/17		115,000	122,837
	8.75% 6/15/19		205,000	242,148
	Commonwealth Edison
	4.00% 8/1/20		400,000	394,420
	5.80% 3/15/18		125,000	140,366
	Consumers Energy 6.70% 9/15/19		20,000	23,886
	Dominion Resources
	5.60% 11/15/16		60,000	67,617
	6.00% 11/30/17		110,000	124,725
	Duke Energy Ohio 5.45% 4/1/19		70,000	78,163
	Dynegy Holdings 7.75% 6/1/19		86,000	57,835
	Exelon Generation
	4.00% 10/1/20		430,000	403,207
	5.75% 10/1/41		130,000	124,293
	Florida Power 5.65% 6/15/18		75,000	84,814
	Florida Power & Light 5.25% 2/1/41		150,000	152,367
	#GenOn Escrow 144A 9.875% 10/15/20		60,000	59,850
	Jersey Central Power & Light
	5.625% 5/1/16		65,000	71,631

	7.35% 2/1/19	25,000	29,632
	#LG&E & KU Energy 144A 3.75% 11/15/20	260,000	248,030
	Mirant North America 7.375% 12/31/13	79,000	80,488
	NRG Energy 7.375% 2/1/16	87,000	89,393
	Oncor Electric Delivery
	7.00% 9/1/22	100,000	117,710
#	144A 5.00% 9/30/17	165,000	174,499
#	144A 5.25% 9/30/40	45,000	43,384
	Pacific Gas & Electric 5.625% 11/30/17	40,000	45,098
	PacifiCorp 5.50% 1/15/19	155,000	175,050
	Pennsylvania Electric 5.20% 4/1/20	255,000	263,906
	PPL Electric Utilities 7.125% 11/30/13	100,000	115,238
	Public Service Oklahoma 5.15% 12/1/19	380,000	398,569
	•Puget Sound Energy 6.974% 6/1/67	114,000	112,626
	#SEMCO Energy 144A 5.15% 4/21/20	315,000	324,882
	Sempra Energy 6.15% 6/15/18	135,000	154,665
	Southern California Edison 5.50% 8/15/18	285,000	322,217
	#Tampa Electric 144A 5.40% 5/15/21	275,000	295,820
			6,461,141
	Total Corporate Bonds (cost $62,894,821)		65,054,012
	Municipal Bonds – 0.12%
	Oregon State Taxable Pension 5.892% 6/1/27	200,000	215,884
	•§Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.00% 8/1/39-11	155,000	159,151
	Total Municipal Bonds (cost $355,000)		375,035
	Non-Agency Asset-Backed Securities – 1.03%
	Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14	85,000	85,463
	•American Express Credit Account Master Trust Series 2010-1B 0.86% 11/16/15	100,000	99,885
	•Bank of America Credit Card Trust Series 2008-A5 A5 1.46% 12/16/13	675,000	678,597
	Capital One Multi-Asset Execution Trust
	•Series 2006-A7 A7 0.29% 3/17/14	100,000	99,917
	Series 2007-A7 A7 5.75% 7/15/20	320,000	363,628
	#CIT Equipment Collateral 144A
	Series 2009-VT1 A3 144A 3.07% 8/15/16	112,324	113,477
	Series 2010-VT1A A3 2.41% 5/15/13	100,000	100,836
	Citibank Credit Card Issuance Trust
	•Series 2004-C1 C1 0.91% 7/15/13	100,000	99,483
	Series 2007-A3 A3 6.15% 6/15/39	80,000	96,944
	•Series 2009-A1 A1 2.01% 3/17/14	125,000	127,231
	CNH Equipment Trust
	•Series 2007-A A4 0.30% 9/17/12	6,181	6,181
	Series 2008-B A3A 4.78% 7/16/12	2,792	2,797
	Series 2009-C A3 1.85% 12/16/13	70,000	70,575
	Series 2010-A A4 2.49% 1/15/16	240,000	245,387
	Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20	105,000	119,127
	Ford Credit Auto Owner Trust Series 2010-B B 2.54% 2/15/16	100,000	100,501
	•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.81% 9/15/14	100,000	101,465
	•#Golden Credit Card Trust Series 2008-3 A 144A 1.26% 7/15/17	175,000	175,711
	Harley-Davidson Motorcycle Trust
	#Series 2006-1 A2 144A 5.04% 10/15/12	12,178	12,200
	Series 2009-4 A3 1.87% 2/15/14	100,000	100,830
	Mid-State Trust Series 11 A1 4.864% 7/15/38	83,853	83,908
	•Residential Asset Securities Series 2006-KS3 AI3 0.43% 4/25/36	311,658	291,861
	World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	28,973	29,199
	Total Non-Agency Asset-Backed Securities (cost $3,188,911)		3,205,203
	Non-Agency Collateralized Mortgage Obligations – 0.37%
	•American Home Mortgage Investment Trust Series 2005-2 5A1 5.06% 9/25/35	42,626	39,847
	Bank of America Alternative Loan Trust
	Series 2004-10 1CB1 6.00% 11/25/34	26,206	26,624
	Series 2005-3 2A1 5.50% 4/25/20	127,491	120,315
	Series 2005-5 2CB1 6.00% 6/25/35	147,607	112,360
	@Series 2005-6 7A1 5.50% 7/25/20	14,090	13,729
	@•Bank of America Funding Securities Series 2006-H 1A2 2.874% 9/20/46	6,920	677
	•Bank of America Mortgage Securities Series 2003-D 1A2 2.84% 5/25/33	762	554
	•ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36	110,000	81,748
	‹Countrywide Home Loan Mortgage Pass Through Trust Series 2006-1 A2 6.00% 3/25/36	95,177	82,455
	@Countrywide Home Loan Mortgage Pass Through Trust Series 2006-17 A5 6.00% 12/25/36	10,836	10,273
	•First Horizon Asset Securities Series 2007-AR2 1A1 5.74% 8/25/37	75,721	57,562
	#GSMPS Mortgage Loan Trust 144A

•Series 1998-3 A 7.75% 9/19/27		42,920	43,184
•Series 1999-3 A 8.00% 8/19/29		68,019	65,434
Series 2005-RP1 1A3 8.00% 1/25/35		90,262	90,749
Series 2005-RP1 1A4 8.50% 1/25/35		41,154	40,006
•MASTR ARM Trust Series 2005-6 7A1 5.374% 6/25/35		114,533	98,201
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34		130,743	131,800
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		56,915	56,272
•Structured ARM Loan Trust Series 2006-5 5A4 5.435% 6/25/36		75,638	10,832
•Structured Asset Securities Series 2002-22H 1A 6.942% 11/25/32		36,775	36,810
•Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR16 2A1 2.79% 10/25/35		7,002	6,618
Series 2006-AR5 2A1 5.471% 4/25/36		43,194	35,889
Total Non-Agency Collateralized Mortgage Obligations (cost $1,303,481)			1,161,939
Regional Bonds – 0.75%”
Australia – 0.43%
New South Wales Treasury
6.00% 5/1/20	AUD	1,166,000	1,183,514
Inflation Linked Bond 2.75% 11/20/25	AUD	157,000	162,582
			1,346,096
Canada – 0.32%
British Columbia Province 2.85% 6/15/15	USD	155,000	159,734
Nova Scotia Province 2.375% 7/21/15		500,000	501,048
Ontario Province 4.40% 4/14/20		160,000	167,590
Quebec province 4.60% 5/26/15		160,000	175,805
			1,004,177
Total Regional Bonds (cost $2,169,470)			2,350,273
«Senior Secured Loans – 2.45%
Advantage Sales & Marketing 5.25% 11/29/17		125,000	125,548
Affinion Group Tranche B 5.00% 10/7/16		144,636	144,545
Allied Security Holdings 7.75% 2/23/15		144,833	146,237
ATI Holdings 7.00% 3/12/16		49,625	49,625
AutoTrader.com Tranche B 4.75% 11/16/16		190,000	191,405
BNY ConvergEx Group
5.25% 11/29/16		125,000	125,886
8.75% 11/29/17		125,000	128,281
Bresnan Broadband Holdings 4.50% 12/6/17		225,000	226,509
BWAY Holding Tranche B 5.50% 6/16/17		181,943	183,337
Cengage Learning 7.50% 7/7/14		326,650	329,371
Citadel Broadcasting Tranche B 4.25% 11/29/16		320,000	321,901
Clear Channel Communications Tranche B 3.65% 1/29/16		220,000	191,840
CommScope 9.25% 10/26/11		110,000	110,000
Community Health Systems 3.50% 1/25/17		109,725	109,501
Darling International Tranch B 5.00% 11/9/16		135,000	136,350
DaVita Tranche B 4.50% 10/20/16		320,000	323,426
Del Monte Foods 8.75% 11/28/11		105,000	105,000
Delta Air Lines 8.75% 9/16/13		292,043	295,146
Energy Future Holdings Tranche B2 6.579% 10/10/14		220,491	171,007
Ford Motor Tanche B 5.80% 12/15/13		274,257	274,187
Graham Packaging Tranche C 6.75% 4/5/14		143,552	145,511
Grifols Tranche B 6.00% 6/4/16		285,000	288,645
Harrahs Operating Tranche B1 3.00% 1/28/15		145,000	131,289
HCA Tranche B2 3.25% 3/31/17		270,000	270,366
ICL Industrial Containers Tranche C 5.50% 6/16/17		17,100	17,231
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		305,000	308,652
JohnsonDiversey Tranche B 5.50% 11/24/15		98,660	99,431
Knology Tranche B 5.50% 10/15/16		175,000	176,247
MedAssets Tranche B 5.25% 11/15/16		140,000	140,963
Multiplan Trance B 6.50% 8/26/17		245,000	247,705
New Development Holdings 7.00% 7/1/17		312,521	318,325
Novelis Tranche B 5.25% 11/29/16		195,000	197,803
Nuveen Investments
2nd Lien 12.50% 7/9/15		205,000	222,510
Tranche B 6.70% 11/13/14		195,000	186,753
PQ 6.79% 7/30/15		185,000	178,583
Remy International Tranche B 6.25% 12/16/16		125,000	125,938
Rental Services 2nd Lien 6.291% 10/7/13		335,000	328,927
Rockwood Specialties Tranche H 6.00% 5/15/14		134,011	135,166
Smurfit-Stone Container Enterprise 6.75% 6/30/16		99,500	101,330
SunGard Data Systems Term Loan B 3.625% 2/28/16		99,241	98,806

Syniverse Holdings 5.00% 10/28/17		65,000	65,833
Univision Communications 4.25% 3/29/17		199,852	190,453
Total Senior Secured Loans (cost $7,518,668)			7,665,569
Sovereign Bonds – 3.57%”
Australia – 0.60%
Australian Government
4.50% 4/15/20	AUD	1,183,000	1,120,610
6.00% 2/15/17	AUD	560,000	589,354
Inflation Linked Bond 3.00% 9/20/25	AUD	157,000	171,374
			1,881,338
Brazil – 0.28%
Federal Republic of Brazil
7.125% 1/20/37	USD	200,000	239,500
8.875% 10/14/19		200,000	265,000
10.25% 1/10/28	BRL	523,000	328,855
11.00% 8/17/40	USD	30,000	40,485
			873,840
Canada – 0.06%
Canadian Government Bond 3.75% 6/1/19	CAD	183,000	193,423
			193,423
Chile – 0.05%
Chile Government International 5.50% 8/5/20	CLP	68,000,000	148,581
			148,581
Colombia – 0.13%
Republic of Colombia
7.75% 4/14/21	COP	478,000,000	296,883
10.375% 1/28/33	USD	80,000	120,400
			417,283
France – 0.05%
France Government Bond O.A.T. 3.75% 4/25/17	EUR	104,000	147,635
			147,635
Germany – 0.09%
Deutschland Republic 2.25% 9/4/20	EUR	228,000	288,243
			288,243
Indonesia – 0.19%
Indonesia Treasury Bonds
10.50% 8/15/30	IDR	1,320,000,000	162,657
11.00% 11/15/20	IDR	3,132,000,000	423,869
			586,526
Italy – 0.04%
Italy Buoni Poliennali Del Tesoro 4.25% 3/1/20	EUR	95,000	123,264
			123,264
Mexico – 0.14%
Mexican Bonos
7.75% 12/14/17	MXN	3,125,000	269,772
8.50% 12/13/18	MXN	715,000	64,100
Mexico Government International Bond 5.95% 3/19/19	USD	84,000	94,080
			427,952
Norway – 1.10%
Eksportfinans
3.00% 11/17/14	USD	200,000	206,573
5.50% 5/25/16		475,000	535,278
Norwegian Government
4.25% 5/19/17	NOK	3,050,000	551,117
4.50% 5/22/19	NOK	7,827,000	1,436,176
5.00% 5/15/15	NOK	3,854,000	716,806
			3,445,950
Panama – 0.09%
Republic of Panama
6.70% 1/26/36	USD	60,000	67,200
7.125% 1/29/26		100,000	120,750
7.25% 3/15/15		90,000	104,400
			292,350
Peru – 0.09%
Republic of Peru 7.125% 3/30/19		245,000	294,000
			294,000
Philippines – 0.22%
Republic of Philippines
4.95% 1/15/21	PHP	15,000,000	363,269

	6.375% 10/23/34	USD	100,000	106,500
	6.50% 1/20/20		100,000	116,000
	9.375% 1/18/17		84,000	110,460
				696,229
	Poland – 0.11%
	Republic of Poland
	5.00% 10/24/13	PLN	140,000	47,364
	5.50% 10/25/19	PLN	177,000	58,093
	6.375% 7/15/19	USD	200,000	225,042
				330,499
	Republic of Korea – 0.06%
	@Korea Treasury Inflation Linked Bond 2.75% 6/10/20	KRW	171,781,090	171,134
				171,134
	Sweden – 0.10%
	Svensk Exportkredit 1.75% 10/20/15	USD	200,000	193,122
	Sweden Government 5.00% 12/1/20	SEK	650,000	110,698
				303,820
	Turkey – 0.08%
	Turkey Government Bond 4.00% 4/29/15	TRY	364,653	262,037
				262,037
	United Kingdom – 0.05%
	United Kingdom Gilt 4.50% 3/7/19	GBP	91,000	155,150
				155,150
	Uruguay – 0.04%
	Uruguay Government International Bond 8.00% 11/18/22	USD	102,000	126,735
				126,735
	Total Sovereign Bonds (cost $10,940,578)			11,165,989
	Supranational Banks – 0.23%
	European Bank for Reconstruction & Development 6.75% 5/12/17	RUB	3,000,000	95,724
	European Investment Bank 9.00% 12/21/18	ZAR	2,300,000	363,201
	International Bank for Reconstruction & Development
	3.375% 4/30/15	NOK	790,000	136,194
	3.625% 6/22/20	NOK	790,000	132,527
	Total Supranational Banks (cost $647,669)			727,646
	U.S. Treasury Obligations – 1.84%
	‡U.S. Treasury Bond 3.875% 8/15/40	USD	705,000	649,481
	U.S. Treasury Notes
	1.375% 11/30/15		1,330,000	1,292,697
	2.125% 12/31/15		1,435,000	1,442,848
	2.25% 11/30/17		130,000	126,435
‡	2.625% 11/15/20l		2,385,000	2,250,100
	Total U.S. Treasury Obligations (cost $5,871,087)			5,761,561
			Number of
			Shares
	Preferred Stock – 0.13%
	Fresenius		1,230	105,031
	•PNC Financial Services 8.25%		115,000	123,773
	†Volkswagen		1,130	184,025
	Total Preferred Stock (cost $405,275)			412,829
			Principal
			Amount{
	‚Short-Term Investments – 6.82%
	Discounted Commercial Paper – 0.16%
	Archer Daniels Midland 0.26% 1/18/11	USD	250,000	249,969
	Cargill 0.25% 1/21/11		250,000	249,970
				499,939
	Discount Notes – 5.22%
	Federal Home Loan Bank
	0.001% 1/3/11		3,857,426	3,857,426
	0.001% 1/5/11		2,026,040	2,026,036
	0.001% 1/11/11		151,661	151,660
	0.03% 1/26/11		3,857,426	3,857,326
	0.098% 1/7/11		6,441,269	6,441,242
				16,333,690
	U.S. Treasury Obligation – 1.44%
	U.S. Treasury Bill 0.025% 1/13/11		4,500,331	4,500,304
				4,500,304
	Total Short-Term Investments (cost $21,333,846)			21,333,933

Total Value of Securities – 103.88%
(cost $284,908,791)	324,839,450
Liabilities Net of Receivables and Other Assets (See Notes) – (3.88%)	(12,123,100)
Net Assets Applicable to 28,767,354 Shares Outstanding – 100.00%	$312,716,350
{Principal amount is stated in the currency in which each security is denominated.
AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
IDR – Indonesian Rupiah
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
PHP – Philippine Peso
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

†Non income producing security.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At December 31, 2010, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
@Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $1,573,003, which represented 0.50% of the Fund's net assets. See Note 5 in "Notes."
•Variable rate security. The rate shown is the rate as of December 31, 2010. Interest rates reset periodically.
‹Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $17,276,355, which represented 5.52% of the Fund’s net assets. See Note 5 in “Notes.”
¦Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2010.
ÀRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At December 31, 2010, the aggregate amount of the restricted securities was $82,650, which represented 0.03% of the Fund’s net assets. See Note 5 in "Notes."
‡Non-income producing security. Security is currently in default.
§Pre-Refunded bond. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
”Securities have been classified by country of origin.”Securities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2010.
‡Fully or partially pledged as collateral for futures contracts.
‚The rate shown is the effective yield at time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swaps
CITI – Citigroup Global Markets
CVA – Dutch Certificate
GDR – Global Depositary Receipts
GSC – Goldman Sachs

GSMPS – Goldman Sachs Reperforming Mortgage Securities
GNMA – Government National Mortgage Association
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Bank
MNB – Mellon National Bank
MSC – Morgan Stanley & Co.
NVDR – Non Voting Depositary Receipts
O.A.T – Obligations Assimilables du Trésor
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – year

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2010:

Foreign Currency Exchange Contracts

	Contracts to Receive				Settlement	Unrealized Appreciation
Counterparty		(Deliver)	In Exchange For		Date	(Depreciation)
BAML	CAD	(556,429)	USD	544,059	1/7/11	(13,801)
BAML	CLP	28,196,100	USD	(57,814)	1/7/11	2,461
BAML	EUR	(219,847)	USD	287,836	1/7/11	(6,085)
BAML	MXN	968,856	USD	(77,076)	1/7/11	1,399
BAML	NOK	(6,548,818)	USD	1,053,797	1/7/11	(69,778)
BCLY	CAD	(191,076)	USD	186,932	1/7/11	(4,636)
BCLY	EUR	(196,711)	USD	256,000	1/7/11	(6,990)
BCLY	GBP	(238,995)	USD	371,924	1/7/11	(900)
CITI	JPY	13,717,452	USD	(162,882)	1/7/11	6,034
CITI	PLN	108,450	USD	(34,785)	1/7/11	1,775
GSC	CAD	733,247	USD	(717,603)	1/7/11	17,530
GSC	NOK	324,201	USD	(52,226)	1/7/11	3,397
HSBC	EUR	37,476	USD	(49,157)	1/7/11	945
HSBC	NOK	(4,573,770)	USD	736,458	1/7/11	(48,260)
HSBC	TRY	116,459	USD	(76,998)	1/7/11	(1,531)
JPMC	BRL	455,580	USD	(260,928)	1/7/11	13,159
JPMC	CLP	126,038,000	USD	(258,275)	1/7/11	11,158
JPMC	EUR	(364,508)	USD	477,141	1/7/11	(10,182)
JPMC	MYR	2,017,489	USD	(635,430)	1/7/11	18,514
JPMC	NZD	232,478	USD	(172,383)	1/7/11	8,613
JPMC	TRY	150,590	USD	(99,301)	1/7/11	(1,717)
MNB	AUD	(23,766)	USD	24,158	1/3/11	(120)
MNB	EUR	322,496	USD	(429,360)	1/3/11	1,800
MNB	EUR	37,348	USD	(50,575)	1/4/11	(643)
MNB	EUR	(36,231)	USD	48,495	1/5/11	57
MNB	GBP	116,997	USD	(180,936)	1/7/11	1,580
MNB	HKD	(710,616)	USD	91,318	1/3/11	(112)
MNB	HKD	(222,459)	USD	28,598	1/4/11	(25)
MNB	JPY	(24,908,533)	USD	302,692	1/4/11	(4,020)
MSC	AUD	4,578	USD	(4,538)	1/7/11	135
MSC	CAD	(247,410)	USD	241,379	1/7/11	(6,667)
MSC	EUR	(359,293)	USD	469,364	1/7/11	(10,987)
MSC	KRW	6,878,000	USD	(5,925)	1/7/11	207
MSC	MXN	842,435	USD	(66,869)	1/7/11	1,366

MSC	MYR	(981,508) USD		378,362	1/7/11	(9,782)
MSC	NOK	4,890,656	USD	(785,399)	1/7/11	53,687
MSC	TRY	135,846	USD	(89,537)	1/7/11	(1,507)
						$(53,926)
Futures Contracts
							Unrealized
	Contracts	Notional			Notional		Appreciation
	to Buy (Sell)	Cost (Proceeds)			Value	Expiration Date	(Depreciation)
1	Euro Bond	$167,315			$167,533	3/8/11	$218
1	U.S. Long Gilt	187,027			186,410	3/29/11	(617)
(14) U.S. Long Bond		(1,764,813)			(1,709,750)	3/22/11	55,063
(7) U.S. Treasury 5 yr Notes		(836,206)			(824,031)	3/31/11	12,175
(48) U.S. Treasury 10 yr Notes		(5,833,070)			(5,781,000)	3/22/11	52,070
		$(8,079,747)					$118,909

Swap Contracts
CDS Contracts
					Unrealized
	Swap &	Notional	Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	Kingdom of Spain 5 yr CDS	$380,000	1.00%	12/20/15	$625
	ITRAXX Europe Subordinate Financials
BCLY	5 yr CDS	1,200,000	1.00%	12/20/15	110,786
BCLY	Kingdom of Spain 5 yr CDS	375,000	1.00%	3/20/15	29,395
	ITRAXX Europe Subordinate Financials
JPMC	14.1 5 yr CDS	1,235,000	1.00%	12/20/15	109,522
JPMC	Portuguese Republic 5 yr CDS	330,000	1.00%	6/20/15	44,497
		$3,520,000			$294,825
	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS / A	$95,000	5.00%	9/20/14	$6,335
Total					$301,160

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 2007 - September 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, the changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset- backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such divides, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$286,675,600
Aggregate unrealized appreciation	$41,067,428
Aggregate unrealized depreciation	(2,903,578)
Net unrealized appreciation	$38,163,850

For federal income tax purposes, at September 30, 2010, capital loss carryforwards of $23,613,156 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $15,238,804 expires in 2015, $7,346,198 expires in 2016, $368,871 expires in 2017 and $659,283 expires in 2018.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$27,787,258	$175,711	$27,962,969
Common Stock	178,781,795	221,945	-	179,003,740
Corporate Debt	-	75,457,185	215,000	75,672,185
Foreign Debt	-	14,243,908	-	14,243,908
Investment Companies	73,290	-	-	73,290
Preferred Stock	289,056	123,773	-	412,829
Municipal Bonds	-	375,035	-	375,035
Short-Term Investments	-	21,333,933	-	21,333,933
U.S. Treasury Obligations	-	5,761,561	-	5,761,561
Total	$179,144,141	$145,304,598	$390,711	$324,839,450
Foreign Currency Exchange Contracts	$-	$(53,926)	$-	$(53,926)
Futures Contracts	$118,909	$-	$-	$118,909
Swap Contracts	$-	$301,160	$-	$301,160

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-
	Backed and
	Mortgage-
	Backed	Corporate	Foreign
	Securities	Debt	Debt		Total
Balance as of 9/30/10	$633,153	$182,306	$311,474		$1,126,933
Purchases	-	215,000		-	215,000
Sales	(150,352)	(190,970)		-	(341,322)
Net realized gain	352	12,639		-	12,991
Transfers out of Level 3	(305,233)	-	(288,716)		(593,949)
Net change in unrealized
appreciation/depreciation	(2,209)	(3,975)	(22,758)		(28,942)
Balance as of 12/31/10	$175,711	$215,000		$-	$390,711
Net change in unrealized
appreciation/depreciation
from investments
still held as of 12/31/10	$(273)	$-		$-	$(273)

Utilizing international fair value pricing for a security could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

During the period ended December 31, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $593,949. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended December 31, 2010, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at December 31, 2010.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No index swap contracts were outstanding at December 31, 2010.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2010, the net unrealized appreciation of credit default swaps was $301,160. If a credit event had occurred for all swap transactions where collateral posting was required as of December 31, 2010, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have received $3,425,000 less the value of the contracts' related reference obligations.

As disclosed in the footnotes to the schedule of investments of net assets, at December 31, 2010, the notional value of the protection sold was $95,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2010, the net unrealized appreciation of the protection sold was $6,335.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of December 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
Schedule of
	Investments		Schedule of
	Location	Fair Value	Investments Location	Fair Value
	Liabilities net of		Liabilities net of
Foreign exchange contracts (Forward	receivables and		receivables and other
currency exchange contracts)	other assets	$94,733	assets	$(148,659)

	Liabilities net of		Liabilities net of
	receivables and		receivables and other
Interest rate contracts (Futures contracts)	other assets	118,909	assets	-
	Liabilities net of		Liabilities net of
	receivables and		receivables and other
Credit contracts (Swaps Contracts)	other assets	301,160	assets	-
Total		$514,802		$(148,659)

The effect of derivative instruments on the statement of operations for the period ended December 31, 2010 was as follows:

			Change in Unrealized
		Realized Gain or	Appreciation or
		Loss on Derivatives	Depreciation on
	Location of Gain or Loss on	Recognized in	Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
	Net realized loss on forward currency
	exchange contracts and net change
	in unrealized
Foreign exchange contracts (Forward currency	appreciation/depreciation of
exchange contracts)	investments and foreign currencies	$(594,515)	$265,048
	Net realized gain on futures contracts
	and net change in unrealized
	appreciation/depreciation of
Interest rate contracts (Futures contracts)	investments and foreign currencies	180,294	113,197
	Net realized loss on swap contracts
	and net change in unrealized
	appreciation/depreciation
Credit contracts (Swaps contracts)	of investments and foreign currencies	(87,014)	265,184
Total		$(501,235)	$643,429

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of December 31, 2010.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)
Delaware Foundation® Conservative Allocation Fund
December 31, 2010
	Number of	Value
	Shares	(U.S. $)
Common Stock – 38.13%
U.S. Markets – 20.01%
Consumer Discretionary – 2.23%
†AFC Enterprises	1,260	$17,514
†Apollo Group Class A	5,000	197,450
†Bally Technologies	460	19,407
Big 5 Sporting Goods	905	13,819
†Buffalo Wild Wings	425	18,636
†Carmike Cinemas	840	6,485
CBS Class B	1,330	25,337
†CEC Entertainment	410	15,920
†Citi Trends	415	10,188
Comcast Class A	8,100	177,957
Cooper Tire & Rubber	735	17,331
†DSW Class A	415	16,227
†Ford Motor	3,900	65,481
†G-III Apparel Group	715	25,132
Guess	1,000	47,320
†Iconix Brand Group	1,005	19,407
†Jack in the Box	490	10,354
Jarden	1,240	38,279
†Jo-Ann Stores	230	13,851
Jones Group	910	14,141
†Jos. A Bank Clothiers	353	14,213
†Kohl's	900	48,906
Lincoln Educational Services	640	9,926
Lowe's	14,200	356,135
Macy's	1,960	49,588
McDonald's	1,210	92,880
Meredith	1,070	37,076
National CineMedia	755	15,032
NIKE Class B	2,600	222,092
Nordstrom	1,550	65,689
†Perry Ellis International	675	18,542
Phillips-Van Heusen	610	38,436
†Prestige Brands Holdings	1,565	18,702
†Shuffle Master	1,625	18,606
Staples	9,000	204,930
Starbucks	1,040	33,415
†Steven Madden	460	19,191
Tanger Factory Outlet Centers	420	21,500
Target	1,100	66,143
†Tenneco	525	21,609
Time Warner Cable	1,050	69,332
†Ulta Salon Cosmetics & Fragrance	400	13,600
Viacom Class B	1,900	75,259
Wal-Mart Stores	560	30,201
†WMS Industries	760	34,382
		2,365,621
Consumer Staples – 1.91%
Archer-Daniels-Midland	8,350	251,168
Avon Products	3,100	90,086
Bunge	1,875	122,850
Casey's General Stores	475	20,192
Coca-Cola	350	23,020
Colgate-Palmolive	950	76,352
CVS Caremark	7,720	268,424
†Fresh Market	320	13,184
J&J Snack Foods	365	17,608
Kimberly-Clark	3,350	211,184

Kraft Foods	5,473	172,454
PepsiCo	1,440	94,075
Procter & Gamble	4,650	299,136
Safeway	7,900	177,671
†Susser Holdings	1,460	20,221
Walgreen	4,400	171,424
		2,029,049
Energy – 1.99%
Berry Petroleum Class A	605	26,439
†Bristow Group	420	19,887
†Carrizo Oil & Gas	675	23,281
Chevron	3,220	293,824
ConocoPhillips	3,710	252,651
EOG Resources	3,070	280,628
EQT	520	23,317
Exxon Mobil	3,220	235,446
†Key Energy Services	1,495	19,405
Lufkin Industries	370	23,084
Marathon Oil	5,660	209,590
National Oilwell Varco	3,310	222,598
†Newfield Exploration	420	30,286
Occidental Petroleum	1,110	108,891
†Pioneer Drilling	1,965	17,312
†Rosetta Resources	755	28,418
Schlumberger	1,239	103,457
†Swift Energy	505	19,771
Williams	7,000	173,040
		2,111,325
Financials – 2.40%
AFLAC	920	51,916
Allstate	5,500	175,340
American Equity Investment Life Holding	1,455	18,260
American Express	820	35,194
AmTrust Financial Services	795	13,913
Apollo Investment	1,630	18,044
Bank of America	7,510	100,183
Bank of New York Mellon	14,660	442,733
BioMed Realty Trust	1,010	18,837
Boston Private Financial Holdings	2,290	15,000
Capital One Financial	950	40,432
City Holding	425	15,398
CME Group	675	217,181
Delphi Financial Group	640	18,458
Dime Community Bancshares	910	13,277
DuPont Fabros Technology	715	15,208
EastGroup Properties	420	17,774
Entertainment Properties Trust	425	19,656
Flushing Financial	1,005	14,070
GFI Group	2,415	11,326
Harleysville Group	425	15,615
Home Properties	370	20,531
Host Hotels & Resorts	2,458	43,924
Independent Bank	445	12,037
†IntercontinentalExchange	2,140	254,982
JPMorgan Chase	2,810	119,200
Marsh & McLennan	6,600	180,444
Park National	230	16,714
†Piper Jaffray	430	15,054
†ProAssurance	295	17,877
Prosperity Bancshares	510	20,033
Provident Financial Services	1,125	17,021
Prudential Financial	1,200	70,452
Sabra Healthcare REIT	665	12,236
Sovran Self Storage	470	17,301
†Texas Capital Bancshares	700	14,889
Torchmark	1,060	63,324
Travelers	3,820	212,812
Trustmark	715	17,761
Webster Financial	545	10,737
Wells Fargo	3,760	116,522

		2,541,666
Healthcare – 2.65%
Abbott Laboratories	1,110	53,180
†Acorda Therapeutics	420	11,449
†Air Methods	310	17,444
†Align Technology	965	18,856
†Alkermes	1,160	14,245
Allergan	4,050	278,113
†Amgen	1,100	60,390
†AMN HealthCare Services	2,305	14,153
Baxter International	3,300	167,046
Cardinal Health	4,600	176,226
†Catalyst Health Solutions	460	21,385
†Celera	1,555	9,797
†Celgene	820	48,495
†Conmed	765	20,219
†CryoLife	1,465	7,940
†Express Scripts	1,290	69,725
†Gen-Probe	660	38,511
†Gilead Sciences	1,400	50,736
†Inspire Pharmaceuticals	1,260	10,584
Johnson & Johnson	3,090	191,117
†Martek Biosciences	510	15,963
†Medco Health Solutions	5,350	327,794
Merck	7,530	271,380
†Merit Medical Systems	1,085	17,176
†ONYX Pharmaceuticals	555	20,463
Perrigo	2,000	126,660
Pfizer	17,607	308,298
†PharMerica	500	5,725
Quest Diagnostics	3,300	178,101
†Quidel	1,050	15,173
†Regeneron Pharmaceuticals	475	15,594
†SonoSite	560	17,696
†Sun Healthcare Group	575	7,280
Synthes	180	24,333
†Thermo Fisher Scientific	840	46,502
UnitedHealth Group	2,640	95,330
†Vertex Pharmaceuticals	570	19,967
West Pharmaceutical Services	415	17,098
		2,810,144
Industrials – 1.79%
AAON	550	15,516
Acuity Brands	360	20,761
†Alaska Air Group	1,175	66,611
Applied Industrial Technologies	625	20,300
Barnes Group	760	15,709
Caterpillar	640	59,942
†Chart Industries	690	23,308
†Columbus McKinnon	865	17,577
†CRA International	365	8,581
Cummins	350	38,504
Deere	580	48,169
Ducommun	535	11,652
ESCO Technologies	415	15,704
†Esterline Technologies	345	23,664
Expeditors International Washington	3,800	207,479
Fluor	770	51,020
General Electric	7,380	134,980
†Gibraltar Industries	1,085	14,723
Granite Construction	365	10,012
Honeywell International	1,400	74,424
†Hub Group Class A	700	24,598
†Kadant	645	15,203
†Kforce	1,155	18,688
Koppers Holdings	630	22,541
Lincoln Electric Holdings	550	35,899
Lockheed Martin	290	20,274
Manpower	720	45,187
McGrath RentCorp	345	9,046

†Metalico	1,725	10,143
†MYR Group	830	17,430
Norfolk Southern	1,030	64,705
Northrop Grumman	3,010	194,988
Republic Services	950	28,367
Rockwell Collins	510	29,713
Roper Industries	410	31,336
†Tetra Tech	590	14,785
†Titan Machinery	795	15,344
Towers Watson Class A	390	20,303
Tutor Perini	545	11,668
Union Pacific	370	34,284
†United Stationers	350	22,334
United Technologies	1,390	109,421
†URS	830	34,536
US Ecology	765	13,296
Waste Management	4,700	173,289
		1,896,014
Information Technology – 5.08%
†Adobe Systems	6,700	206,226
†Amkor Technology	2,135	15,778
Anixter International	325	19,412
†Apple	1,930	622,540
†Applied Micro Circuits	1,190	12,709
†Atheros Communications	240	8,621
†Cisco Systems	5,470	110,658
†EMC	3,810	87,249
Expedia	1,190	29,857
†FARO Technologies	730	23,973
†Google Class A	700	415,778
Hewlett-Packard	1,930	81,253
iGate	650	12,812
Intel	11,530	242,476
International Business Machines	1,410	206,932
†Intuit	6,500	320,450
†IPG Photonics	595	18,814
†IXYS	1,085	12,608
†j2 Global Communications	700	20,265
†JDA Software Group	625	17,500
†Keyw Holding	825	12,103
†Lawson Software	2,265	20,951
†Liquidity Services	850	11,943
†LogMein	240	10,642
MasterCard Class A	1,150	257,727
†MEMC Electronic Materials	3,800	42,788
Microsoft	6,000	167,520
†Motorola	19,700	178,679
†NetAPP	1,070	58,807
†NETGEAR	425	14,314
NIC	1,645	15,973
†Nuance Communications	1,590	28,906
†ON Semiconductor	3,170	31,320
†priceline.com	800	319,640
†Progress Software	435	18,409
QUALCOMM	8,550	423,139
Quality Systems	220	15,360
†QuinStreet	775	14,888
†Rackspace Hosting	505	15,862
†Radiant Systems	840	16,439
†RightNow Technologies	475	11,243
†Rofin-Sinar Technologies	575	20,378
†SAVVIS	795	20,288
†Semtech	670	15,169
†SolarWinds	825	15,881
†SS&C Technologies Holdings	790	16,203
†Symantec	3,020	50,555
†Synaptics	585	17,187
†Tekelec	1,150	13,697
†TeleTech Holdings	800	16,472
†Teradata	4,100	168,756

†ValueClick	1,175	18,835
VeriSign	5,700	186,219
†ViaSat	350	15,544
Visa Class A	4,300	302,634
†Vocus	720	19,915
Xerox	14,000	161,280
†Yahoo	9,600	159,648
		5,391,225
Materials – 0.51%
Alcoa	2,160	33,242
Celanese Class A	1,640	67,519
Dow Chemical	1,880	64,183
duPont (E.I.) deNemours	3,400	169,592
†KapStone Paper & Packaging	1,025	15,683
†Owens-Illinois	1,460	44,822
Rock-Tenn Class A	355	19,152
†Rockwood Holdings	510	19,951
Schulman (A.)	725	16,595
Silgan Holdings	465	16,652
Temple-Inland	1,490	31,648
United States Steel	800	46,736
		545,775
Telecommunications – 0.98%
Alaska Communications Systems Group	1,150	12,765
†Arris Group	1,175	13,184
AT&T	9,900	290,861
Atlantic Tele-Network	225	8,627
†Crown Castle International	6,600	289,277
†Knology	975	15,239
NTELOS Holdings	755	14,383
Plantronics	480	17,866
†Polycom	3,700	144,226
Qwest Communications International	4,960	37,746
†RigNet	780	10,600
Verizon Communications	5,100	182,478
		1,037,252
Utilities – 0.47%
American Electric Power	1,970	70,881
Cleco	495	15,226
Edison International	4,400	169,840
MDU Resources Group	1,560	31,621
NorthWestern	345	9,946
OGE Energy	750	34,155
Progress Energy	3,423	148,832
UIL Holdings	370	11,085
UNITIL	490	11,143
		502,729
Total U.S. Markets (cost $17,374,160)		21,230,800
§Developed Markets – 12.68%
Consumer Discretionary – 1.95%
Autoliv	1,168	92,202
Bayerische Motoren Werke	1,985	155,807
Christian Dior	150	21,438
Cie Financiere Richemont	710	41,796
Cie Generale des Etablissements Michelin Class B	520	37,333
Compass Group	4,500	40,858
Daimler	440	29,954
Don Quijote	5,800	176,610
Esprit Holdings	31	148
Heenes & Mauritz B Shares	990	33,003
Honda Motor	1,800	71,255
Husqvarna B Shares	3,560	29,749
Lifestyle International Holdings	11,000	27,088
LVMH Moet Hennessy Louis Vuitton	240	39,499
McDonald's Holdings Japan	700	17,548
Panasonic	1,400	19,876
PPR	564	89,731
Publicis Groupe	2,323	121,124
Singapore Press Holdings	7,000	21,711

Sky City Entertainment Group	8,500	21,454
Societe BIC	170	14,619
Sodexo	440	30,336
Sony	1,300	46,852
Stanley Electric	1,400	26,150
Suzuki Motor	1,400	34,476
Swatch Group	250	20,176
Swatch Group Bearer Shares	75	33,458
Takashimaya	2,000	17,140
Techtronic Industries	122,000	159,161
Toyota Motor	5,699	225,953
Vivendi	6,599	178,215
Yamada Denki	420	28,650
Yue Yuen Industrial Holdings	46,000	165,417
		2,068,787
Consumer Staples – 1.65%
Anheuser-Busch InBev	990	56,649
Aryzta	3,835	177,117
Asahi Breweries	1,400	27,116
British American Tobacco	2,320	89,198
Carrefour	500	20,622
Coca-Cola Amatil	14,342	159,173
Coca Cola Hellenic Bottling	640	16,565
Colruyt	530	26,962
Danone	475	29,860
Diageo	1,800	33,360
@Greggs	18,033	131,519
Heineken Holding	570	24,786
Imperial Tobacco Group	1,420	43,707
Kao	1,400	37,717
Kerry Group Class A	710	23,702
Koninklijke Ahold	2,480	32,745
L'Oreal	140	15,550
Metro	2,275	163,940
Nestle	3,430	200,998
Parmalat	59,052	161,847
Reckitt Benckiser Group	885	48,764
SABMiller	950	33,435
Tesco	7,630	50,672
Unilever	920	28,231
Unilever CVA	1,370	42,677
Wesfarmers	590	19,294
Woolworths	1,810	49,887
		1,746,093
Energy – 0.50%
Aker Solutions	1,840	31,343
BG Group	4,220	85,420
†Nabors Industries	1,675	39,296
Neste Oil	1,930	30,835
Noble	880	31,478
Petrofac	1,130	28,012
Santos	2,850	38,300
Technip	360	33,258
Total	3,120	165,391
Woodside Petroleum	1,200	52,193
		535,526
Financials – 1.63%
Alterra Capital Holdings	650	14,066
Aspen Insurance Holdings	690	19,748
Assicurazioni Generali	2,170	41,226
AXA	9,687	161,240
Banco Santander	14,891	157,835
Bank of East Asia	6,000	25,127
City Developments	3,000	29,363
Daito Trust Construction	500	34,230
Danske Bank	1,130	28,983
Hong Kong Exchanges & Clearing	1,400	31,756
HSBC Holdings	17,900	181,959
Lloyds Banking Group	53,110	54,535
Man Group	3,950	18,252

Mitsubishi UFJ Financial Group	31,481	170,168
Natixis	3,540	16,565
Nordea Bank	14,787	160,979
Schroders	1,060	30,857
Sony Financial Holdings	8	32,359
Standard Chartered	8,590	231,232
Sun Hung Kai Properties	3,000	49,830
Tokio Marine Holdings	1,400	41,837
UBS	3,270	53,724
UniCredit	70,482	145,869
		1,731,740
Healthcare – 0.97%
Bayer	600	44,159
†Eurand	900	10,647
Fresenius	280	23,677
Getinge B Shares	1,270	26,631
†ICON ADR	700	15,330
Meda Class A	20,850	158,874
Novartis	3,016	177,383
Novo Nordisk ADR	2,050	230,769
Novo Nordisk Class B	570	64,307
Roche Holding	670	98,245
Sanofi-Aventis	2,373	151,808
Santen Pharmaceutical	700	24,306
		1,026,136
Industrials – 2.51%
ABB	2,940	65,547
Alstom	3,083	147,602
Asahi Glass	13,000	151,905
Assa Abloy Class B	1,140	32,151
Bunzl	2,480	27,818
Central Japan Railway	5	41,864
Cie de Saint-Gobain	3,392	174,595
Deutsche Post	8,983	151,804
East Japan Railway	700	45,509
European Aeronautic Defense & Space	1,430	33,342
FANUC	100	15,354
Finmeccanica	14,199	161,453
Hankyu Hanshin Holdings	7,000	32,494
Hexagon Class B	1,270	27,255
Hochtief	355	29,996
ITOCHU	19,237	194,703
Keppel	3,925	34,624
Komatsu	700	21,177
Koninklijke Philips Electronics	6,548	200,650
Kurita Water Industries	700	22,048
Leighton Holdings	750	23,592
Marubeni	5,000	35,154
Mitsubishi Heavy Industries	11,000	41,310
Mitsui Engineer & Shipbuilding	7,000	18,531
Qantas Airways	12,040	31,253
Rolls-Royce Group	4,680	45,631
Schneider Electric	175	26,204
Secom	700	33,140
SembCorp Industries	7,000	28,038
Serco Group	3,190	27,894
Siemens	645	80,344
Singapore Airlines	9,117	108,701
SKF B Shares	1,060	30,226
Teleperformance	6,586	222,329
Tianjin Development Holdings	26,000	24,654
TNT	1,060	27,989
Tokyu	7,000	32,063
Vallourec	1,869	196,403
†Wolseley	710	22,684
		2,668,031
Information Technology – 0.90%
Accenture Class A	843	40,877
ASM Pacific Technology	2,050	25,913
Brother Industries	2,100	31,132

Canon	1,400	72,573
†CGI Group Class A	21,753	375,164
Dassault Systemes	350	26,401
FUJIFILM Holdings	700	25,306
Konica Minolta Holdings	3,000	31,177
Nintendo	200	58,684
Nokia	12,422	128,543
Nomura Research Institute	1,400	31,167
Sage Group	5,310	22,698
SAP	1,130	57,295
Yahoo Japan	60	23,272
		950,202
Materials – 1.62%
Agrium	410	37,618
Air Liquide	390	49,346
Alumina ADR	2,600	26,468
Anglo American	1,240	64,688
Anglo American ADR	2,000	52,222
Antofagasta	1,150	28,974
ArcelorMittal	2,738	103,887
BHP Billiton	3,320	153,527
BHP Billiton (London Stock Exchange)	2,120	84,452
JFE Holdings	700	24,375
JSR	1,400	26,116
Kazakhmys	1,270	32,057
Lafarge	2,616	164,101
Linde	280	42,713
Lonmin	990	30,441
Newcrest Mining	1,140	47,114
Nippon Steel	7,000	25,168
Nitto Denko	700	32,968
Novozymes B Shares	205	28,570
Rexam	32,357	168,396
Rio Tinto	390	34,065
Rio Tinto (London Stock Exchange)	1,410	98,787
Sika	12	26,343
Syngenta	80	23,419
Syngenta ADR	3,550	208,669
Vedanta Resources	800	31,451
Wacker Chemie	180	31,646
Xstrata	1,840	43,230
		1,720,811
Telecommunications – 0.68%
China Mobile ADR	3,000	148,860
China Unicom Hong Kong ADR	4,908	69,939
Elisa	1,200	26,103
Mobistar	390	25,294
Softbank	400	13,845
Tele2 B Shares	1,270	26,385
Telefonica	7,286	165,256
Telenor	1,700	27,660
TELUS	2,741	124,998
Vodafone Group	37,115	96,058
		724,398
Utilities – 0.27%
Centrica	4,960	25,744
EDF	890	36,524
National Grid	14,636	126,608
Scottish & Southern Energy	2,000	38,346
Shikoku Electric Power	1,100	32,344
Tokyo Gas	7,000	31,029
		290,595
Total Developed Markets (cost $12,203,320)		13,462,319
XEmerging Markets – 5.44%
Consumer Discretionary – 0.12%
†Grupo Televisa ADR	2,325	60,287
Santos Brasil Participacoes	2,400	33,262
Turkiye Sise ve Cam Fabrikalari	13,749	24,254
†Xueda Education Group ADR	1,200	13,525

		131,328
Consumer Staples – 0.44%
Brazil Foods ADR	2,700	45,576
Chaoda Modern Agriculture Holdings	194,000	145,516
@Cresud ADR	2,690	51,056
Fomento Economico Mexicano ADR	500	27,960
KT&G	559	32,256
Lotte Chilsung Beverage	72	61,645
Lotte Confectionery	33	44,383
Tingyi Cayman Islands Holding	5,908	15,126
Tsingtao Brewery	4,004	20,967
Wal-Mart de Mexico Series V	8,483	24,259
		468,744
Energy – 1.10%
China Petroleum & Chemical ADR	125	11,961
CNOOC	69,000	163,700
CNOOC ADR	100	23,837
Gazprom ADR	3,480	87,870
LUKOIL ADR	400	22,888
Oil & Natural Gas	1,170	33,709
Oil India	1,254	39,578
PetroChina ADR	375	49,309
Petroleo Brasileiro SA ADR	7,000	264,879
Petroleo Brasileiro SP ADR	5,136	175,497
Polski Koncern Naftowy Orlen	1,660	25,642
PTT	3,665	38,899
@PTT Exploration & Production	2,364	13,173
#Reliance Industries 144A GDR	1,170	55,575
†Rosneft Oil GDR	7,600	54,416
Sasol ADR	1,000	52,050
Tambang Batubara Bukit Asam	20,000	50,943
		1,163,926
Financials – 1.04%
ABSA Group	1,154	24,386
Akbank	3,085	17,167
Banco Bradesco ADR	1,815	36,826
Banco Santander Brasil ADR	5,100	69,360
Bangkok Bank	5,118	24,953
Bank of China	80,300	42,358
Cathay Financial Holding	13,650	24,193
China Construction Bank	47,080	42,219
Credicorp	300	35,673
Cyrela Brazil Realty	2,792	36,760
Fubon Financial Holding	27,198	37,296
@Hong Leong Bank	8,400	25,062
Industrial & Commercial Bank of China	52,459	39,079
@IRSA Inversiones y Representaciones ADR	1,200	19,308
KB Financial Group ADR	2,327	123,075
KLCC Property Holdings	17,500	19,012
Malayan Banking	16,866	46,493
OTP Bank	1,369	33,025
Powszechna Kasa Oszczednosci Bank Polski	1,792	26,200
Powszechny Zaklad Ubezpieczen	442	52,995
Samsung Life Insurance	600	54,850
@Sberbank	32,097	109,354
Standard Bank Group	3,229	52,419
Turkiye Is Bankasi Class C	3,882	13,847
†UEM Land Holdings	67,852	53,692
Unitech	10,010	14,843
VTB Bank GDR	4,600	29,808
		1,104,253
Healthcare – 0.07%
†Hypermarcas	2,300	31,225
Teva Pharmaceutical Industries	800	42,218
		73,443
Industrials – 0.22%
All America Latina Logistica	2,300	20,789
†Empresas ADR	2,000	20,400
Fosun International	28,075	20,625
Guangshen Railway ADR	800	15,640

†Leoch International Technology	3,000	1,594
LG Electronics	556	58,513
Siam Cement NVDR	1,500	16,965
†Torunlar Gayrimenkul Yatirim Ortakligi	5,400	22,484
Ultratech Cement	1,135	27,523
United Tractors	10,022	26,473
		231,006
Information Technology – 0.91%
Alibaba.com	18,000	32,283
Asustek Computer	2,000	18,992
Hon Hai Precision Industry	13,840	55,749
HTC	10,450	322,420
LG Display ADR	1,000	17,750
Mediatek	1,000	14,313
†MStar Semiconductor	1,000	9,633
Samsung Electronics	156	132,035
†Shanda Games ADR	3,000	19,320
†Shanda Interactive Entertainment ADR	1,300	51,532
†Sohu.com	2,156	136,884
Taiwan Semiconductor Manufacturing	22,034	53,631
Taiwan Semiconductor Manufacturing ADR	3,500	43,890
United Microelectronics	100,000	55,879
		964,311
Materials – 0.77%
Anglo Platinum	457	47,882
ArcelorMittal South Africa	2,993	35,790
Braskem ADR	2,000	50,200
Cemex ADR	7,247	77,614
Cia de Minas Buenaventura ADR	600	29,376
†Fibria Celulose ADR	2,337	37,392
Grupo Mexico Class B	0	0
Impala Platinum Holdings	946	33,265
Israel Chemicals	1,611	27,804
MMC Norilsk Nickel ADR	2,004	47,435
†Petronas Chemicals Group	17,000	30,433
POSCO ADR	425	45,768
Steel Authority of India	5,146	21,004
Vale ADR	9,525	329,278
		813,241
Telecommunications – 0.58%
America Movil ADR Series L	350	20,069
China Telecom Class H	28,000	14,662
†Chunghwa Telecom ADR	5,514	139,339
†Foxconn International Holdings	21,000	14,671
KT ADR	2,500	52,000
LG Uplus	5,139	32,862
SK Telecom ADR	6,200	115,506
Turkcell Iletisim Hizmet ADR	4,300	73,659
Vivo Participacoes ADR	1,000	32,590
Vodacom Group	10,139	117,046
		612,404
Utilities – 0.19%
Centrais Eletricas Brasileiras ADR	5,800	79,750
Datang International Power Generation	50,405	17,704
Huaneng Power International ADR	2,050	43,829
Light	1,600	24,517
Polska Grupa Energetyczna	5,285	41,335
		207,135
Total Emerging Markets (cost $4,732,960)		5,769,791
Total Common Stock (cost $34,310,440)		40,462,910
Convertible Preferred Stock – 0.04%
Banking, Finance & Insurance – 0.01%
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	200	11,038
		11,038
Health Care & Pharmaceuticals – 0.03%
Healthsouth 6.50% exercise price $30.50, expiration date 12/31/49	30	29,182
		29,182
Total Convertible Preferred Stock (cost $38,605)		40,220

Exchange Traded Fund – 0.04%
iShares MSCI EAFE Growth Index		600	36,645
Total Exchange Traded Fund (cost $36,108)			36,645
		Principal
		Amount{
Agency Collateralized Mortgage Obligations – 0.77%
Fannie Mae REMICs
Series 2003-26 AT 5.00% 11/25/32	USD	140,000	148,674
Series 2003-32 PH 5.50% 3/25/32		119,616	127,814
Series 2010-41 PN 4.50% 4/25/40		60,000	60,551
Series 2010-96 DC 4.00% 9/25/25		115,000	112,851
Freddie Mac REMICs Series 2512 PG 5.50% 10/15/22		165,000	181,529
GNMA Series 2010-113 KE 4.50% 9/20/40		140,000	140,607
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		50,000	48,614
Total Agency Collateralized Mortgage Obligations (cost $809,110)			820,640
Agency Mortgage-Backed Securities – 8.01%
Fannie Mae S.F. 15 yr
4.00% 7/1/25		141,206	145,971
4.00% 8/1/25		188,898	195,273
4.00% 11/1/25		193,969	200,515
4.50% 8/1/23		263,466	276,640
5.00% 9/1/18		54,155	57,988
5.50% 7/1/22		67,884	73,071
Fannie Mae S.F. 15 yr TBA
4.50% 1/1/26		270,000	283,036
5.50% 1/1/26		395,000	424,625
Fannie Mae S.F. 20 yr 5.50% 8/1/28		123,995	132,957
Fannie Mae S.F. 30 yr
4.50% 6/1/38		124,802	128,223
5.00% 12/1/36		592,292	625,328
5.00% 7/1/40		409,279	430,572
6.50% 2/1/36		30,398	34,066
Fannie Mae S.F. 30 yr TBA
4.00% 1/1/41		670,000	666,441
5.00% 1/1/41		720,000	756,900
5.50% 1/1/41		2,445,000	2,615,768
6.00% 1/1/41		1,090,000	1,184,694
Freddie Mac S.F. 30 yr TBA 6.50% 1/1/40		245,000	271,567
Total Agency Mortgage-Backed Securities (cost $8,422,145)			8,503,635
Commercial Mortgage-Backed Securities – 2.59%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37		70,000	75,688
Bank of America Commercial Mortgage
•Series 2005-1 A5 5.162% 11/10/42		35,000	37,717
Series 2006-4 A4 5.634% 7/10/46		50,000	53,647
Bear Stearns Commercial Mortgage Securities
•Series 2004-PWR4 A3 5.468% 6/11/41		90,000	96,779
•Series 2005-PW10 A4 5.405% 12/11/40		85,000	90,815
•Series 2005-T20 A4A 5.149% 10/12/42		60,000	64,583
•Series 2006-PW12 A4 5.722% 9/11/38		25,000	27,277
Series 2007-PW15 A4 5.331% 2/11/44		35,000	35,938
•Citigroup Commercial Mortgage Trust Series 2004-C1 A4 5.372% 4/15/40		200,000	214,763
‹Commercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44		50,000	53,509
#Series 2010-C1 A1 144A 3.156% 7/10/46		64,884	65,030
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38		225,000	238,516
•Series 2004-GG2 A6 5.396% 8/10/38		115,000	123,524
Series 2005-GG4 A4 4.761% 7/10/39		290,000	299,084
Series 2005-GG4 A4A 4.751% 7/10/39		50,000	52,728
#Series 2010-C1 A2 144A 4.592% 8/10/43		100,000	100,965
•Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36		25,000	26,965
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.205% 12/15/44		275,000	296,055
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31		75,000	78,308
Morgan Stanley Capital I
•Series 2004-T15 A4 5.27% 6/13/41		430,000	460,587
Series 2007-T27 A4 5.65% 6/11/42		140,000	152,034

#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	102,036
Total Commercial Mortgage-Backed Securities (cost $2,517,673)		2,746,548
Convertible Bonds – 1.24%
Aerospace & Defense – 0.04%
AAR 1.75% exercise price $29.43, expiration date 2/1/26	41,000	44,998
		44,998
Automobiles & Automotive Parts – 0.03%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	32,000	35,240
		35,240
Banking, Finance & Insurance – 0.04%
Jefferies Group 3.875% exercise price $38.72, expiration date 11/1/29	40,000	42,150
		42,150
Computers & Technology – 0.05%
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	26,000	25,837
SanDisk 1.00% exercise price $82.36, expiration date 5/15/13	25,000	24,188
		50,025
Containers & Packaging – 0.02%
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 6/1/15	21,000	21,236
		21,236
Electronics & Electrical Equipment – 0.15%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	38,000	38,475
¦General Cable 4.50% exercise price $36.75, expiration date 11/15/29	19,000	22,681
Intel 2.95% exercise price $30.75, expiration date 12/15/35 2.95% 12/15/35	25,000	25,031
Linear Technology 3.00% exercise price $44.72, expiration date 5/1/27	67,000	71,355
		157,542
Energy – 0.10%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	106,000	83,078
Transocean 1.50% exercise price $168.61, expiration date 12/15/37	25,000	24,750
		107,828
Healthcare & Pharmaceuticals – 0.19%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	23,000	24,466
Amgen 0.375% exercise price $79.48, expiration date 2/1/13	40,000	40,200
¦Hologic 2.00% exercise price $38.59, expiration date 12/15/37	59,000	55,533
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/15/14	43,000	43,591
Medtronic 1.625% exercise price $54.79, expiration date 4/15/13	39,000	39,439
		203,229
Leisure, Lodging & Entertainment – 0.10%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	25,000	36,563
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	21,000	24,334
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/15/27	47,000	42,241
		103,138
Paper & Forest Products – 0.11%
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12	64,000	71,040
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13	34,000	45,773
		116,813
Real Estate – 0.14%
#Digital Realty Trust 144A 5.50% exercise price $42.49, expiration date 4/15/29	12,000	16,110
Health Care REIT 4.75% exercise price $50.00, expiration date 7/15/27	30,000	33,338
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	30,000	36,750
National Retail Properties 5.125% exercise price $25.42, expiration date 6/15/28	55,000	64,075
		150,273
Telecommunications – 0.25%
Alaska Communications Systems Group 5.75% exercise price $12.90, expiration date 3/1/13	32,000	33,880
Alcatel-Lucent USA 2.75% exercise price $15.35, expiration date 6/15/25	40,000	37,949
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 12/1/40	19,000	19,380
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	85,000	76,499
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	9,000	9,023
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	30,000	29,588
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	13,000	19,370
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	31,000	34,914
		260,603
Transportation – 0.02%
Bristow Group 3.00% exercise price $77.34, expiration date 6/15/38	20,000	20,150
		20,150
Total Convertible Bonds (cost $1,140,523)		1,313,225
Corporate Bonds – 30.16%
Banking – 2.84%
Bank of America 3.70% 9/1/15	95,000	94,279

	BB&T 5.25% 11/1/19		185,000	191,970
	•BB&T Capital Trust IV 6.82% 6/12/57		80,000	79,200
	City National 5.25% 9/15/20		90,000	88,176
	Goldman Sachs Group
	3.70% 8/1/15		20,000	20,400
	5.375% 3/15/20		275,000	284,688
	JPMorgan Chase
	4.40% 7/22/20		40,000	39,446
	7.00% 6/28/17	RUB	4,000,000	119,640
	JPMorgan Chase Capital XXV 6.80% 10/1/37	USD	280,000	289,607
	Korea Development Bank 8.00% 1/23/14		100,000	114,228
	Oesterreichische Kontrollbank 1.75% 10/5/15		75,000	72,672
	PNC Funding
	5.125% 2/8/20		305,000	318,476
	5.25% 11/15/15		50,000	53,567
	5.625% 2/1/17		165,000	176,602
	•#PNC Preferred Funding Trust II 144A 6.113% 3/29/49		100,000	74,538
	Rabobank Nederland
	2.125% 10/13/15		40,000	38,728
•#	144A 11.00% 12/29/49		165,000	213,890
	•SunTrust Capital VIII 6.10% 12/15/36		30,000	27,535
	SVB Financial Group 5.375% 9/15/20		150,000	144,505
	•USB Capital IX 6.189% 10/29/49		220,000	171,600
	Wachovia
	5.25% 8/1/14		45,000	48,031
	5.625% 10/15/16		130,000	141,595
	•Wells Fargo Capital XIII 7.70% 12/29/49		134,000	139,193
	Zions Bancorporation
	5.65% 5/15/14		13,000	13,004
	7.75% 9/23/14		53,000	55,297
				3,010,867
	Basic Industry – 2.18%
	AK Steel 7.625% 5/15/20		25,000	25,188
	Alcoa 6.15% 8/15/20		82,000	84,358
	#Algoma Acquisition 144A 9.875% 6/15/15		59,000	53,395
	ArcelorMittal 9.85% 6/1/19		120,000	151,887
	Century Aluminum 8.00% 5/15/14		67,300	71,086
	CF Industries 7.125% 5/1/20		47,000	51,583
	Cliffs Natural Resources
	4.80% 10/1/20		40,000	39,159
	5.90% 3/15/20		45,000	47,493
	6.25% 10/1/40		90,000	87,909
	Compass Minerals International 8.00% 6/1/19		37,000	40,515
	Dow Chemical
	4.25% 11/15/20		30,000	28,851
	8.55% 5/15/19		265,000	332,630
	duPont (E.I.) deNemours 3.625% 1/15/21		330,000	319,728
	#FMG Resources 144A 7.00% 11/1/15		55,000	56,650
	#Georgia-Pacific 144A 5.40% 11/1/20		90,000	89,149
	Hexion Finance 8.875% 2/1/18		42,000	45,098
	International Paper 9.375% 5/15/19		275,000	354,271
	#MacDermid 144A 9.50% 4/15/17		47,000	49,820
	Momentive Performance Materials 11.50% 12/1/16		80,000	87,200
	•Noranda Aluminum Acquisition PIK 5.193% 5/15/15		44,914	40,816
	Reliance Steel & Aluminum 6.85% 11/15/36		85,000	78,948
	Ryerson
	•7.662% 11/1/14		4,000	3,740
	12.00% 11/1/15		57,000	59,993
	Smurfit Kappa Funding 7.75% 4/1/15		43,000	44,290
	Steel Dynamics 7.75% 4/15/16		8,000	8,460
	Teck Resources 9.75% 5/15/14		52,000	65,120
				2,317,337
	Brokerage – 0.52%
	•Bear Stearns 5.408% 12/7/12	AUD	190,000	190,905
	E Trade Financial PIK 12.50% 11/30/17	USD	73,000	86,140
	Jefferies Group
	6.25% 1/15/36		10,000	8,985
	6.45% 6/8/27		110,000	105,433
	Lazard Group
	6.85% 6/15/17		39,000	40,852

7.125% 5/15/15	113,000	121,792
		554,107
Capital Goods – 0.85%
Allied Waste North America
6.875% 6/1/17	195,000	214,779
7.125% 5/15/16	64,000	67,835
Anixter 10.00% 3/15/14	4,000	4,600
#Berry Plastics 144A 9.75% 1/15/21	30,000	29,850
Case New Holland 7.75% 9/1/13	28,000	30,240
Casella Waste Systems
9.75% 2/1/13	61,000	61,305
11.00% 7/15/14	10,000	11,113
Graham Packaging Capital I 9.875% 10/15/14	12,000	12,480
Intertape Polymer 8.50% 8/1/14	28,000	23,240
Jabil Circuit 7.75% 7/15/16	9,000	10,148
L-3 Communications 4.75% 7/15/20	25,000	24,609
#Meccanica Holdings USA 144A 6.25% 7/15/19	100,000	105,899
#Plastipak Holdings 144A 10.625% 8/15/19	28,000	31,605
Ply Gem Industries 13.125% 7/15/14	70,000	74,725
Pregis 12.375% 10/15/13	59,000	58,115
RBS Global/Rexnord 11.75% 8/1/16	43,000	46,333
Sanmina-SCI 8.125% 3/1/16	61,000	61,915
Trimas 9.75% 12/15/17	28,000	30,800
		899,591
Consumer Cyclical – 1.84%
#Allison Transmission 144A 11.00% 11/1/15	67,000	73,365
American Axle & Manufacturing 7.875% 3/1/17	28,000	28,805
ArvinMeritor 8.125% 9/15/15	75,000	78,844
Beazer Homes USA 8.125% 6/15/16	30,000	29,625
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	104,000	109,979
CKE Restaurants 11.375% 7/15/18	52,000	57,850
‹#CVS Pass Through Trust 144A 8.353% 7/10/31	165,901	198,135
#Dunkin Finance 144A 9.625% 12/1/18	45,000	45,675
#Equinox Holdings 144A 9.50% 2/1/16	9,000	9,551
Ford Motor 7.45% 7/16/31	122,000	131,302
Ford Motor Credit 12.00% 5/15/15	100,000	125,904
#Hanesbrands 144A 6.375% 12/15/20	55,000	52,525
Harrah's Operating
10.00% 12/15/18	52,000	47,710
11.25% 6/1/17	35,000	39,550
#Invista 144A 9.25% 5/1/12	2,000	2,040
K Hovnanian Enterprises
6.25% 1/15/15	23,000	17,710
7.50% 5/15/16	33,000	23,678
10.625% 10/15/16	37,000	38,110
Macy's Retail Holdings 5.90% 12/1/16	80,000	85,800
#Marina District Finance 144A 9.875% 8/15/18	25,000	24,750
MGM MIRAGE
11.125% 11/15/17	23,000	26,565
11.375% 3/1/18	78,000	85,020
Mobile Mini 6.875% 5/1/15	13,000	13,260
Mohawk Industries 6.125% 1/15/16	23,000	24,783
Mohegan Tribal Gaming Authority 6.875% 2/15/15	28,000	17,430
NCL 11.75% 11/15/16	14,000	16,398
New Albertsons 7.25% 5/1/13	14,000	14,105
Norcraft Finance 10.50% 12/15/15	8,000	8,540
Norcraft Holdings 9.75% 9/1/12	53,000	53,596
OSI Restaurant Partners 10.00% 6/15/15	35,000	36,575
Pinnacle Entertainment 8.75% 5/15/20	80,000	83,200
#Pokagon Gaming Authority 144A 10.375% 6/15/14	20,000	20,950
Royal Caribbean Cruises
6.875% 12/1/13	20,000	21,300
7.00% 6/15/13	17,000	18,063
Ryland Group 8.40% 5/15/17	33,000	36,713
Sally Holdings 10.50% 11/15/16	47,000	52,053
#Sealy Mattress 144A 10.875% 4/15/16	12,000	13,620
#Sears Holdings 144A 6.625% 10/15/18	50,000	46,875
#Shingle Springs Tribal Gaming 144A 9.375% 6/15/15	50,000	34,750
Standard Pacific 10.75% 9/15/16	42,000	48,615
Tops Markets 10.125% 10/15/15	19,000	19,618

	Wyndham Worldwide 5.75% 2/1/18	35,000	35,641
			1,948,578
	Consumer Non-Cyclical – 4.45%
	Alere 9.00% 5/15/16	51,000	52,785
	Amgen 3.45% 10/1/20	130,000	124,122
	Anheuser-Busch InBev Worldwide
	5.00% 4/15/20	150,000	158,835
#	144A 5.375% 11/15/14	280,000	308,761
Bard	(C.R.) 4.40% 1/15/21	60,000	61,087
	Baxter International 4.50% 8/15/19	240,000	252,137
	Bio-Rad Laboratories
	4.875% 12/15/20	140,000	136,637
	8.00% 9/15/16	18,000	19,620
	CareFusion 6.375% 8/1/19	275,000	311,213
	Celgene 3.95% 10/15/20	145,000	138,132
	Coca-Cola Enterprises 3.50% 9/15/20	725,000	680,214
	Covidien International Finance 4.20% 6/15/20	240,000	240,402
	#Delhaize Group 144A 5.70% 10/1/40	140,000	133,728
	#Dole Food 144A 8.00% 10/1/16	28,000	29,680
	Genzyme
	3.625% 6/15/15	170,000	174,706
	5.00% 6/15/20	115,000	120,962
	Hershey 4.125% 12/1/20	35,000	35,369
	Hospira 6.40% 5/15/15	195,000	220,994
	Ingles Markets 8.875% 5/15/17	33,000	35,475
	Jarden
	6.125% 11/15/22	40,000	38,350
	7.50% 1/15/20	5,000	5,238
	Kellogg 4.00% 12/15/20	70,000	69,178
	Life Technologies 6.00% 3/1/20	80,000	85,843
	LVB Acquistion
	11.625% 10/15/17	28,000	31,080
	PIK 10.375% 10/15/17	23,000	25,243
	Medco Health Solutions
	4.125% 9/15/20	130,000	125,949
	7.125% 3/15/18	145,000	170,402
	Merck 3.875% 1/15/21	95,000	94,603
	#Mylan 144A 6.00% 11/15/18	40,000	39,400
	#Novasep Holding 144A 9.75% 12/15/16	100,000	71,000
	#Reynolds Group Issuer 144A 9.00% 4/15/19	100,000	104,125
	#Scotts Miracle-Gro 144A 6.625% 12/15/20	25,000	25,125
	Smithfield Foods
	7.75% 7/1/17	53,000	55,385
	10.00% 7/15/14	19,000	21,993
	Supervalu 8.00% 5/1/16	28,000	26,950
	Tyson Foods 10.50% 3/1/14	37,000	43,938
	#Viskase 144A 9.875% 1/15/18	61,000	63,898
	#Woolworths 144A 4.00% 9/22/20	70,000	67,921
	Yale University 2.90% 10/15/14	105,000	108,397
	Yankee Acquisition 9.75% 2/15/17	52,000	54,470
	Zimmer Holdings 4.625% 11/30/19	160,000	164,581
			4,727,928
	Energy – 4.51%
	AmeriGas Partners 7.125% 5/20/16	9,000	9,360
	Anadarko Petroleum 5.95% 9/15/16	100,000	107,559
	Antero Resources Finance 9.375% 12/1/17	19,000	19,974
	Berry Petroleum 10.25% 6/1/14	12,000	13,830
	Chaparral Energy 8.50% 12/1/15	24,000	24,540
	Chesapeake Energy
	6.50% 8/15/17	55,000	55,550
	9.50% 2/15/15	4,000	4,530
	Complete Production Services 8.00% 12/15/16	56,000	58,240
	Copano Energy 7.75% 6/1/18	33,000	33,825
	Ecopetrol 7.625% 7/23/19	49,000	56,840
	El Paso
	6.875% 6/15/14	4,000	4,270
	7.00% 6/15/17	17,000	18,025
	#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	8,000	8,229
	El Paso Pipeline Partners Operating 4.10% 11/15/15	75,000	74,620
	•Enbridge Energy Partners 8.05% 10/1/37	65,000	66,929

	Energy Transfer Partners 9.70% 3/15/19	240,000	310,655
	#ENI 144A 4.15% 10/1/20	460,000	447,107
	Enterprise Products Operating
	6.30% 9/15/17	15,000	16,949
	•7.034% 1/15/68	100,000	103,893
	9.75% 1/31/14	130,000	157,140
	EOG Resources 4.10% 2/1/21	85,000	83,770
	Forest Oil 7.25% 6/15/19	19,000	19,380
	#Helix Energy Solutions Group 144A 9.50% 1/15/16	71,000	73,308
	#Hercules Offshore 144A 10.50% 10/15/17	52,000	43,290
	#Hilcorp Energy Finance I 144A
	7.625% 4/15/21	40,000	41,500
	7.75% 11/1/15	13,000	13,488
	Holly 9.875% 6/15/17	33,000	36,135
	Inergy Finance
	8.25% 3/1/16	4,000	4,190
	8.75% 3/1/15	10,000	10,700
	Key Energy Services 8.375% 12/1/14	70,000	74,200
	Kinder Morgan Energy Partners
	6.00% 2/1/17	175,000	193,457
	6.55% 9/15/40	80,000	84,389
	9.00% 2/1/19	110,000	138,732
	#Linn Energy 144A 8.625% 4/15/20	28,000	30,310
	#Midcontinent Express Pipeline 144A 5.45% 9/15/14	80,000	85,486
	#Murray Energy 144A 10.25% 10/15/15	48,000	50,640
	Nexen 7.50% 7/30/39	85,000	92,722
	#NFR Energy 144A 9.75% 2/15/17	33,000	32,753
	Noble Energy 8.25% 3/1/19	125,000	156,441
	Occidental Petroleum 4.10% 2/1/21	85,000	86,575
	OPTI Canada
	7.875% 12/15/14	34,000	24,183
	8.25% 12/15/14	33,000	23,678
#	144A 9.00% 12/15/12	35,000	35,263
	Pemex Project Funding Master Trust 6.625% 6/15/35	50,000	51,125
	Petrobras International Finance
	5.75% 1/20/20	40,000	41,703
	5.875% 3/1/18	15,000	16,047
	Petrohawk Energy
	7.875% 6/1/15	42,000	43,943
	10.50% 8/1/14	10,000	11,450
	Petroleum Development 12.00% 2/15/18	33,000	37,125
	Plains All American Pipeline 8.75% 5/1/19	120,000	149,150
	Pride International 6.875% 8/15/20	175,000	182,438
	Quicksilver Resources 7.125% 4/1/16	32,000	30,800
	Range Resources 8.00% 5/15/19	28,000	30,625
	#SandRidge Energy 144A 9.875% 5/15/16	75,000	79,688
	Total Capital 2.30% 3/15/16	175,000	171,159
	•TransCanada Pipelines 6.35% 5/15/67	115,000	113,702
	Transocean 6.50% 11/15/20	85,000	90,411
	Weatherford International Bermuda
	5.125% 9/15/20	100,000	99,691
	9.625% 3/1/19	270,000	346,978
	#Woodside Finance 144A 8.125% 3/1/14	225,000	259,047
			4,781,737
	Financials – 0.87%
	Capital One Capital V 10.25% 8/15/39	42,000	45,203
	FTI Consulting
	7.75% 10/1/16	40,000	41,400
#	144A 6.75% 10/1/20	5,000	4,988
	General Electric Capital
	4.375% 9/16/20	180,000	177,494
	6.00% 8/7/19	335,000	373,350
	International Lease Finance
	5.55% 9/5/12	8,000	8,130
	6.625% 11/15/13	67,000	68,759
	8.25% 12/15/20	35,000	36,094
	Nuveen Investments 10.50% 11/15/15	105,000	107,888
	#Pinafore 144A 9.00% 10/1/18	60,000	65,100
			928,406

Insurance – 0.78%

	American International Group 6.40% 12/15/20		65,000	68,324
	•Chubb 6.375% 3/29/67		105,000	109,988
	•Genworth Financial 6.15% 11/15/66		58,000	46,110
	•#Liberty Mutual Group 144A 7.00% 3/15/37		35,000	31,477
	MetLife
	6.40% 12/15/36		120,000	113,400
	6.817% 8/15/18		225,000	262,721
	Prudential Financial
	3.875% 1/14/15		75,000	77,448
	4.50% 11/15/20		80,000	78,390
	•ÀXL Group 6.50% 12/29/49		50,000	43,500
				831,358
	Media – 2.00%
	#Affinion Group 144A 7.875% 12/15/18		60,000	58,800
	#Charter Communications Operating 144A 10.875% 9/15/14		66,000	74,085
	Comcast 5.875% 2/15/18		70,000	77,831
	#Cox Communications 144A 6.25% 6/1/18		55,000	61,520
	DIRECTV Holdings
	4.60% 2/15/21		140,000	138,456
	7.625% 5/15/16		310,000	344,093
	DISH DBS 7.875% 9/1/19		40,000	42,000
	Lamar Media 6.625% 8/15/15		46,000	47,300
	LIN Television 6.50% 5/15/13		9,000	9,045
	#NBC Universal 144A
	2.875% 4/1/16		80,000	78,251
	4.375% 4/1/21		360,000	350,129
	Nielsen Finance
	11.50% 5/1/16		4,000	4,640
	11.625% 2/1/14		4,000	4,650
	#Rainbow National Services 144A 10.375% 9/1/14		4,000	4,170
	Shaw Communications 6.75% 11/9/39	CAD	309,000	307,806
	#Sinclair Television Group 144A 9.25% 11/1/17	USD	33,000	35,888
	#Sirius XM Radio 144A
	8.75% 4/1/15		65,000	70,688
	9.75% 9/1/15		9,000	10,148
	Time Warner Cable
	4.125% 2/15/21		105,000	100,116
	8.25% 4/1/19		125,000	155,514
	Videotron 6.375% 12/15/15		4,000	4,110
	#Vivendi 144A 6.625% 4/4/18		80,000	89,213
	#XM Satellite Radio 144A 13.00% 8/1/13		49,000	58,555
				2,127,008
	Real Estate – 0.37%
	Developers Diversified Realty
	5.375% 10/15/12		78,000	80,284
	7.50% 4/1/17		35,000	39,147
	9.625% 3/15/16		33,000	39,203
	Digital Realty Trust 5.875% 2/1/20		40,000	40,765
	Host Hotels & Resorts 6.375% 3/15/15		35,000	35,700
	Liberty Property 4.75% 10/1/20		45,000	44,616
	Regency Centers 4.80% 4/15/21		90,000	86,004
	Ventas Realty 6.50% 6/1/16		24,000	24,987
				390,706
	Services Non-Cyclical – 0.52%
	ARAMARK 8.50% 2/1/15		58,000	60,900
	#Brambles USA 144A
	3.95% 4/1/15		135,000	137,074
	5.35% 4/1/20		40,000	40,652
	Corrections Corporation of America 7.75% 6/1/17		16,000	17,060
	HCA Holdings
#	144A 7.75% 5/15/21		55,000	55,138
	PIK 9.625% 11/15/16		4,000	4,295
	#Radnet Management 144A 10.375% 4/1/18		23,000	21,620
	#Roche Holdings 144A 6.00% 3/1/19		105,000	122,299
	RSC Equipment Rental 10.25% 11/15/19		42,000	47,040
	Select Medical 7.625% 2/1/15		47,000	47,235
				553,313
	Technology – 0.58%
	GXS Worldwide 9.75% 6/15/15		84,000	83,370
	National Semiconductor 6.60% 6/15/17		120,000	132,745

	#Seagate Technology International 144A 10.00% 5/1/14		75,000	88,312
	SunGard Data Systems 10.25% 8/15/15		50,000	52,688
	Symantec 4.20% 9/15/20		160,000	147,069
	Terremark Worldwide 12.00% 6/15/17		58,000	66,700
	#Unisys 144A 12.75% 10/15/14		33,000	39,188
				610,072
	Telecommunications – 4.35%
	America Movil
	5.00% 3/30/20		605,000	631,890
	6.375% 3/1/35		83,000	91,390
	American Tower 5.05% 9/1/20		105,000	103,456
	AT&T
	6.50% 9/1/37		30,000	32,460
#	144A 5.35% 9/1/40		465,000	438,887
	Cincinnati Bell 7.00% 2/15/15		18,000	17,955
	Citizens Communications 6.25% 1/15/13		4,000	4,240
	#Clearwire Communications 144A 12.00% 12/1/15		184,000	199,393
	#Cricket Communications 144A 7.75% 10/15/20		60,000	57,300
	#Crown Castle Towers 144A 4.883% 8/15/20		385,000	370,721
	#Digicel 144A 8.25% 9/1/17		110,000	113,300
	Global Crossing 12.00% 9/15/15		61,000	69,083
	Hughes Network Systems 9.50% 4/15/14		47,000	48,704
	Intelsat Bermuda PIK 11.50% 2/4/17		930	1,032
	Intelsat Jackson Holdings
	11.25% 6/15/16		8,000	8,660
#	144A 7.25% 10/15/20		60,000	60,900
	Level 3 Financing
	9.25% 11/1/14		9,000	8,978
	10.00% 2/1/18		48,000	46,320
	MetroPCS Wireless 6.625% 11/15/20		30,000	28,650
	NII Capital 10.00% 8/15/16		61,000	67,863
	PAETEC Holding
	8.875% 6/30/17		28,000	30,030
	9.50% 7/15/15		47,000	48,880
	Qwest 8.375% 5/1/16		303,000	360,570
	Rogers Communications 6.68% 11/4/39	CAD	40,000	42,881
	Sprint Capital 8.75% 3/15/32	USD	75,000	76,125
	#Telcordia Technologies 144A 11.00% 5/1/18		25,000	25,250
	Telecom Italia Capital
	5.25% 10/1/15		260,000	266,481
	6.175% 6/18/14		25,000	26,607
	Telefonica Emisiones 6.421% 6/20/16		385,000	421,289
	Telesat Canada
	11.00% 11/1/15		56,000	63,140
	12.50% 11/1/17		19,000	22,468
	Verizon Communications 6.40% 2/15/38		380,000	421,769
	Virgin Media Secured Finance 6.50% 1/15/18		300,000	317,250
	#Wind Acquisition Finance 144A 11.75% 7/15/17		50,000	56,625
	Windstream
	7.875% 11/1/17		10,000	10,563
	8.125% 8/1/13		19,000	20,995
				4,612,105
	Transportation – 0.60%
	Burlington Northern Santa Fe
	3.60% 9/1/20		20,000	19,186
	4.70% 10/1/19		175,000	183,223
	5.75% 3/15/18		5,000	5,642
	Canadian Pacific Railway 4.45% 3/15/23		110,000	106,688
	#ERAC USA Finance 144A 5.25% 10/1/20		240,000	244,508
	Kansas City Southern Railway 13.00% 12/15/13		19,000	22,705
	#United Air Lines 144A 12.00% 11/1/13		52,000	57,590
				639,542
	Utilities – 2.90%
	AES
	7.75% 3/1/14		1,000	1,073
	8.00% 6/1/20		31,000	33,015
	Ameren Illinois 9.75% 11/15/18		200,000	256,919
	#American Transmission Systems 144A 5.25% 1/15/22		140,000	143,798
	#Calpine 144A 7.875% 7/31/20		40,000	40,700
	Centerpoint Energy 5.95% 2/1/17		90,000	96,824

	CMS Energy
	6.55% 7/17/17	50,000	53,407
	8.75% 6/15/19	90,000	106,309
	Commonwealth Edison
	4.00% 8/1/20	180,000	177,489
	5.80% 3/15/18	15,000	16,844
	Consumers Energy 6.70% 9/15/19	10,000	11,943
	Dominion Resources
	5.60% 11/15/16	30,000	33,809
	6.00% 11/30/17	55,000	62,362
	Duke Energy Ohio 5.45% 4/1/19	10,000	11,166
	Dynegy Holdings 7.75% 6/1/19	38,000	25,555
	Exelon Generation
	4.00% 10/1/20	175,000	164,096
	5.75% 10/1/41	65,000	62,146
	Florida Power 5.65% 6/15/18	35,000	39,580
	Florida Power & Light 5.25% 2/1/41	75,000	76,184
	#GenOn Escrow 144A 9.875% 10/15/20	30,000	29,925
	Jersey Central Power & Light 5.625% 5/1/16	35,000	38,570
	#LG&E & KU Energy 144A 3.75% 11/15/20	130,000	124,015
	Mirant North America 7.375% 12/31/13	9,000	9,170
	NRG Energy 7.375% 2/1/16	23,000	23,633
	Oncor Electric Delivery
	7.00% 9/1/22	50,000	58,855
#	144A 5.00% 9/30/17	80,000	84,606
#	144A 5.25% 9/30/40	20,000	19,282
	Pacific Gas & Electric 5.625% 11/30/17	25,000	28,186
	PacifiCorp 5.50% 1/15/19	75,000	84,701
	Pennsylvania Electric 5.20% 4/1/20	115,000	119,017
	PPL Electric Utilities 7.125% 11/30/13	40,000	46,095
	Public Service Oklahoma 5.15% 12/1/19	360,000	377,590
	•Puget Sound Energy 6.974% 6/1/67	51,000	50,385
	#SEMCO Energy 144A 5.15% 4/21/20	140,000	144,392
	Sempra Energy 6.15% 6/15/18	115,000	131,752
	Southern California Edison 5.50% 8/15/18	135,000	152,629
	#Tampa Electric 144A 5.40% 5/15/21	130,000	139,842
			3,075,864
	Total Corporate Bonds (cost $31,088,482)		32,008,519
	Municipal Bond – 0.05%
	•§Puerto Rico Sales Tax Financing Revenue First Subordinate Series A 5.00% 8/1/39-11	50,000	51,339
	Total Municipal Bond (cost $50,000)		51,339
	Non-Agency Asset-Backed Securities – 1.04%
	Ally Auto Receivables Trust Series 2010-2 A3 1.38% 7/15/14	40,000	40,218
	•American Express Credit Account Master Trust Series 2010-1B 0.86% 11/16/15	100,000	99,885
	Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	200,000	227,268
	#Cit Equipment Collateral 144A
	Series 2009-VT1 A3 3.07% 8/15/16	80,231	81,055
	Series 2010-VT1A A32.41% 5/15/13	100,000	100,836
	•Citibank Credit Card Issuance Trust Series 2004-C1 C1 0.91% 7/15/13	45,000	44,768
	CNH Equipment Trust
	•Series 2007-A A4 0.30% 9/17/12	4,945	4,945
	Series 2008-A A4A 4.93% 8/15/14	65,274	66,925
	Series 2009-C A3 1.85% 12/16/13	25,000	25,205
	Series 2010-A A4 2.49% 1/15/16	105,000	107,357
	Ford Credit Auto Owner Trust Series 2010-B B 2.54% 2/15/16	100,000	100,501
	•#Golden Credit Card Trust Series 2008-3 A 144A 1.26% 7/15/17	100,000	100,406
	•#Nissan Master Owner Trust Receivables Series 2010-AA A 144A 1.41% 1/15/15	100,000	101,129
	Total Non-Agency Asset-Backed Securities (cost $1,093,252)		1,100,498
	Non-Agency Collateralized Mortgage Obligations – 0.32%
	Bank of America Alternative Loan Trust
	Series 2004-10 1CB1 6.00% 11/25/34	7,147	7,261
	Series 2005-3 2A1 5.50% 4/25/20	6,169	5,822
	Series 2005-5 2CB1 6.00% 6/25/35	2,545	1,937
	@Series 2005-6 7A1 5.50% 7/25/20	4,026	3,923
	•@Bank of America Funding Securities Series 2006-H 1A2 2.873% 9/20/46	2,307	226
	•ChaseFlex Trust Series 2006-1 A4 6.30% 6/25/36	100,000	74,317
	Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	19,745	19,919
	•Citigroup Mortgage Loan Trust Series 2007-AR8 1A3A 5.729% 8/25/37	149,672	115,405

‹@Countrywide Home Loan Mortgage Pass Through Trust Series 2006-17 A5 6.00% 12/25/36		3,386	3,210
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35		49,099	46,856
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		46,450	45,985
•Series 2006-AR5 2A1 5.471% 4/25/36		22,734	18,889
Total Non-Agency Collateralized Mortgage Obligations (cost $246,740)			343,750
Regional Bonds – 0.94%”
Australia – 0.51%
New South Wales Treasury
6.00% 5/1/20	AUD	461,000	467,925
Inflation Linked bond 2.75% 11/20/25	AUD	71,000	73,524
			541,449
Canada – 0.43%
British Columbia Province 2.85% 6/15/15	USD	75,000	77,291
Nova Scotia Province 2.375% 7/21/15		220,000	220,461
Ontario Province 4.40% 4/14/20		70,000	73,321
Quebec Province 4.60% 5/26/15		80,000	87,902
			458,975
Total Regional Bonds (cost $930,566)			1,000,424
«Senior Secured Loans – 3.28%
Advantage Sales & Marketing 5.25% 11/29/17		65,000	65,285
Affinion Group Tranche B 5.00% 10/7/16		69,824	69,780
Allied Security Holdings 7.75% 2/23/15		54,453	54,980
ATI Holdings 7.00% 3/12/16		19,850	19,850
AutoTrader.com Tranche B 4.75% 11/16/16		95,000	95,703
BNY ConvergEx Group
5.25% 11/29/16		65,000	65,461
8.75% 11/29/17		65,000	66,706
Bresnan Broadband Holdings 4.50% 12/6/17		125,000	125,838
BWAY Holding Tranche B 5.50% 6/16/17		68,229	68,751
Cengage Learning 7.50% 7/7/14		123,731	124,762
Citadel Broadcasting Tranche B 4.25% 11/29/16		160,000	160,950
Clear Channel Communications Tranche B 3.65% 1/29/16		105,000	91,560
Commscope 9.25% 10/26/11		50,000	50,000
Community Health Systems 3.50% 1/25/17		49,875	49,773
Darling International Tranch B 5.00% 11/9/16		70,000	70,700
DaVita Tranche B 4.50% 10/20/16		160,000	161,714
Del Monte Foods 8.75% 11/28/11		50,000	50,000
Delta Air Lines 8.75% 9/16/13		108,872	110,029
Energy Future Holdings Tranche B2 6.579% 10/10/14		97,729	75,796
Ford Motor Tanche B 5.80% 12/15/13		124,662	124,631
Graham Packaging Tranche C 6.75% 4/5/14		67,616	68,539
Grifols Tranche B 6.00% 6/4/16		130,000	131,663
Harrahs Operating Tranche B1 3.00% 1/28/15		60,000	54,326
HCA Tranche B2 3.25% 3/31/17		160,000	160,217
ICL Industrial Containers Tranche C 5.50% 6/16/17		6,412	6,462
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		150,000	151,796
JohnsonDiversey Tranche B 5.50% 11/24/15		34,317	34,585
Knology Tranche B 5.50% 10/15/16		80,000	80,570
MedAssets Tranche B 5.25% 11/15/16		70,000	70,481
Multiplan Trance B 6.50% 8/26/17		110,000	111,214
New Development Holdings 7.00% 7/1/17		124,110	126,415
Novelis Tranche B 5.25% 11/29/16		95,000	96,366
Nuveen Investments
2nd Lien 12.50% 7/9/15		60,000	65,125
Tranche B 6.70% 11/13/14		95,000	90,982
PQ 6.79% 7/30/15		65,000	62,745
Remy International Tranche B 6.25% 12/16/16		65,000	65,488
Rental Services 2nd Lien 6.291% 10/7/13		125,000	122,734
Rockwood Specialties Tranche H 6.00% 5/15/14		46,066	46,463
Smurfit-Stone Container Enterprise 6.75% 6/30/16		34,825	35,465
SunGard Data Systems Term Loan B 3.625% 2/28/16		34,734	34,582
Syniverse Holdings 5.00% 10/28/17		65,000	65,833
Univision Communications 4.25% 3/29/17		99,926	95,227
Total Senior Secured Loans (cost $3,421,626)			3,479,547
Sovereign Bonds – 5.29%”
Australia – 0.76%
Australian Government

4.50% 4/15/20	AUD	531,000	502,996
6.00% 2/15/17	AUD	220,000	231,532
Inflation Linked Bond 3.00% 9/20/25	AUD	71,000	77,500
			812,028
Brazil – 0.45%
Federal Republic of Brazil
7.125% 1/20/37	USD	80,000	95,800
8.875% 10/14/19		80,000	106,000
10.25% 1/10/28	BRL	261,000	164,113
11.00% 8/17/40	USD	80,000	107,960
			473,873
Canada – 0.07%
Canadian Government Bond 3.75% 6/1/19	CAD	69,000	72,930
			72,930
Colombia – 0.20%
Republic of Colombia
7.75% 4/14/21	COP	243,000,000	150,926
10.375% 1/28/33	USD	40,000	60,200
			211,126
France – 0.08%
France Government Bond O.A.T. 3.75% 4/25/17	EUR	61,000	86,594
			86,594
Germany – 0.16%
Deutschland Republic 2.25% 9/4/20	EUR	136,000	171,934
			171,934
Indonesia – 0.30%
Indonesia Treasury Bonds
10.50% 8/15/30	IDR	590,000,000	72,703
11.00% 11/15/20	IDR	1,855,000,000	251,046
			323,749
Italy – 0.07%
Italy Buoni Poliennali Del Tesoro 4.25% 3/1/20	EUR	54,000	70,066
			70,066
Mexico – 0.21%
Mexican Bonos
7.75% 12/14/17	MXN	1,570,000	135,533
8.50% 12/13/18	MXN	422,000	37,833
Mexico Government International Bond 5.95% 3/19/19	USD	40,000	44,800
			218,166
Norway – 1.48%
Eksportfinans
3.00% 11/17/14		85,000	87,794
5.50% 5/25/16		210,000	236,649
Norwegian Government
4.25% 5/19/17	NOK	1,180,000	213,219
4.50% 5/22/19	NOK	3,913,000	717,996
5.00% 5/15/15	NOK	1,677,000	311,905
			1,567,563
Panama – 0.14%
Republic of Panama
6.70% 1/26/36	USD	35,000	39,200
7.25% 3/15/15		95,000	110,200
			149,400
Peru – 0.14%
Republic of Peru 7.125% 3/30/19		120,000	144,000
			144,000
Philippines – 0.37%
Republic of Philippines
4.95% 1/15/21	PHP	5,000,000	121,090
6.375% 10/23/34	USD	100,000	106,500
6.50% 1/20/20		100,000	116,000
9.375% 1/18/17		41,000	53,915
			397,505
Poland – 0.15%
Republic of Poland
5.00% 10/24/13	PLN	70,000	23,682
5.50% 10/25/19	PLN	105,000	34,462
6.375% 7/15/19	USD	95,000	106,895
			165,039

Republic of Korea – 0.08%

	@Korea Treasury 2.75% 6/10/20 Inflation Linked Bond	KRW	83,343,898	83,030
				83,030
	Russia – 0.23%
	Russian-Eurobond 7.50% 3/31/30	USD	214,800	248,953
				248,953
	Sweden – 0.08%
	Svensk Exportkredit 1.75% 10/20/15		85,000	82,077
				82,077
	Turkey – 0.17%
	Republic of Turkey 6.875% 3/17/36		52,000	58,240
	Turkey Government Bond 4.00% 4/29/15	TRY	164,888	118,488
				176,728
	United Kingdom – 0.09%
	United Kingdom Gilt 4.50% 3/7/19	GBP	54,000	92,067
				92,067
	Uruguay – 0.06%
	Uruguay Government International Bond 8.00% 11/18/22	USD	52,000	64,610
				64,610
	Total Sovereign Bonds (cost $5,517,771)			5,611,438
	Supranational Banks – 0.28%
	European Bank for Reconstruction & Development 6.75% 5/12/17	RUB	1,000,000	31,908
	European Investment Bank 9.00% 12/21/18	ZAR	900,000	142,122
	International Bank for Reconstruction & Development
	3.375% 4/30/15	NOK	350,000	60,339
	3.625% 6/22/20	NOK	350,000	58,715
	Total Supranational Banks (cost $261,214)			293,084
	U.S. Treasury Obligations – 4.06%
	U.S. Treasury Bond 3.875% 8/15/40	USD	235,000	216,494
	U.S. Treasury Notes
	1.375% 11/30/15		1,395,000	1,355,874
	2.125% 12/31/15		1,505,000	1,513,231
	2.25% 11/30/17		60,000	58,355
‡	2.625% 11/15/20		1,239,000	1,168,920
	Total U.S. Treasury Obligations (cost $4,379,196)			4,312,874
			Number of
			Shares
	Preferred Stock – 0.09%
	Fresenius		280	23,909
	•PNC Financial Services 8.25%		25,000	26,907
	†Volkswagen		260	42,342
	Total Preferred Stock (cost $95,622)			93,158
			Principal
			Amount{
	‚Short-Term Investments – 9.48%
	Discount Notes – 7.28%
	Federal Home Loan Bank
	0.001% 1/3/11	USD	2,001,526	2,001,526
	0.001% 1/5/11		923,038	923,036
	0.001% 1/11/11		78,693	78,693
	0.03% 1/26/11		2,001,526	2,001,474
	0.098% 1/7/11		2,719,659	2,719,649
				7,724,378
	U.S. Treasury Obligation – 2.20%
	U.S. Treasury Bill 0.25% 1/13/11		2,335,114	2,335,100
				2,335,100
	Total Short-Term Investments (cost $10,059,444)			10,059,478
	Total Value of Securities – 105.81%
	(cost $104,418,517)			112,277,932
	Liabilities Net of Receivables and Other Assets (See Notes) – (5.81%)a			(6,159,900)
	Net Assets Applicable to 10,792,378 Shares Outstanding – 100.00%			$106,118,032

{Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
CHF – Swiss Franc
CLP – Chilean Peso
COP – Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
HKD – Hong Kong Dollar
IDR – Indonesian Rupiah
JPY – Japanese Yen
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PHP – Philipine Peso
PLN – Polish Zloty
RUB – Russian Ruble
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand

†Non income producing security.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
@Illiquid security. At December 31, 2010, the aggregate amount of illiquid securities was $439,861, which represented 0.41% of the Fund's net assets. See Note 5 in "Notes."
•Variable rate security. The rate shown is the rate as of December 31, 2010. Interest rates reset periodically.
‹Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2010, the aggregate amount of Rule 144A securities was $8,077,640, which represented 7.61% of the Fund’s net assets. See Note 5 in “Notes.”

¦Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at December 31, 2010. ÀRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At December 31, 2010, the aggregate amount of the restricted securities was $43,500, which represented 0.04% of the Fund’s net assets. See Note 5 in "Notes."
§Pre-Refunded bond. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
”Securities have been classified by country of origin.”Securities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at December 31, 2010.
‡Fully or partially pledged as collateral for futures contracts.
‚The rate shown is the effective yield at time of purchase.
aOf this amount, $1,643,208 represents receivable for securities sold and $9,612,232 represents payable for securities purchased as of December 31, 2010.

Summary of Abbreviations:
ADR – American Depositary Receipts
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
CDS – Credit Default Swap
CITI – Citigroup Global Markets
CMB – Chase Manhattan Bank
CVA – Dutch Certificate
GDR – Global Depositary Receipts
GNMA – Government National Mortgage Association
GSC – Goldman Sachs l
HSBC – Hong Kong Shanghai Bank
JPMC – JPMorgan Chase Bank
MNB – Mellon National Bank
MSC – Morgan Stanley & Co.
NVDR – Non-Voting Depositary Receipts
O.A.T – Obligations Assimilables du Trésor
PIK – Pay-in-kind
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family TBA – To be announced yr – year

1The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at December 31, 2010:

Foreign Currency Exchange Contracts
					Unrealized
					Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For	Settlement Date	(Depreciation)
BAML	CAD	(215,425)	210,636	1/7/11	$(5,343)
BAML	CLP	13,859,100	(28,417)	1/7/11	1,210
BAML	EUR	(71,094)	93,080	1/7/11	(1,968)
BAML	MXN	525,291	(41,789)	1/7/11	758
BAML	NOK	(2,763,330)	444,658	1/7/11	(29,444)
BCLY	CAD	(239,016)	233,832	1/7/11	(5,799)
BCLY	EUR	(98,356)	128,000	1/7/11	(3,495)
BCLY	GBP	(116,268)	180,936	1/7/11	(438)
CITI	JPY	8,029,728	(95,346)	1/7/11	3,532
CITI	PLN	69,519	(22,298)	1/7/11	1,138
GSC	CAD	254,308	(248,882)	1/7/11	6,080
GSC	NOK	(808,067)	130,174	1/7/11	(8,466)
HSBC	EUR	(19,485)	25,559	1/7/11	(491)
HSBC	NOK	(581,658)	93,658	1/7/11	(6,137)
JPMC	BRL	207,552	(118,873)	1/7/11	5,995
JPMC	CLP	98,858,500	(202,579)	1/7/11	8,752
JPMC	EUR	(196,448)	257,150	1/7/11	(5,488)
JPMC	MYR	745,130	(234,687)	1/7/11	6,838
JPMC	NZD	115,551	(85,681)	1/7/11	4,281
JPMC	TRY	75,295	(49,651)	1/7/11	(859)
MNB	AUD	(6,193)	6,296	1/5/11	(30)
MNB	CHF	(4,836)	5,160	1/4/11	(16)
MNB	EUR	73,598	(52,285)	1/3/11	400
MNB	EUR	7,912	(10,617)	1/4/11	(40)
MNB	EUR	(8,967)	12,003	1/5/11	14
MNB	GBP	27,000	(41,756)	1/4/11	365
MNB	GBP	(3,030)	4,701	1/5/11	(26)
MNB	HKD	(167,128)	21,477	1/3/11	(26)
MNB	HKD	(48,605)	6,249	1/4/11	(6)
MNB	JPY	(5,665,109)	68,843	1/4/11	(914)
MNB	MYR	(487)	155	1/3/11	(2)
MSC	AUD	106,963	(106,053)	1/7/11	3,153
MSC	CAD	(98,640)	96,235	1/7/11	(2,658)
MSC	EUR	(157,332)	205,532	1/7/11	(4,811)
MSC	KRW	11,689,000	(10,031)	1/7/11	390
MSC	MXN	314,403	(24,956)	1/7/11	510
MSC	MYR	(250,959)	78,572	1/7/11	(2,773)
MSC	NOK	1,782,501	(286,255)	1/7/11	19,567
MSC	TRY	60,376	(39,794)	1/7/11	(670)
					$(16,917)
Futures Contracts

					Unrealized
					Appreciation
Contracts to Buy (Sell)	Notional Cost (Proceeds)		Notional Value	Expiration Date	(Depreciation)
(22) U.S. Treasury 5 yr Notes	$(2,612,747)		$(2,589,812)	3/31/11	$22,935
(16) U.S. Treasury 10 yr Notes	(1,938,191)		(1,927,000)	3/22/11	11,191
(13) 2 U.S. Long Bond	(1,638,770)		(1,587,625)	3/22/11	51,145
1 Euro-Bond	167,315		167,533	3/8/11	218
	$6,022,393				$85,489
Swap Contracts
CDS Contracts
					Unrealized
		Notional	Annual Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Value	Payments	Date	(Depreciation)
	Protection Purchased:
BAML	Kingdom of Spain 5 yr CDS	$189,000	1.00%	12/20/15	$311
BCLY	Kingdom of Spain 5 yr CDS	186,000	1.00%	3/20/15	14,580
	ITRAXX Europe Subordinate Financials 14.1
BCLY	5 yr CDS	530,000	1.00%	12/20/15	48,931
	ITRAXX Europe Subordinate Financials 14.1
JPMS	5 yr CDS	555,000	1.00%	12/20/15	48,826
JPMS	Portuguese Republic 5 yr CDS	143,000	1.00%	6/20/15	19,282
	$1,603,000				$131,930
	Protection Sold / Moody’s Rating:
CITI	MetLife 5 yr CDS/A	$30,000	5.00%	9/20/14	$2,000
	Total				$133,930

The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Short-term debt securities are valued at market value. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 2007 - September 2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund's prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, the changes are included with the net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset- backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such divides, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments

At December 31, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At December 31, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$104,830,409
Aggregate unrealized appreciation	$8,452,658
Aggregate unrealized depreciation	(1,005,135)
Net unrealized appreciation	$7,447,523

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker- quoted securities, fair valued securities)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$13,414,665	$100,406	$13,515,071
Common Stock	40,410,687	52,223	-	40,462,910
Corporate Debt	-	36,741,511	100,000	36,841,511
Foreign Debt	-	6,904,946	-	6,904,946
Investment Companies	36,645	-	-	36,645
Municipal Bonds	-	51,339	-	51,339
Preferred Stock	66,251	26,907	-	93,158
Short-Term Investments	-	10,059,478	-	10,059,478
U.S. Treasury Obligations	-	4,312,874	-	4,312,874
Total	$40,513,583	$71,563,943	$200,406	$112,277,932
Foreign Currency Exchange Contracts	$-	$(16,917)	$-	$(16,917)
Futures Contracts	$85,489	$-	$-	$85,849
Swap Contracts	$-	$133,930	$-	$133,930

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Agency, Asset-
	Backed &
	Mortgage-
	Backed	Corporate	Foreign
	Securities	Debt	Debt	Total
Balance as of 9/30/10	$346,338	$68,738	$78,522	$493,598
Purchases	-	100,000	-	100,000
Sales	(100,234)	(72,006)	-	(172,240)
Net realized gain	234	4,568	-	4,802
Transfers out of Level 3	(144,856)	-	(77,535)	(222,391)
Net change in unrealized
appreciation/depreciation	(1,076)	(1,300)	(987)	(3,363)
Balance as of 12/31/10	$100,406	$100,000	$-	$200,406
Net change in unrealized
appreciation/depreciation from
investments still held as of 12/31/10	$(157)	$ -	$-	$(157)

Utilizing international fair value pricing for a security could cause transfers from Level 1 investments to Level 2 investments in the hierarchy.

During the period ended December 31, 2010, transfers out of Level 3 investments into Level 2 investments were made in the amount of $222,391. This was due to the Fund's pricing vendor being able to supply a matrix price for an investment that had been utilizing a broker quoted price. During the period ended December 31, 2010, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund.

3. Derivatives

U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund enters into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Swap Contracts – The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap contract is an exchange of interest rates between counterparties. In one instance, an interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No interest rate swap contracts were outstanding at December 31, 2010.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No index swap contracts were outstanding at December 31, 2010.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended December 31, 2010, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At December 31, 2010, the net unrealized appreciation of credit default swaps was $133,930. If a credit event had occurred for all swap transactions where collateral posting was required as of December 31, 2010, the swaps' credit-risk-related contingent features would have been triggered and the Fund would have received $1,573,000 less the value of the contracts' related reference obligations.

As disclosed in the footnotes to the schedule of investments of net assets, at December 31, 2010, the notional value of the protection sold was $30,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At December 31, 2010, the net unrealized appreciation of the protection sold was $2,000.

Credit default swaps may involve greater risks than if the Fund had invested in the reference obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund's maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of December 31, 2010 were as follows:

	Asset Derivatives		Liability Derivatives
	Schedule of		Schedule of
	Investments		Investments
	Location	Fair Value	Location	Fair Value
Liabilities net
	of receivables		Liabilities net of
Foreign exchange contracts (Forward currency exchange	and other		receivables and
contracts)	assets	$36,897	other assets	$(53,814)
Liabilities net
	of receivables		Liabilities net of
	and other		receivables and
Interest rate contracts (Futures contracts)	assets	85,489	other assets	-
Liabilities net
	of receivables		Liabilities net of
	and other		receivables and
Credit contracts (Swap contracts)	assets	133,930	other assets	-
Total		$256,316		$(53,814)

The effect of derivative instruments on the statement of operations for the period ended December 31, 2010 was as follows:

		Realized Gain or	Change in Unrealized
		Loss on	Appreciation or
	Location of Gain or	Derivatives	Depreciation on
	Loss on Derivatives	Recognized in	Derivatives Recognized in
	Recognized in Income	Income	Income
	Net realized loss on
	forward currency
	exchange contracts and
	net change in unrealized
	appreciation/depreciation
Foreign exchange contracts (Forward	of investments and
currency exchange contracts)	foreign currencies	$(238,878)	$132,884
	Net realized gain on
	futures contracts and net
	change in unrealized
	appreciation/depreciation
	of investments and
Interest rate contracts (Futures contracts)	foreign currencies	73,316	101,381
	Net realized loss on
	swap contracts and net
	change in unrealized
	appreciation/depreciation
	of investments and
Credit contracts (Swap contracts)	foreign currencies	(39,421)	119,345
Total		$(204,983)	$353,610

4. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreement collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower. The Fund had no securities out on loan as of December 31, 2010.

5. Credit and Market Risk

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investor Services, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events

Management has determined no material events or transactions occurred subsequent to December 31, 2010 that would require recognition or disclosure in the Fund’s schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a -2(a)), exactly as set forth below: